UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22110

AdvisorShares Trust

(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

AdvisorShares Dorsey Wright ADR ETF

AADR | The Nasdaq Stock Market LLC

Annual Shareholder Report | JUNE 30, 2026

This annual shareholder report contains important information about AdvisorShares Dorsey Wright ADR ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright ADR ETF	$113	1.10%

Management's Discussion of Fund Performance

AADR finished the fiscal year ended June 30, 2026, trailing its benchmark, the MSCI EAFE Index. The Fund was hampered by major pullbacks in formerly strong areas such as Precious Metals and Chinese equities. It also suffered from not being able to participate in the ascent of Korean equities such as SK Hynix and Samsung as they had no ADRs available during the fiscal year.

Q3 2025 went well for the Fund as Chinese equities and Precious Metals both provided a major boon for the portfolio. Chinese Equities began pulling back in a big way in Q4 though as 8 of our 10 worst performing positions for the quarter came from China. Major trend changes like this have historically created the toughest periods for relative strength strategies in general and this was no different. In the first half of 2026, the other major trend we had capitalized on (Precious Metals) also began underperforming, adding fuel to the fire. The Iran War shock also had a chilling effect on other high relative strength securities. Q2 2026 was especially tough as the AI trade we’ve seen in the US formally came to the International Equities, but in the form of SK Hynix and Samsung, which have huge weights in benchmarks but unfortunately did not have ADRs for us to trade.

Typically, missing out on the returns of two stocks doesn’t hamper a momentum portfolio too much, but given the weights of these stocks and the incredible returns (228% for SK Hynix and 100% for Samsung in Q2 alone) the effect was sizeable. Nevertheless, despite the headwinds, we’ve been through periods like this before and anticipate momentum latching on to new trends soon that will take us to new highs.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

Table Summary
		MSCI EAFE Index (Net)
	AdvisorShares Dorsey Wright ADR ETF NAV
6/2016	$10,000	$10,000
7/2016	$10,460	$10,507
8/2016	$10,300	$10,514
9/2016	$10,402	$10,643
10/2016	$10,671	$10,426
11/2016	$10,444	$10,218
12/2016	$10,358	$10,567
1/2017	$11,337	$10,874
2/2017	$11,495	$11,030
3/2017	$11,930	$11,333
4/2017	$12,116	$11,622
5/2017	$12,170	$12,048
6/2017	$12,043	$12,027
7/2017	$12,811	$12,374
8/2017	$13,541	$12,369
9/2017	$14,338	$12,677
10/2017	$14,835	$12,869
11/2017	$14,422	$13,004
12/2017	$15,217	$13,213
1/2018	$16,159	$13,876
2/2018	$15,640	$13,249
3/2018	$15,200	$13,011
4/2018	$15,119	$13,308
5/2018	$14,955	$13,009
6/2018	$13,903	$12,850
7/2018	$13,807	$13,166
8/2018	$13,647	$12,912
9/2018	$14,015	$13,024
10/2018	$12,128	$11,987
11/2018	$11,554	$11,972
12/2018	$10,473	$11,391
1/2019	$11,580	$12,139
2/2019	$12,067	$12,449
3/2019	$11,895	$12,527
4/2019	$12,037	$12,880
5/2019	$12,029	$12,261
6/2019	$13,048	$12,988
7/2019	$13,278	$12,824
8/2019	$13,018	$12,491
9/2019	$12,551	$12,849
10/2019	$13,260	$13,311
11/2019	$13,360	$13,461
12/2019	$14,231	$13,899
1/2020	$14,112	$13,608
2/2020	$13,021	$12,378
3/2020	$10,655	$10,726
4/2020	$12,093	$11,419
5/2020	$12,895	$11,916
6/2020	$13,969	$12,322
7/2020	$14,924	$12,609
8/2020	$14,849	$13,257
9/2020	$14,571	$12,913
10/2020	$14,061	$12,397
11/2020	$15,222	$14,319
12/2020	$16,027	$14,985
1/2021	$15,736	$14,825
2/2021	$16,434	$15,158
3/2021	$16,382	$15,506
4/2021	$17,120	$15,973
5/2021	$17,436	$16,494
6/2021	$17,515	$16,308
7/2021	$17,668	$16,431
8/2021	$17,927	$16,721
9/2021	$16,788	$16,235
10/2021	$17,182	$16,635
11/2021	$16,256	$15,860
12/2021	$17,048	$16,673
1/2022	$16,548	$15,867
2/2022	$15,610	$15,586
3/2022	$15,834	$15,687
4/2022	$14,455	$14,672
5/2022	$14,995	$14,782
6/2022	$13,047	$13,410
7/2022	$13,761	$14,078
8/2022	$13,335	$13,410
9/2022	$11,957	$12,155
10/2022	$12,808	$12,809
11/2022	$13,702	$14,252
12/2022	$13,111	$14,263
1/2023	$13,818	$15,418
2/2023	$13,335	$15,096
3/2023	$13,306	$15,471
4/2023	$13,218	$15,907
5/2023	$12,668	$15,234
6/2023	$13,659	$15,927
7/2023	$14,654	$16,443
8/2023	$14,415	$15,813
9/2023	$13,544	$15,273
10/2023	$13,119	$14,654
11/2023	$15,021	$16,014
12/2023	$15,524	$16,864
1/2024	$15,542	$16,961
2/2024	$16,143	$17,272
3/2024	$17,224	$17,840
4/2024	$16,898	$17,383
5/2024	$17,972	$18,056
6/2024	$17,298	$17,765
7/2024	$17,378	$18,286
8/2024	$17,693	$18,881
9/2024	$17,848	$19,055
10/2024	$18,049	$18,019
11/2024	$19,289	$17,917
12/2024	$19,457	$17,509
1/2025	$20,874	$18,429
2/2025	$21,087	$18,787
3/2025	$20,862	$18,711
4/2025	$20,994	$19,568
5/2025	$21,745	$20,463
6/2025	$22,216	$20,914
7/2025	$22,130	$20,621
8/2025	$23,261	$21,500
9/2025	$24,439	$21,911
10/2025	$23,852	$22,169
11/2025	$24,303	$22,307
12/2025	$24,275	$22,976
1/2026	$26,098	$24,175
2/2026	$26,731	$25,293
3/2026	$23,209	$22,691
4/2026	$24,001	$24,381
5/2026	$24,364	$25,129
6/2026	$23,509	$25,146

AVERAGE ANNUAL TOTAL RETURN

Table Summary
Fund/Index	1 year	5 year	10 year
AdvisorShares Dorsey Wright ADR ETF NAV	5.82%	6.07%	8.92%
MSCI EAFE Index (Net)	20.23%	9.05%	9.66%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$41,743,968
  Total advisory fees paid$373,310
  Total number of portfolio holdings38
  Period portfolio turnover rate106%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2026.

Table Summary
Sector	% of Net Assets
Pharmaceuticals	20.2%
Banks	16.5%
Telecommunications	15.4%
Money Market Fund	9.3%
Semiconductors	8.4%
Oil & Gas	8.2%
Mining	6.5%
Aerospace/Defense	5.5%
Auto Parts & Equipment	4.5%
Building Materials	2.8%
Electric	2.7%
Agriculture	2.4%
Diversified Financial Services	2.2%
Other	4.1%
Assets Less Liabilities	(8.7)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

AdvisorShares Dorsey Wright FSM All Cap World ETF

DWAW | The Nasdaq Stock Market LLC

Annual Shareholder Report | JUNE 30, 2026

This annual shareholder report contains important information about AdvisorShares Dorsey Wright FSM All Cap World ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright FSM All Cap World ETF	$103	0.92%

Management's Discussion of Fund Performance

During the fiscal year ended June 30, 2026, DWAW outperformed its benchmark, the MSCI ACWI Index.

The Fund is built on a foundation of momentum and relative strength to select the strongest funds from a universe of broad ETFs that cover size, styles, and global themes. The primary reason for the outperformance was due to sharp improvement in the final months of the fiscal year as the Fund rebounded after a brief period of consolidation. The Fund moved to overweight international equities in January 2026, allowing the strategy to benefit from the positive relative strength demonstrated by foreign stocks throughout the first half of 2026. The Fund also added exposure to the iShares MSCI Value Factor ETF (ticker: VLUE) in March 2026, which helped the strategy to outperform into the close of the fiscal year. As of fiscal year end, the Fund was overweight international equities with additional exposure toward US value and US quality.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

Table Summary
		MSCI All Country World Index (Net)
	AdvisorShares Dorsey Wright FSM All Cap World ETF NAV
12/26/2019	$10,000	$10,000
12/31/2019	$9,948	$10,001
1/31/2020	$10,093	$9,890
2/29/2020	$9,536	$9,091
3/31/2020	$8,733	$7,864
4/30/2020	$10,040	$8,706
5/31/2020	$10,715	$9,085
6/30/2020	$11,176	$9,375
7/31/2020	$11,991	$9,871
8/31/2020	$12,837	$10,475
9/30/2020	$12,353	$10,138
10/31/2020	$12,180	$9,891
11/30/2020	$13,824	$11,110
12/31/2020	$14,807	$11,626
1/31/2021	$15,141	$11,573
2/28/2021	$15,260	$11,841
3/31/2021	$14,638	$12,158
4/30/2021	$15,259	$12,689
5/31/2021	$14,898	$12,887
6/30/2021	$14,607	$13,057
7/31/2021	$14,530	$13,147
8/31/2021	$14,883	$13,476
9/30/2021	$14,191	$12,919
10/31/2021	$15,264	$13,578
11/30/2021	$15,304	$13,251
12/31/2021	$15,309	$13,781
1/31/2022	$13,602	$13,105
2/28/2022	$13,384	$12,766
3/31/2022	$13,787	$13,043
4/30/2022	$13,006	$11,999
5/31/2022	$13,313	$12,013
6/30/2022	$12,273	$11,000
7/31/2022	$12,801	$11,768
8/31/2022	$12,444	$11,335
9/30/2022	$11,309	$10,250
10/31/2022	$12,571	$10,868
11/30/2022	$13,311	$11,711
12/31/2022	$12,624	$11,251
1/31/2023	$13,811	$12,057
2/28/2023	$13,156	$11,711
3/31/2023	$12,657	$12,073
4/30/2023	$12,683	$12,246
5/31/2023	$12,243	$12,115
6/30/2023	$12,841	$12,818
7/31/2023	$13,321	$13,288
8/31/2023	$12,939	$12,916
9/30/2023	$12,332	$12,382
10/31/2023	$11,904	$12,010
11/30/2023	$13,171	$13,118
12/31/2023	$14,018	$13,748
1/31/2024	$14,182	$13,829
2/29/2024	$15,038	$14,422
3/31/2024	$15,342	$14,875
4/30/2024	$14,576	$14,384
5/31/2024	$15,371	$14,969
6/30/2024	$16,176	$15,302
7/31/2024	$15,880	$15,549
8/31/2024	$15,901	$15,944
9/30/2024	$16,223	$16,314
10/31/2024	$16,071	$15,948
11/30/2024	$17,393	$16,544
12/31/2024	$16,633	$16,153
1/31/2025	$17,296	$16,695
2/28/2025	$16,621	$16,594
3/31/2025	$15,330	$15,939
4/30/2025	$15,556	$16,088
5/31/2025	$16,730	$17,012
6/30/2025	$17,198	$17,776
7/31/2025	$17,104	$18,017
8/31/2025	$17,319	$18,462
9/30/2025	$18,147	$19,131
10/31/2025	$18,292	$19,559
11/30/2025	$18,184	$19,557
12/31/2025	$18,393	$19,761
1/31/2026	$18,913	$20,347
2/28/2026	$19,400	$20,608
3/31/2026	$17,881	$19,128
4/30/2026	$19,747	$21,074
5/31/2026	$21,147	$22,162
6/30/2026	$21,294	$21,984

AVERAGE ANNUAL TOTAL RETURN

Table Summary
Fund/Index	1 year	5 year	Since Inception 12/26/2019
AdvisorShares Dorsey Wright FSM All Cap World ETF NAV	23.82%	7.83%	12.31%
MSCI All Country World Index (Net)	23.67%	10.98%	12.86%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$94,264,756
  Total advisory fees paid$647,112
  Total number of portfolio holdings7
  Period portfolio turnover rate207%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2026.

Table Summary
Sector	% of Net Assets
Equity Fund	99.0%
Money Market Funds	3.5%
Assets Less Liabilities	(2.5)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

AdvisorShares Dorsey Wright FSM US Core ETF

DWUS | The Nasdaq Stock Market LLC

Annual Shareholder Report | JUNE 30, 2026

This annual shareholder report contains important information about AdvisorShares Dorsey Wright FSM US Core ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright FSM US Core ETF	$99	0.88%

Management's Discussion of Fund Performance

During the fiscal year ended June 30, 2026, DWUS outperformed its benchmark, the S&P 500 Index.

The Fund is built on a foundation of momentum and relative strength to select the strongest funds from a small lineup of US large cap core equity ETFs. The primary reason the Fund outperformed over the fiscal year was due to improvement in June 2026 that led to a strong rebound after a brief period of consolidation. This came from exposure to growth-oriented US equities through the Invesco QQQ Trust (ticker: QQQ), which moved into the portfolio in June 2026, and the iShares MSCI USA Momentum ETF (ticker: MTUM), which was added to the portfolio in May 2026. The Fund only saw four trades during the fiscal year, highlighting the relative consistency in trends experienced throughout the year. The Fund remains fully invested in a risk-on posture as we move into the back half of 2026.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

Table Summary
		S&P 500 Index
	AdvisorShares Dorsey Wright FSM US Core ETF NAV
12/26/2019	$10,000	$10,000
12/31/2019	$10,000	$9,974
1/31/2020	$10,292	$9,970
2/29/2020	$9,563	$9,149
3/31/2020	$8,657	$8,019
4/30/2020	$9,801	$9,047
5/31/2020	$10,401	$9,478
6/30/2020	$10,943	$9,667
7/31/2020	$11,716	$10,212
8/31/2020	$12,903	$10,946
9/30/2020	$12,282	$10,530
10/31/2020	$11,828	$10,250
11/30/2020	$13,110	$11,372
12/31/2020	$13,647	$11,809
1/31/2021	$13,760	$11,690
2/28/2021	$13,701	$12,012
3/31/2021	$13,727	$12,538
4/30/2021	$14,606	$13,207
5/31/2021	$14,341	$13,300
6/30/2021	$14,782	$13,610
7/31/2021	$15,082	$13,933
8/31/2021	$15,569	$14,357
9/30/2021	$14,821	$13,689
10/31/2021	$15,784	$14,648
11/30/2021	$15,722	$14,547
12/31/2021	$16,284	$15,199
1/31/2022	$15,207	$14,412
2/28/2022	$14,793	$13,981
3/31/2022	$15,322	$14,500
4/30/2022	$13,775	$13,235
5/31/2022	$13,820	$13,260
6/30/2022	$12,865	$12,165
7/31/2022	$13,674	$13,287
8/31/2022	$13,301	$12,745
9/30/2022	$12,136	$11,571
10/31/2022	$13,126	$12,508
11/30/2022	$13,923	$13,207
12/31/2022	$13,467	$12,446
1/31/2023	$13,960	$13,228
2/28/2023	$13,373	$12,905
3/31/2023	$13,552	$13,379
4/30/2023	$13,678	$13,588
5/31/2023	$13,892	$13,647
6/30/2023	$14,843	$14,549
7/31/2023	$15,373	$15,016
8/31/2023	$15,119	$14,777
9/30/2023	$14,368	$14,073
10/31/2023	$14,054	$13,777
11/30/2023	$15,439	$15,035
12/31/2023	$16,207	$15,718
1/31/2024	$16,470	$15,982
2/29/2024	$17,552	$16,835
3/31/2024	$17,907	$17,377
4/30/2024	$17,012	$16,667
5/31/2024	$17,977	$17,494
6/30/2024	$18,956	$18,122
7/31/2024	$18,595	$18,342
8/31/2024	$18,670	$18,787
9/30/2024	$19,097	$19,188
10/31/2024	$18,915	$19,014
11/30/2024	$20,194	$20,130
12/31/2024	$19,528	$19,651
1/31/2025	$20,353	$20,198
2/28/2025	$20,180	$19,934
3/31/2025	$18,878	$18,811
4/30/2025	$19,130	$18,684
5/31/2025	$20,269	$19,860
6/30/2025	$20,603	$20,869
7/31/2025	$20,607	$21,338
8/31/2025	$20,895	$21,770
9/30/2025	$22,007	$22,565
10/31/2025	$22,420	$23,093
11/30/2025	$22,062	$23,150
12/31/2025	$22,005	$23,164
1/31/2026	$22,370	$23,500
2/28/2026	$21,971	$23,321
3/31/2026	$20,639	$22,160
4/30/2026	$23,067	$24,485
5/31/2026	$24,864	$25,774
6/30/2026	$25,792	$25,529

AVERAGE ANNUAL TOTAL RETURN

Table Summary
Fund/Index	1 year	5 year	Since Inception 12/26/2019
AdvisorShares Dorsey Wright FSM US Core ETF NAV	25.18%	11.78%	15.66%
S&P 500 Index	22.32%	13.41%	15.48%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$130,367,594
  Total advisory fees paid$898,855
  Total number of portfolio holdings4
  Period portfolio turnover rate204%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2026.

Table Summary
Sector	% of Net Assets
Equity Fund	99.9%
Money Market Funds	2.3%
Assets Less Liabilities	(2.2)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

AdvisorShares Dorsey Wright Short ETF

DWSH | The Nasdaq Stock Market LLC

Annual Shareholder Report | JUNE 30, 2026

This annual shareholder report contains important information about AdvisorShares Dorsey Wright Short ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright Short ETF	$315	3.31%

Management's Discussion of Fund Performance

DWSH finished the fiscal year ended June 30, 2026, well ahead of its benchmark, the inverse of the S&P 500 Total Return Index. It’s been a good year for the Fund predominantly because the AI trade has made the market somewhat narrow. By largely not shorting the high momentum AI stocks then, the Fund capitalized on other areas not doing as well.

The first three quarters of the fiscal year were somewhat lackluster for the Fund as it mostly matched the inverse performance of the S&P 500 Total Return Index while sometimes lagging a bit or outperforming a bit. Most of the overall outperformance came in Q2 2026 as AI stocks exploded off the Iran War bottom in late March. From there the S&P 500 TR Index moved up 15.2% over the quarter. Normally that would be a tough market for DWSH, but as mentioned before, the narrowness of the move (most of the return came from AI-related stocks) created an environment where as long as you didn’t short those names you could potentially outperform. That’s exactly what we saw as the Fund only dropped -4.35% over the quarter. This is a prime example of how negative momentum can work in one’s favor in a similar manner to the positive momentum we’re used to.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

Table Summary
		S&P 500 Index
	AdvisorShares Dorsey Wright Short ETF NAV
7/10/2018	$10,000	$10,000
7/31/2018	$9,932	$10,085
8/31/2018	$9,952	$10,414
9/30/2018	$10,045	$10,473
10/31/2018	$11,152	$9,757
11/30/2018	$10,683	$9,956
12/31/2018	$12,214	$9,057
1/31/2019	$10,218	$9,783
2/28/2019	$9,812	$10,097
3/31/2019	$9,945	$10,293
4/30/2019	$9,476	$10,710
5/31/2019	$11,022	$10,029
6/30/2019	$9,973	$10,736
7/31/2019	$10,134	$10,891
8/31/2019	$11,354	$10,718
9/30/2019	$10,403	$10,919
10/31/2019	$10,388	$11,155
11/30/2019	$9,808	$11,560
12/31/2019	$9,129	$11,909
1/31/2020	$9,892	$11,904
2/29/2020	$11,054	$10,924
3/31/2020	$14,040	$9,575
4/30/2020	$10,062	$10,803
5/31/2020	$9,168	$11,317
6/30/2020	$7,753	$11,542
7/31/2020	$7,766	$12,193
8/31/2020	$7,112	$13,069
9/30/2020	$7,632	$12,573
10/31/2020	$7,205	$12,238
11/30/2020	$5,014	$13,578
12/31/2020	$4,606	$14,100
1/31/2021	$4,280	$13,958
2/28/2021	$3,975	$14,343
3/31/2021	$3,725	$14,971
4/30/2021	$3,592	$15,770
5/31/2021	$3,520	$15,880
6/30/2021	$3,444	$16,251
7/31/2021	$3,491	$16,637
8/31/2021	$3,466	$17,142
9/30/2021	$3,532	$16,345
10/31/2021	$3,499	$17,490
11/30/2021	$3,742	$17,369
12/31/2021	$3,424	$18,148
1/31/2022	$3,420	$17,208
2/28/2022	$3,437	$16,693
3/31/2022	$3,365	$17,313
4/30/2022	$3,740	$15,803
5/31/2022	$3,797	$15,832
6/30/2022	$4,207	$14,525
7/31/2022	$3,759	$15,865
8/31/2022	$3,867	$15,218
9/30/2022	$4,464	$13,816
10/31/2022	$3,998	$14,935
11/30/2022	$3,696	$15,769
12/31/2022	$3,992	$14,861
1/31/2023	$3,287	$15,795
2/28/2023	$3,459	$15,409
3/31/2023	$3,628	$15,975
4/30/2023	$3,672	$16,224
5/31/2023	$3,868	$16,295
6/30/2023	$3,521	$17,372
7/31/2023	$3,157	$17,930
8/31/2023	$3,380	$17,644
9/30/2023	$3,680	$16,803
10/31/2023	$3,996	$16,450
11/30/2023	$3,608	$17,952
12/31/2023	$3,110	$18,767
1/31/2024	$3,251	$19,083
2/29/2024	$3,214	$20,102
3/31/2024	$3,093	$20,749
4/30/2024	$3,306	$19,901
5/31/2024	$3,229	$20,888
6/30/2024	$3,320	$21,637
7/31/2024	$3,102	$21,901
8/31/2024	$3,217	$22,432
9/30/2024	$3,158	$22,911
10/31/2024	$3,310	$22,703
11/30/2024	$3,107	$24,036
12/31/2024	$3,293	$23,463
1/31/2025	$3,242	$24,116
2/28/2025	$3,417	$23,802
3/31/2025	$3,525	$22,461
4/30/2025	$3,849	$22,308
5/31/2025	$3,690	$23,713
6/30/2025	$3,479	$24,918
7/31/2025	$3,351	$25,478
8/31/2025	$3,132	$25,994
9/30/2025	$3,228	$26,943
10/31/2025	$3,308	$27,574
11/30/2025	$3,264	$27,641
12/31/2025	$3,228	$27,658
1/31/2026	$3,114	$28,059
2/28/2026	$3,090	$27,846
3/31/2026	$3,282	$26,459
4/30/2026	$3,211	$29,236
5/31/2026	$3,172	$30,774
6/30/2026	$3,140	$30,481

AVERAGE ANNUAL TOTAL RETURN

Table Summary
Fund/Index	1 year	5 year	Since Inception 7/10/2018
AdvisorShares Dorsey Wright Short ETF NAV	-9.75%	-1.83%	-13.52%
S&P 500 Index	22.32%	13.41%	15.00%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$10,809,217
  Total advisory fees paid$24,025
  Total number of portfolio holdings100
  Period portfolio turnover rate257%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2026.

Table Summary
Sector	% of Net Assets
Software	(16.3)%
Commercial Services	(12.1)%
Computers	(11.0)%
Retail	(8.6)%
Food	(6.9)%
Healthcare - Products	(6.2)%
Internet	(5.7)%
Media	(3.6)%
Insurance	(3.4)%
Diversified Financial Services	(2.4)%
Packaging & Containers	(2.3)%
Home Builders	(2.0)%
Other	(22.0)%
Money Market Fund	82.9%
Assets Less Liabilities	119.6%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

AdvisorShares Focused Equity ETF

CWS | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2026

This annual shareholder report contains important information about AdvisorShares Focused Equity ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Focused Equity ETF	$64	0.65%

Management's Discussion of Fund Performance

Over the past several months, CWS was impacted by several important financial and geopolitical events, most prominently the ongoing war in Ukraine and the war with Iran. At the onset of hostilities with Iran, the price for oil rose to nearly $120 per barrel.

During the final four months of 2025, the Federal Reserve voted to lower interest rates three times, bringing the Fed’s target rate for overnight loans to 3.50% to 3.75%, an attempt to spur economic growth despite a generally elevated environment for inflation. The Fed later brought these rate cuts to an end, making no changes to interest rates during the first half of 2026. By mid-year,  market participants expected the Fed to raise interest rates before year-end, with the possibility of two hikes by 2027. In May 2026, Kevin Warsh took over from Jerome Powell as Chairman of the Federal Reserve. Mr. Warsh appears to favor a more aggressive approach to inflation, and he has streamlined the Fed’s policy statements. Lower interest rates are generally beneficial for the stock market and our ETF. They cut borrowing costs and ease the valuation competition that bonds pose to stocks, so as yields go down, stocks tend to rise.

Conversely, higher oil prices act as a tax on consumer spending. Each dollar that is spent at the pump is one that’s not spent at the shopping mall. As 2026 went on, oil prices gradually started to fall, and by mid-year, oil dipped below $70 per barrel.

One of our new stocks for 2026, Casey’s General Stores (CASY), runs a successful pizza and gasoline business. The idea is to bring in customers  looking for gasoline and sell them pizza while they wait. It has been a winning formula, and Casey’s has profited amid the volatility in energy markets.

Most of the ETF’s holdings are high-quality stocks with a conservative profile, and the Fund tends to be less volatile than the overall market. While CWS is not a strictly value fund, it tends to move in general alignment with value indexes.

The Fund was greatly helped in 2025 and 2026 by additions of Comfort Systems USA (FIX) and IES Holdings (IESC). Both have benefited enormously from very large investments in data storage facilities needed to help power AI services. Relatedly, the Fund holds Amphenol (APH) which is a key manufacturer of fiber optic connectors.

CWS also has a large allocation of healthcare stocks currently including Stryker (SYK), Abbott Laboratories (ABT), ResMed (RMD), Henry Schein (HSIC), Cencora (COR) and McKesson (MCK). The healthcare sector was out of favor over the last 12 months, which was an obstacle for the Fund. Many of our positions there are defensive in nature, which was also at odds with the market’s temperament as Wall Street shifted towards a more aggressive outlook. Many tech stocks did well while many conservative stocks lagged.

In the financial services sector, CWS owns Fair Isaac (FICO), Broadridge Financial Solutions (BR), Moody’s (MCO), FactSet Research Systems (FDS) and Intercontinental Exchange (ICE).

The Fund holds many stocks that dominate their respective industries. One is Allison Transmission Holdings (ALSN), the world’s largest maker of fully automatic transmissions for medium- and heavy-duty commercial vehicles and medium- and heavy-tactical U.S. defense vehicles. Another good example is HEICO (HEI), which makes replacement parts for the aircraft industry.

CWS is a conservative fund made up of high-quality stocks. We remain optimistic for strong performance for the rest of 2026.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

Table Summary
		S&P 500 Index
	AdvisorShares Focused Equity ETF NAV
9/20/2016	$10,000	$10,000
9/30/2016	$10,080	$10,137
10/31/2016	$9,901	$9,952
11/30/2016	$10,385	$10,321
12/31/2016	$10,378	$10,525
1/31/2017	$10,789	$10,725
2/28/2017	$10,996	$11,151
3/31/2017	$11,087	$11,164
4/30/2017	$11,302	$11,278
5/31/2017	$11,331	$11,437
6/30/2017	$11,439	$11,508
7/31/2017	$11,428	$11,745
8/31/2017	$11,274	$11,781
9/30/2017	$11,590	$12,024
10/31/2017	$11,919	$12,305
11/30/2017	$12,400	$12,682
12/31/2017	$12,524	$12,823
1/31/2018	$12,936	$13,557
2/28/2018	$12,635	$13,057
3/31/2018	$12,417	$12,726
4/30/2018	$12,333	$12,774
5/31/2018	$12,398	$13,082
6/30/2018	$12,762	$13,163
7/31/2018	$13,131	$13,652
8/31/2018	$13,581	$14,097
9/30/2018	$13,596	$14,177
10/31/2018	$12,587	$13,208
11/30/2018	$13,137	$13,478
12/31/2018	$11,810	$12,261
1/31/2019	$12,688	$13,243
2/28/2019	$13,259	$13,668
3/31/2019	$13,343	$13,934
4/30/2019	$13,923	$14,498
5/31/2019	$13,497	$13,577
6/30/2019	$14,177	$14,534
7/31/2019	$14,441	$14,743
8/31/2019	$14,444	$14,509
9/30/2019	$14,478	$14,781
10/31/2019	$14,623	$15,101
11/30/2019	$15,228	$15,649
12/31/2019	$15,402	$16,121
1/31/2020	$15,556	$16,115
2/29/2020	$14,160	$14,788
3/31/2020	$12,652	$12,962
4/30/2020	$14,008	$14,623
5/31/2020	$14,814	$15,320
6/30/2020	$14,747	$15,624
7/31/2020	$15,998	$16,505
8/31/2020	$16,496	$17,692
9/30/2020	$16,103	$17,020
10/31/2020	$15,765	$16,567
11/30/2020	$17,208	$18,381
12/31/2020	$18,007	$19,087
1/31/2021	$17,585	$18,895
2/28/2021	$17,638	$19,416
3/31/2021	$18,462	$20,266
4/30/2021	$19,478	$21,347
5/31/2021	$19,282	$21,497
6/30/2021	$19,341	$21,998
7/31/2021	$20,001	$22,521
8/31/2021	$20,275	$23,206
9/30/2021	$19,221	$22,126
10/31/2021	$20,502	$23,677
11/30/2021	$20,370	$23,513
12/31/2021	$21,844	$24,566
1/31/2022	$20,269	$23,295
2/28/2022	$19,677	$22,598
3/31/2022	$19,925	$23,437
4/30/2022	$18,768	$21,393
5/31/2022	$18,606	$21,432
6/30/2022	$17,547	$19,663
7/31/2022	$19,194	$21,476
8/31/2022	$18,475	$20,600
9/30/2022	$17,085	$18,703
10/31/2022	$18,829	$20,217
11/30/2022	$20,348	$21,347
12/31/2022	$19,758	$20,117
1/31/2023	$21,193	$21,381
2/28/2023	$20,679	$20,859
3/31/2023	$21,138	$21,625
4/30/2023	$21,170	$21,963
5/31/2023	$20,379	$22,058
6/30/2023	$22,388	$23,516
7/31/2023	$23,183	$24,271
8/31/2023	$22,981	$23,885
9/30/2023	$21,718	$22,746
10/31/2023	$20,637	$22,268
11/30/2023	$23,075	$24,301
12/31/2023	$24,750	$25,405
1/31/2024	$25,051	$25,832
2/29/2024	$25,753	$27,212
3/31/2024	$26,559	$28,087
4/30/2024	$25,372	$26,940
5/31/2024	$26,199	$28,276
6/30/2024	$26,015	$29,290
7/31/2024	$27,690	$29,647
8/31/2024	$28,383	$30,366
9/30/2024	$28,753	$31,015
10/31/2024	$28,213	$30,733
11/30/2024	$29,894	$32,537
12/31/2024	$27,267	$31,762
1/31/2025	$28,568	$32,646
2/28/2025	$28,279	$32,220
3/31/2025	$27,552	$30,405
4/30/2025	$27,395	$30,199
5/31/2025	$28,775	$32,100
6/30/2025	$29,448	$33,732
7/31/2025	$28,992	$34,489
8/31/2025	$29,050	$35,188
9/30/2025	$28,896	$36,472
10/31/2025	$28,289	$37,326
11/30/2025	$29,103	$37,418
12/31/2025	$28,990	$37,441
1/31/2026	$28,983	$37,984
2/28/2026	$29,495	$37,695
3/31/2026	$27,360	$35,818
4/30/2026	$28,952	$39,576
5/31/2026	$28,509	$41,659
6/30/2026	$28,811	$41,263

AVERAGE ANNUAL TOTAL RETURN

Table Summary
Fund/Index	1 year	5 year	Since Inception 9/20/2016
AdvisorShares Focused Equity ETF NAV	-2.16%	8.30%	11.43%
S&P 500 Index	22.32%	13.41%	15.60%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$132,397,860
  Total advisory fees paid$897,311
  Total number of portfolio holdings26
  Period portfolio turnover rate27%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2026.

Table Summary
Sector	% of Net Assets
Engineering & Construction	16.0%
Healthcare - Products	13.3%
Pharmaceuticals	11.5%
Software	9.2%
Commercial Services	6.5%
Retail	5.7%
Electronics	5.3%
Auto Parts & Equipment	4.6%
Aerospace/Defense	4.4%
Computers	4.4%
Food	4.3%
Metal Fabricate/Hardware	4.2%
Water	4.1%
Other	6.6%
Assets Less Liabilities	(0.1)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

AdvisorShares Gerber Kawasaki ETF

GK | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2026

This annual shareholder report contains important information about AdvisorShares Gerber Kawasaki ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Gerber Kawasaki ETF	$84	0.75%

Management's Discussion of Fund Performance

The past 12 months (July 2025 through June 2026) marked one of the strongest periods in the Fund’s history. The Fund significantly outperformed its benchmark, driven by our long-standing conviction in artificial intelligence, technology, and other transformational investment themes.

Several years ago, we began positioning the portfolio around what we believed would become the defining investment opportunity of this decade: the rapid adoption of AI. That conviction proved to be well-founded, as our investments in AI infrastructure, semiconductors, and enabling technologies generated exceptional returns during the fiscal year.

In addition to AI, we identified early opportunities in power, infrastructure, and defense, recognizing that the unprecedented buildout of data centers and AI computing capacity would require massive investments in electrical infrastructure, industrial equipment, and energy systems. Our overweight positions in these areas were significant contributors to performance and helped drive substantial outperformance versus the broader market.

Our semiconductor investments were particularly successful. We recognized early the critical role that advanced chip manufacturers would play in enabling AI, and holdings such as Micron delivered exceptional gains over the past year. As these positions appreciated, we prudently trimmed some holdings to maintain appropriate portfolio diversification and remain within our investment guidelines.

Looking ahead, we continue to believe the long-term investment opportunity remains compelling. AI infrastructure is still in its early stages, and we expect continued investment across semiconductors, networking, data centers, power generation, and industrial infrastructure for years to come. Beyond AI, we remain optimistic about several other secular growth themes, including GLP-1 and other innovative healthcare technologies, as well as select financial companies benefiting from long-term structural trends.

The Fund remains a diversified, actively managed thematic portfolio focused on investing in powerful long-term trends rather than short-term market movements. Our primary investment themes include, AI & Technology, Infrastructure, Power & Defense, Streaming, Sports & Entertainment, and Beyond (emerging growth opportunities across multiple industries). This has been one of the strongest 12-month periods since the Fund’s inception, and we are extremely pleased with the results. As we celebrate our fifth anniversary, we are grateful for the trust and support of our investors.

The Fund launched at the beginning of one of the most challenging bear markets in recent history, which weighed on our longer-term performance. Over the subsequent years, the Fund’s results reflected the performance of its investment process and thematic approach. Excluding the extraordinary market environment of 2022, we are proud of the performance we have delivered throughout 2023, 2024, 2025, and now 2026.

We believe the next five years presents a compelling investment opportunity. While challenges and market volatility will undoubtedly remain, we have increasing confidence that the AI revolution, along with the massive infrastructure investments required to support it, will continue to reshape the global economy. We believe the Fund is well positioned to capitalize on these transformational trends while identifying the next generation of innovative companies driving economic growth.

Thank you for your continued confidence and support. We look forward to building on this success and delivering long-term value for our investors in the years ahead.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

Table Summary
		S&P 500 Index
	AdvisorShares Gerber Kawasaki ETF NAV
7/1/2021	$10,000	$10,000
7/31/2021	$10,163	$10,184
8/31/2021	$10,473	$10,493
9/30/2021	$9,879	$10,005
10/31/2021	$10,951	$10,706
11/30/2021	$10,857	$10,632
12/31/2021	$10,587	$11,109
1/31/2022	$9,175	$10,534
2/28/2022	$8,826	$10,218
3/31/2022	$9,132	$10,598
4/30/2022	$7,586	$9,674
5/31/2022	$7,295	$9,691
6/30/2022	$6,529	$8,891
7/31/2022	$7,375	$9,711
8/31/2022	$6,967	$9,315
9/30/2022	$6,256	$8,457
10/31/2022	$6,591	$9,142
11/30/2022	$6,871	$9,653
12/31/2022	$6,051	$9,097
1/31/2023	$6,790	$9,668
2/28/2023	$6,817	$9,432
3/31/2023	$6,905	$9,779
4/30/2023	$6,691	$9,931
5/31/2023	$6,721	$9,975
6/30/2023	$7,261	$10,634
7/31/2023	$7,500	$10,975
8/31/2023	$7,141	$10,800
9/30/2023	$6,628	$10,285
10/31/2023	$6,267	$10,069
11/30/2023	$6,922	$10,989
12/31/2023	$7,345	$11,488
1/31/2024	$7,536	$11,681
2/29/2024	$8,120	$12,305
3/31/2024	$8,429	$12,701
4/30/2024	$7,918	$12,182
5/31/2024	$8,342	$12,786
6/30/2024	$8,724	$13,245
7/31/2024	$8,506	$13,406
8/31/2024	$8,523	$13,731
9/30/2024	$8,704	$14,024
10/31/2024	$8,537	$13,897
11/30/2024	$9,119	$14,713
12/31/2024	$8,830	$14,362
1/31/2025	$8,987	$14,762
2/28/2025	$8,670	$14,570
3/31/2025	$7,888	$13,749
4/30/2025	$8,231	$13,655
5/31/2025	$8,944	$14,515
6/30/2025	$9,665	$15,253
7/31/2025	$10,091	$15,595
8/31/2025	$10,120	$15,912
9/30/2025	$10,616	$16,492
10/31/2025	$10,791	$16,879
11/30/2025	$10,556	$16,920
12/31/2025	$10,386	$16,930
1/31/2026	$10,522	$17,176
2/28/2026	$10,294	$17,045
3/31/2026	$9,571	$16,196
4/30/2026	$11,068	$17,896
5/31/2026	$12,128	$18,838
6/30/2026	$12,030	$18,658

AVERAGE ANNUAL TOTAL RETURN

Table Summary
Fund/Index	1 year	Since Inception 7/1/2021
AdvisorShares Gerber Kawasaki ETF NAV	24.47%	3.77%
S&P 500 Index	22.32%	13.29%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$31,878,541
  Total advisory fees paid$70,000
  Total number of portfolio holdings31
  Period portfolio turnover rate50%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2026.

Table Summary
Sector	% of Net Assets
Semiconductors	24.1%
Internet	17.0%
Machinery - Construction & Mining	7.6%
Pharmaceuticals	7.5%
Computers	6.7%
Retail	5.1%
Software	4.8%
Building Materials	4.7%
Commercial Services	4.0%
Money Market Fund	3.8%
Aerospace/Defense	2.9%
Diversified Financial Services	2.5%
Engineering & Construction	2.5%
Other	7.0%
Assets Less Liabilities	(0.2)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

AdvisorShares Hotel ETF

BEDZ | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2026

This annual shareholder report contains important information about AdvisorShares Hotel ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Hotel ETF	$109	0.99%

Management's Discussion of Fund Performance

BEDZ, covering the hotel and travel sector, saw improving fundamentals during the fiscal year ended June 30, 2026. U.S. hotel revenue per available room (RevPAR) growth strengthened over the period, with industry forecasts upgraded during the year to reflect stronger-than-expected demand. Leisure travel remained resilient, increasingly concentrated in secondary and warm-weather markets, while corporate and group travel showed signs of gradual recovery after a slower start to the period, supported by rising corporate travel budgets.

Anticipation of the FIFA World Cup, hosted across the U.S., Mexico, and Canada beginning in June 2026, contributed to improved sentiment and demand expectations for the hospitality sector toward the end of the fiscal year. New hotel supply growth remained constrained during the period, with a lower share of pipeline rooms under construction than in recent years, reflecting continued economic uncertainty and elevated construction and financing costs.

Operators continued to navigate cost pressures, including labor and utility expenses, while regional performance varied, with softness in select U.S. markets and stronger conditions internationally. The luxury and upper-upscale segments continued to outperform relative to mass-market tiers during the period.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

Table Summary
		S&P 500 Index
	AdvisorShares Hotel ETF NAV
4/20/2021	$10,000	$10,000
4/30/2021	$10,512	$10,114
5/31/2021	$10,637	$10,185
6/30/2021	$10,081	$10,423
7/31/2021	$9,528	$10,670
8/31/2021	$9,976	$10,995
9/30/2021	$10,443	$10,484
10/31/2021	$10,790	$11,218
11/30/2021	$9,925	$11,140
12/31/2021	$10,901	$11,640
1/31/2022	$9,905	$11,037
2/28/2022	$10,489	$10,707
3/31/2022	$10,917	$11,104
4/30/2022	$10,287	$10,136
5/31/2022	$9,565	$10,155
6/30/2022	$8,111	$9,316
7/31/2022	$9,550	$10,175
8/31/2022	$9,107	$9,760
9/30/2022	$8,374	$8,862
10/31/2022	$9,512	$9,579
11/30/2022	$9,987	$10,114
12/31/2022	$9,459	$9,532
1/31/2023	$10,558	$10,130
2/28/2023	$10,435	$9,883
3/31/2023	$10,128	$10,246
4/30/2023	$10,097	$10,406
5/31/2023	$9,759	$10,451
6/30/2023	$10,490	$11,142
7/31/2023	$11,151	$11,500
8/31/2023	$10,581	$11,317
9/30/2023	$10,126	$10,777
10/31/2023	$9,529	$10,551
11/30/2023	$10,820	$11,514
12/31/2023	$11,726	$12,037
1/31/2024	$11,619	$12,239
2/29/2024	$12,225	$12,893
3/31/2024	$12,655	$13,308
4/30/2024	$11,881	$12,764
5/31/2024	$11,615	$13,397
6/30/2024	$11,812	$13,878
7/31/2024	$11,825	$14,047
8/31/2024	$11,987	$14,388
9/30/2024	$12,488	$14,695
10/31/2024	$12,950	$14,562
11/30/2024	$14,118	$15,416
12/31/2024	$13,871	$15,049
1/31/2025	$14,382	$15,468
2/28/2025	$13,419	$15,266
3/31/2025	$12,143	$14,406
4/30/2025	$11,709	$14,308
5/31/2025	$12,662	$15,209
6/30/2025	$13,258	$15,982
7/31/2025	$13,808	$16,341
8/31/2025	$14,648	$16,672
9/30/2025	$14,156	$17,281
10/31/2025	$13,404	$17,685
11/30/2025	$13,786	$17,729
12/31/2025	$14,337	$17,740
1/31/2026	$14,040	$17,997
2/28/2026	$14,302	$17,860
3/31/2026	$13,350	$16,971
4/30/2026	$14,534	$18,751
5/31/2026	$14,958	$19,738
6/30/2026	$16,021	$19,550

AVERAGE ANNUAL TOTAL RETURN

Table Summary
Fund/Index	1 year	5 year	Since Inception 4/20/2021
AdvisorShares Hotel ETF NAV	20.84%	9.71%	9.50%
S&P 500 Index	22.32%	13.41%	13.78%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$2,981,664
  Total advisory fees paid$0
  Total number of portfolio holdings22
  Period portfolio turnover rate121%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2026.

Table Summary
Sector	% of Net Assets
Oil & Gas Services	4.9%
Entertainment	5.4%
Internet	12.2%
Leisure Time	16.6%
Lodging	18.3%
REITS	38.4%
Money Market Fund	5.4%
Assets Less Liabilities	(1.2)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

AdvisorShares HVAC and Industrials ETF

HVAC | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2026

This annual shareholder report contains important information about AdvisorShares HVAC and Industrials ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares HVAC and Industrials ETF	$124	0.99%

Management's Discussion of Fund Performance

For the fiscal year ended June 30, 2026, HVAC achieved a positive return and benefited from continued investment in cooling, building efficiency, and infrastructure modernization. The heating, ventilation, and air conditioning industry remained supported by several long-term growth drivers, including rising global temperatures, urbanization, electrification, and increasing demand for more efficient and reliable building systems. Recurring heat waves across Europe also highlighted the region’s relatively low penetration of air-conditioning systems, supporting increased interest in residential and commercial cooling solutions.

The rapid expansion of artificial intelligence and cloud computing infrastructure remained an important source of demand during the period. Data centers require advanced cooling and thermal-management systems to support increasingly powerful computing equipment, creating opportunities for HVAC manufacturers, component suppliers, service providers, and other industrial companies involved in data center construction and operation.

The sector also continued to benefit from the replacement and modernization of aging HVAC systems. More stringent energy-efficiency standards, sustainability initiatives, and smart-building adoption encouraged building owners to upgrade legacy equipment, while recurring maintenance, repair, and replacement needs provided a degree of revenue resilience across economic cycles.

Looking ahead, near-term factors such as tariffs, input-cost pressures, construction activity, and industrial market volatility may affect individual companies. During the reporting period, HVAC and related industrial systems were increasingly important to data center development, climate adaptation, energy efficiency, infrastructure reliability, and the modernization of residential and commercial buildings.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

Table Summary
		S&P 500 Index
	AdvisorShares HVAC and Industrials ETF NAV
2/3/2025	$10,000	$10,000
2/28/2025	$9,343	$9,945
3/31/2025	$8,847	$9,384
4/30/2025	$9,221	$9,321
5/31/2025	$10,374	$9,907
6/30/2025	$11,131	$10,411
7/31/2025	$12,203	$10,645
8/31/2025	$12,068	$10,861
9/30/2025	$12,305	$11,257
10/31/2025	$13,221	$11,521
11/30/2025	$12,910	$11,549
12/31/2025	$12,415	$11,556
1/31/2026	$13,715	$11,723
2/28/2026	$14,924	$11,634
3/31/2026	$13,706	$11,055
4/30/2026	$15,958	$12,215
5/31/2026	$16,132	$12,858
6/30/2026	$16,799	$12,735

AVERAGE ANNUAL TOTAL RETURN

Table Summary
Fund/Index	1 year	Since Inception 2/3/2025
AdvisorShares HVAC and Industrials ETF NAV	50.92%	44.74%
S&P 500 Index	22.32%	18.81%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$16,346,154
  Total advisory fees paid$0
  Total number of portfolio holdings23
  Period portfolio turnover rate174%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2026.

Table Summary
Sector	% of Net Assets
REITS	2.5%
Aerospace/Defense	4.8%
Commercial Services	10.4%
Building Materials	12.5%
Electrical Components & Equipment	12.5%
Engineering & Construction	19.0%
Machinery - Construction & Mining	19.1%
Electronics	19.2%
Money Market Fund	0.4%
Assets Less Liabilities	(0.4)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

AdvisorShares Insider Advantage ETF

SURE | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2026

This annual shareholder report contains important information about AdvisorShares Insider Advantage ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Insider Advantage ETF	$103	0.90%

Management's Discussion of Fund Performance

The US equity market delivered strong but uneven returns during the fiscal year ended June 30, 2026, as investors navigated shifting interest-rate expectations, persistent inflation, geopolitical tensions, and an increasingly concentrated rally in artificial intelligence and semiconductor-related stocks.

The Fund’s overweight positions in Industrials and Health Care contributed positively to relative performance, supported by resilient capital spending, durable demand trends, and solid corporate fundamentals. By contrast, the underweight position in Technology was the largest detractor. Investor demand for companies exposed to artificial intelligence, advanced semiconductors, and related infrastructure remained exceptionally strong, driving substantial gains among the sector’s largest constituents.

Despite the Fund’s overall underweight exposure to Technology, several holdings in the Technology and Communication Services sectors generated significant positive returns. These companies benefited from accelerating global investment in AI infrastructure, data-processing capacity, and space-based communications services. Continued spending by governments and corporations created attractive opportunities for businesses with differentiated technologies and defensible market positions.

The Fund’s overweight position in Energy also contributed positively. Oil prices rose sharply during the first several months following the outbreak of war involving Iran, benefiting the Fund’s energy holdings. The sector also provided diversification and partially insulated the portfolio from heightened volatility in technology stocks.

Share repurchases remained an important source of support for US equities. During the first half of 2026, US companies announced more than $1 trillion in new stock-buyback authorizations, approximately 33% more than in the same period of 2025. We believe sustained corporate demand for shares should continue to support equity prices and provide a meaningful tailwind for the Fund’s strategy, which emphasizes financially sound companies actively returning capital to shareholders.

During the period, we maintained a constructive stance while closely monitoring market risks. Large initial public offerings presented potential competition for market liquidity and investor capital, while persistent inflation influenced expectations for the pace and magnitude of interest-rate reductions. Against this backdrop, the portfolio remained focused on high-quality businesses with strong balance sheets, durable cash flows, disciplined capital allocation, and a demonstrated commitment to share repurchases.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

Table Summary
		Russell 3000 Index
	AdvisorShares Insider Advantage ETF NAV
6/2016	$10,996	$10,000
7/2016	$11,420	$10,397
8/2016	$11,602	$10,423
9/2016	$11,540	$10,440
10/2016	$11,556	$10,214
11/2016	$12,556	$10,671
12/2016	$12,734	$10,879
1/2017	$12,943	$11,084
2/2017	$13,261	$11,496
3/2017	$13,065	$11,504
4/2017	$13,028	$11,626
5/2017	$12,871	$11,745
6/2017	$13,256	$11,851
7/2017	$13,380	$12,074
8/2017	$13,109	$12,098
9/2017	$13,584	$12,393
10/2017	$13,572	$12,663
11/2017	$14,198	$13,048
12/2017	$14,354	$13,178
1/2018	$14,911	$13,873
2/2018	$14,124	$13,361
3/2018	$13,812	$13,093
4/2018	$13,638	$13,143
5/2018	$13,694	$13,514
6/2018	$13,675	$13,602
7/2018	$14,096	$14,054
8/2018	$14,194	$14,547
9/2018	$14,124	$14,571
10/2018	$13,032	$13,498
11/2018	$13,396	$13,769
12/2018	$12,088	$12,487
1/2019	$12,977	$13,559
2/2019	$13,323	$14,036
3/2019	$13,372	$14,241
4/2019	$13,799	$14,810
5/2019	$13,133	$13,851
6/2019	$13,913	$14,824
7/2019	$14,128	$15,044
8/2019	$14,149	$14,738
9/2019	$14,223	$14,996
10/2019	$14,490	$15,319
11/2019	$14,936	$15,902
12/2019	$15,481	$16,361
1/2020	$15,121	$16,343
2/2020	$13,876	$15,005
3/2020	$11,688	$12,941
4/2020	$13,111	$14,655
5/2020	$13,642	$15,439
6/2020	$13,686	$15,792
7/2020	$14,162	$16,689
8/2020	$14,735	$17,898
9/2020	$14,313	$17,246
10/2020	$14,021	$16,874
11/2020	$16,281	$18,927
12/2020	$16,851	$19,778
1/2021	$16,643	$19,690
2/2021	$17,700	$20,306
3/2021	$18,785	$21,033
4/2021	$19,652	$22,118
5/2021	$20,301	$22,219
6/2021	$19,951	$22,767
7/2021	$19,866	$23,152
8/2021	$20,190	$23,812
9/2021	$19,496	$22,743
10/2021	$20,522	$24,281
11/2021	$19,643	$23,912
12/2021	$20,757	$24,853
1/2022	$20,662	$23,391
2/2022	$20,425	$22,802
3/2022	$20,628	$23,542
4/2022	$19,273	$21,429
5/2022	$19,740	$21,400
6/2022	$18,133	$19,610
7/2022	$19,174	$21,450
8/2022	$18,378	$20,649
9/2022	$16,467	$18,734
10/2022	$18,668	$20,271
11/2022	$19,787	$21,329
12/2022	$18,386	$20,080
1/2023	$20,129	$21,463
2/2023	$20,086	$20,961
3/2023	$19,300	$21,522
4/2023	$19,075	$21,751
5/2023	$18,582	$21,836
6/2023	$20,451	$23,327
7/2023	$21,508	$24,163
8/2023	$20,976	$23,696
9/2023	$20,359	$22,568
10/2023	$19,640	$21,969
11/2023	$21,300	$24,018
12/2023	$22,696	$25,292
1/2024	$22,829	$25,572
2/2024	$24,084	$26,956
3/2024	$25,383	$27,826
4/2024	$23,873	$26,602
5/2024	$24,759	$27,858
6/2024	$24,356	$28,721
7/2024	$22,476	$29,255
8/2024	$22,683	$29,892
9/2024	$23,067	$30,510
10/2024	$22,803	$30,286
11/2024	$24,370	$32,301
12/2024	$22,715	$31,313
1/2025	$23,434	$32,302
2/2025	$22,850	$31,683
3/2025	$21,748	$29,835
4/2025	$21,289	$29,635
5/2025	$22,198	$31,513
6/2025	$22,896	$33,114
7/2025	$23,404	$33,843
8/2025	$24,448	$34,626
9/2025	$24,672	$35,821
10/2025	$24,410	$36,589
11/2025	$24,928	$36,690
12/2025	$25,555	$36,682
1/2026	$26,266	$37,251
2/2026	$26,956	$37,074
3/2026	$25,547	$35,231
4/2026	$27,591	$38,825
5/2026	$28,327	$40,792
6/2026	$29,873	$40,667

AVERAGE ANNUAL TOTAL RETURN

Table Summary
Fund/Index	1 year	5 year	10 year
AdvisorShares Insider Advantage ETF NAV	28.04%	10.49%	11.57%
Russell 3000 Index	22.81%	12.30%	15.06%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$56,551,318
  Total advisory fees paid$305,516
  Total number of portfolio holdings102
  Period portfolio turnover rate165%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2026.

Table Summary
Sector	% of Net Assets
Semiconductors	10.5%
Commercial Services	9.4%
Internet	7.3%
Software	6.6%
Diversified Financial Services	6.6%
Oil & Gas	6.6%
Healthcare - Services	4.1%
Miscellaneous Manufacturing	3.6%
Computers	3.5%
Insurance	3.5%
Retail	3.4%
Home Builders	3.0%
Lodging	2.9%
Other	29.3%
Assets Less Liabilities	(0.3)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

AdvisorShares MSOS Daily Leveraged ETF

MSOX | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2026

This annual shareholder report contains important information about AdvisorShares MSOS Daily Leveraged ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares MSOS Daily Leveraged ETF	$104	0.95%

Management's Discussion of Fund Performance

MSOX experienced positive returns and significant volatility during the fiscal year ended June 30, 2026, as its leveraged structure amplified movements within the underlying U.S. cannabis sector. Designed for sophisticated, risk-tolerant investors seeking magnified daily exposure to cannabis-related market movements, MSOX seeks to provide daily leveraged returns, that reset on a daily basis, tied to the performance of the AdvisorShares Pure US Cannabis ETF (ticker: MSOS).

The Fund uses total return swap derivative contracts with multiple counterparties that are designed to account for all of the Fund’s daily leveraged performance. These swaps and their cash collateral account for almost all of the Fund's total assets. The Fund does not use other derivatives for additional leverage exposure or for hedging.

The Fund’s concentrated exposure to U.S. cannabis companies made it particularly responsive to regulatory and policy developments during the period. The April 2026 Final Order rescheduling qualifying state-licensed medical cannabis from Schedule I to Schedule III represented a meaningful change for the industry, including relief from the tax burden imposed by Section 280E for affected operators. These developments, together with improving capital markets activity and the first uplistings of U.S. cannabis companies to the NYSE, contributed to renewed investor interest in the sector.

Looking ahead, MSOX remains positioned to provide amplified exposure to potential industry catalysts, including the implementation of rescheduling, additional regulatory guidance, broader federal reform, and continued expansion of state cannabis markets. However, competitive pressures, regulatory uncertainty, market fragmentation, and the effects of daily leverage and compounding may continue to result in substantial volatility. AdvisorShares remains constructive on the long-term prospects of the U.S. cannabis industry while recognizing that MSOX is intended for investors who understand and can tolerate its heightened risks.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

Table Summary
		S&P 500 Index
	AdvisorShares MSOS Daily Leveraged ETF NAV
8/23/2022	$10,000	$10,000
8/31/2022	$12,326	$9,583
9/30/2022	$5,538	$8,700
10/31/2022	$7,428	$9,405
11/30/2022	$8,452	$9,930
12/31/2022	$2,397	$9,358
1/31/2023	$2,165	$9,946
2/28/2023	$1,998	$9,704
3/31/2023	$1,491	$10,060
4/30/2023	$1,359	$10,217
5/31/2023	$1,307	$10,261
6/30/2023	$1,292	$10,939
7/31/2023	$1,279	$11,291
8/31/2023	$1,733	$11,111
9/30/2023	$2,251	$10,581
10/31/2023	$1,042	$10,359
11/30/2023	$1,495	$11,305
12/31/2023	$1,455	$11,818
1/31/2024	$2,434	$12,017
2/29/2024	$1,973	$12,659
3/31/2024	$2,513	$13,066
4/30/2024	$2,886	$12,532
5/31/2024	$1,401	$13,154
6/30/2024	$1,120	$13,626
7/31/2024	$1,157	$13,792
8/31/2024	$745	$14,126
9/30/2024	$932	$14,428
10/31/2024	$766	$14,297
11/30/2024	$271	$15,136
12/31/2024	$183	$14,775
1/31/2025	$141	$15,187
2/28/2025	$115	$14,989
3/31/2025	$79	$14,144
4/30/2025	$104	$14,048
5/31/2025	$59	$14,932
6/30/2025	$56	$15,692
7/31/2025	$70	$16,044
8/31/2025	$228	$16,369
9/30/2025	$152	$16,967
10/31/2025	$127	$17,364
11/30/2025	$68	$17,407
12/31/2025	$89	$17,417
1/31/2026	$62	$17,670
2/28/2026	$55	$17,535
3/31/2026	$43	$16,662
4/30/2026	$76	$18,411
5/31/2026	$67	$19,380
6/30/2026	$67	$19,195

AVERAGE ANNUAL TOTAL RETURN

Table Summary
Fund/Index	1 year	Since Inception 8/23/2022
AdvisorShares MSOS Daily Leveraged ETF NAV	19.88%	-72.71%
S&P 500 Index	22.32%	18.44%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$69,414,964
  Total advisory fees paid$413,420
  Total number of portfolio holdings5
  Period portfolio turnover rate0%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2026. This does not represent the Fund's market exposure due to the exclusion of derivatives.

Table Summary
Sector	% of Net Assets
Equity Fund	0.0%Footnote Reference**
Money Market Fund	3.3%
Assets Less Liabilities	96.7%
Total	100.0%
Footnote	Description
Footnote**	Less than 0.05%.

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

AdvisorShares Psychedelics ETF

PSIL | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2026

This annual shareholder report contains important information about AdvisorShares Psychedelics ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Psychedelics ETF	$143	0.99%

Management's Discussion of Fund Performance

PSIL delivered strong positive returns for the fiscal year ended June 30, 2026, as renewed investor interest, clinical progress, and a more supportive policy environment contributed to improved sentiment across the psychedelic therapeutics sector. On April 18, 2026, President Trump signed an executive order directing the Department of Health and Human Services to expedite research, expand clinical trial participation, and prioritize regulatory review of psychedelic therapies for serious mental illness. Six days later, on April 24, 2026, the FDA issued National Priority Vouchers to three companies developing psychedelic-based therapies, a mechanism intended to compress standard drug review timelines to approximately one to two months. Positive Phase 3 clinical trial data for certain psilocybin-based therapies also contributed to improved sentiment during the period, while the Department of Veterans Affairs expanded its involvement in clinical trials evaluating psychedelic-assisted treatments.

These developments marked a departure from the prior FDA rejection of an MDMA-based therapy application in 2024, as subsequent trial designs sought to address the specific deficiencies identified in that earlier review. Notwithstanding this regulatory momentum, psilocybin, MDMA, and related compounds remained Schedule I controlled substances under federal law throughout the fiscal year, and no psychedelic compound had received FDA approval as of June 30, 2026.

The sector continued to be composed primarily of early-stage and micro-cap companies engaged in clinical research and development, a profile that contributes to substantial volatility tied to individual trial results, regulatory announcements, and shifts in investor sentiment. State and local decriminalization efforts, along with state-level medical psilocybin program development, also continued to evolve during the period.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

Table Summary
		S&P 500 Index
	AdvisorShares Psychedelics ETF NAV
9/15/2021	$10,000	$10,000
9/30/2021	$9,022	$9,617
10/31/2021	$9,385	$10,291
11/30/2021	$7,402	$10,220
12/31/2021	$5,582	$10,678
1/31/2022	$4,569	$10,125
2/28/2022	$4,150	$9,822
3/31/2022	$3,777	$10,187
4/30/2022	$2,955	$9,298
5/31/2022	$2,847	$9,315
6/30/2022	$2,556	$8,547
7/31/2022	$2,825	$9,335
8/31/2022	$3,820	$8,954
9/30/2022	$2,668	$8,129
10/31/2022	$2,414	$8,787
11/30/2022	$2,285	$9,278
12/31/2022	$1,897	$8,744
1/31/2023	$2,174	$9,293
2/28/2023	$2,091	$9,067
3/31/2023	$1,788	$9,399
4/30/2023	$1,718	$9,546
5/31/2023	$1,739	$9,588
6/30/2023	$1,878	$10,221
7/31/2023	$1,987	$10,550
8/31/2023	$1,674	$10,382
9/30/2023	$1,591	$9,887
10/31/2023	$1,453	$9,679
11/30/2023	$1,302	$10,563
12/31/2023	$1,433	$11,042
1/31/2024	$1,446	$11,228
2/29/2024	$1,480	$11,828
3/31/2024	$1,451	$12,208
4/30/2024	$1,264	$11,709
5/31/2024	$1,189	$12,290
6/30/2024	$990	$12,731
7/31/2024	$1,065	$12,886
8/31/2024	$889	$13,199
9/30/2024	$788	$13,480
10/31/2024	$1,234	$13,358
11/30/2024	$1,258	$14,142
12/31/2024	$1,154	$13,805
1/31/2025	$1,299	$14,190
2/28/2025	$1,329	$14,005
3/31/2025	$1,222	$13,215
4/30/2025	$1,202	$13,126
5/31/2025	$1,396	$13,952
6/30/2025	$1,458	$14,662
7/31/2025	$1,727	$14,991
8/31/2025	$1,795	$15,294
9/30/2025	$2,001	$15,853
10/31/2025	$2,112	$16,224
11/30/2025	$2,024	$16,264
12/31/2025	$2,002	$16,274
1/31/2026	$1,942	$16,510
2/28/2026	$1,970	$16,384
3/31/2026	$1,980	$15,568
4/30/2026	$2,312	$17,202
5/31/2026	$2,502	$18,107
6/30/2026	$2,746	$17,935

AVERAGE ANNUAL TOTAL RETURN

Table Summary
Fund/Index	1 year	Since Inception 9/15/2021
AdvisorShares Psychedelics ETF NAV	88.38%	-23.65%
S&P 500 Index	22.32%	12.97%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$44,429,873
  Total advisory fees paid$124,571
  Total number of portfolio holdings32
  Period portfolio turnover rate64%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2026.

Table Summary
Sector	% of Net Assets
Healthcare - Services	2.6%
Pharmaceuticals	34.0%
Biotechnology	59.3%
Money Market Funds	7.1%
Assets Less Liabilities	(3.0)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

AdvisorShares Pure Cannabis ETF

YOLO | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2026

This annual shareholder report contains important information about AdvisorShares Pure Cannabis ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Pure Cannabis ETF	$60	0.47%

Management's Discussion of Fund Performance

YOLO recorded positive returns for the fiscal year ended June 30, 2026. The global cannabis sector continued to advance as an expanding number of jurisdictions moved toward more permissive regulatory frameworks. Countries across Europe, the Americas, and elsewhere continued to refine or expand legal cannabis access, with policy efforts generally aimed at displacing illicit markets, capturing tax revenue, and improving public health outcomes. This ongoing international diversification of legal cannabis markets remained a relevant factor for the fund, which maintains exposure to cannabis-related companies across both U.S. and non-U.S. markets.

In the United States, federal policy significantly advanced. On April 23, 2026, the Department of Justice issued a Final Order rescheduling cannabis subject to a state medical license, and cannabis in FDA-approved drug products, from Schedule I to Schedule III of the Controlled Substances Act and directed the DEA to restart formal rulemaking on broader rescheduling. Adult-use cannabis remains classified as a Schedule I substance under federal law, while its legal status and regulation are determined at the state level.

The developments across U.S. markets, along with continued growth in global cannabis exports and cross-border trade, contributed to improved sentiment toward the global cannabis sector over the period.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

Table Summary
		S&P 500 Index
	AdvisorShares Pure Cannabis ETF NAV
4/17/2019	$10,000	$10,000
4/30/2019	$10,353	$10,159
5/31/2019	$9,289	$9,513
6/30/2019	$9,194	$10,183
7/31/2019	$8,052	$10,330
8/31/2019	$7,059	$10,166
9/30/2019	$5,880	$10,356
10/31/2019	$5,397	$10,581
11/30/2019	$5,082	$10,965
12/31/2019	$4,992	$11,296
1/31/2020	$4,826	$11,291
2/29/2020	$4,056	$10,362
3/31/2020	$3,292	$9,082
4/30/2020	$3,676	$10,246
5/31/2020	$4,533	$10,734
6/30/2020	$4,344	$10,948
7/31/2020	$4,908	$11,565
8/31/2020	$5,334	$12,396
9/30/2020	$4,630	$11,925
10/31/2020	$4,903	$11,608
11/30/2020	$7,240	$12,879
12/31/2020	$7,342	$13,374
1/31/2021	$9,088	$13,239
2/28/2021	$10,816	$13,604
3/31/2021	$10,147	$14,200
4/30/2021	$9,437	$14,958
5/31/2021	$9,064	$15,062
6/30/2021	$9,120	$15,414
7/31/2021	$8,180	$15,780
8/31/2021	$7,754	$16,260
9/30/2021	$7,138	$15,503
10/31/2021	$6,507	$16,590
11/30/2021	$6,219	$16,475
12/31/2021	$5,856	$17,213
1/31/2022	$4,705	$16,322
2/28/2022	$4,726	$15,834
3/31/2022	$4,803	$16,421
4/30/2022	$3,636	$14,990
5/31/2022	$3,131	$15,017
6/30/2022	$2,372	$13,777
7/31/2022	$2,558	$15,048
8/31/2022	$2,546	$14,434
9/30/2022	$1,898	$13,105
10/31/2022	$2,231	$14,166
11/30/2022	$2,316	$14,957
12/31/2022	$1,630	$14,096
1/31/2023	$1,654	$14,981
2/28/2023	$1,523	$14,616
3/31/2023	$1,318	$15,152
4/30/2023	$1,258	$15,389
5/31/2023	$1,185	$15,456
6/30/2023	$1,171	$16,477
7/31/2023	$1,252	$17,006
8/31/2023	$1,434	$16,736
9/30/2023	$1,561	$15,938
10/31/2023	$1,176	$15,603
11/30/2023	$1,336	$17,027
12/31/2023	$1,392	$17,801
1/31/2024	$1,659	$18,100
2/29/2024	$1,621	$19,067
3/31/2024	$1,864	$19,680
4/30/2024	$2,076	$18,876
5/31/2024	$1,730	$19,812
6/30/2024	$1,559	$20,523
7/31/2024	$1,615	$20,773
8/31/2024	$1,468	$21,277
9/30/2024	$1,533	$21,731
10/31/2024	$1,486	$21,534
11/30/2024	$1,266	$22,798
12/31/2024	$1,131	$22,255
1/31/2025	$1,055	$22,874
2/28/2025	$980	$22,576
3/31/2025	$825	$21,304
4/30/2025	$939	$21,160
5/31/2025	$910	$22,491
6/30/2025	$883	$23,635
7/31/2025	$1,006	$24,166
8/31/2025	$1,717	$24,655
9/30/2025	$1,625	$25,555
10/31/2025	$1,489	$26,154
11/30/2025	$1,354	$26,218
12/31/2025	$1,534	$26,234
1/31/2026	$1,369	$26,614
2/28/2026	$1,405	$26,412
3/31/2026	$1,250	$25,097
4/30/2026	$1,510	$27,730
5/31/2026	$1,437	$29,190
6/30/2026	$1,363	$28,912

AVERAGE ANNUAL TOTAL RETURN

Table Summary
Fund/Index	1 year	5 year	Since Inception 4/17/2019
AdvisorShares Pure Cannabis ETF NAV	54.34%	-31.62%	-24.17%
S&P 500 Index	22.32%	13.41%	15.88%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$34,258,147
  Total advisory fees paid$0
  Total number of portfolio holdings20
  Period portfolio turnover rate59%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2026.

Table Summary
Sector	% of Net Assets
Agriculture	10.6%
Distributors	7.9%
Equity Fund	23.0%
Household & Personal Products	3.8%
Pharmaceuticals	47.6%
Money Market Funds	11.0%
Assets Less Liabilities	(3.9)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

AdvisorShares Pure US Cannabis ETF

MSOS | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2026

This annual shareholder report contains important information about AdvisorShares Pure US Cannabis ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Pure US Cannabis ETF	$113	0.72%

Management's Discussion of Fund Performance

MSOS experienced gains during the fiscal year ended June 30, 2026.The year marked a significant shift for the U.S. cannabis sector following years of anticipation around federal rescheduling. On April 23, 2026, the Department of Justice issued a Final Order rescheduling cannabis subject to a state medical license, and cannabis in FDA-approved drug products, from Schedule I to Schedule III of the Controlled Substances Act. The DOJ also directed the DEA to restart formal rulemaking to consider broader rescheduling of adult-use cannabis, with an expedited administrative hearing scheduled to begin June 29, 2026. Adult-use cannabis remains classified as a Schedule I substance under federal law, while its legal status and regulation are determined at the state level.

The rescheduling removed affected state-licensed operators from the reach of Section 280E of the Internal Revenue Code, which had previously disallowed standard business tax deductions for companies trafficking in Schedule I or II substances, easing a longstanding tax burden on the industry. The Department of the Treasury and Internal Revenue Service subsequently indicated that further guidance on the resulting tax treatment would follow.

These developments coincided with continued growth in state-level cannabis sales and contributed to improved market sentiment and capital markets activity across the sector, including the first uplistings of U.S. listed cannabis companies to the NYSE. Price competition and market fragmentation at the state level remained ongoing considerations for the industry during the period. The Fund uses total return swap derivative contracts with multiple counterparties,  representing more than 70% of its total assets, to gain exposure to cannabis stocks the Fund cannot hold directly. The Fund does not use derivatives for leverage or hedging. While the swaps do have fees, they represent the performance of their underlying stocks and do not otherwise add or detract from the Fund’s performance.

The Fund uses total return swap derivative contracts with multiple counterparties, representing more than 70% of its total assets, to gain exposure to cannabis stocks that the Fund cannot hold directly. The Fund does not use derivatives for leverage or hedging. While the swaps do have fees, they represent the performance of their underlying stocks and do not otherwise add or detract from the Fund’s performance.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

Table Summary
		S&P 500 Index
	AdvisorShares Pure US Cannabis ETF NAV
9/1/2020	$10,000	$10,000
9/30/2020	$8,713	$9,548
10/31/2020	$9,965	$9,294
11/30/2020	$13,317	$10,311
12/31/2020	$14,525	$10,708
1/31/2021	$16,738	$10,600
2/28/2021	$19,054	$10,892
3/31/2021	$17,030	$11,369
4/30/2021	$16,961	$11,976
5/31/2021	$16,594	$12,060
6/30/2021	$16,086	$12,341
7/31/2021	$14,301	$12,634
8/31/2021	$13,048	$13,018
9/30/2021	$12,653	$12,413
10/31/2021	$10,928	$13,283
11/30/2021	$10,681	$13,191
12/31/2021	$10,237	$13,782
1/31/2022	$8,431	$13,068
2/28/2022	$8,704	$12,677
3/31/2022	$8,370	$13,148
4/30/2022	$6,154	$12,001
5/31/2022	$5,654	$12,023
6/30/2022	$4,151	$11,031
7/31/2022	$4,659	$12,048
8/31/2022	$5,270	$11,557
9/30/2022	$3,588	$10,492
10/31/2022	$4,397	$11,342
11/30/2022	$4,761	$11,976
12/31/2022	$2,839	$11,286
1/31/2023	$2,701	$11,995
2/28/2023	$2,643	$11,702
3/31/2023	$2,308	$12,132
4/30/2023	$2,214	$12,321
5/31/2023	$2,234	$12,375
6/30/2023	$2,198	$13,192
7/31/2023	$2,249	$13,616
8/31/2023	$2,705	$13,399
9/30/2023	$3,197	$12,761
10/31/2023	$2,241	$12,492
11/30/2023	$2,712	$13,633
12/31/2023	$2,788	$14,252
1/31/2024	$3,738	$14,492
2/29/2024	$3,432	$15,266
3/31/2024	$3,979	$15,757
4/30/2024	$4,499	$15,113
5/31/2024	$3,213	$15,863
6/30/2024	$2,932	$16,432
7/31/2024	$3,018	$16,632
8/31/2024	$2,531	$17,035
9/30/2024	$2,848	$17,399
10/31/2024	$2,666	$17,241
11/30/2024	$1,806	$18,253
12/31/2024	$1,523	$17,818
1/31/2025	$1,371	$18,315
2/28/2025	$1,265	$18,076
3/31/2025	$1,049	$17,057
4/30/2025	$1,270	$16,941
5/31/2025	$976	$18,008
6/30/2025	$956	$18,924
7/31/2025	$1,122	$19,348
8/31/2025	$2,206	$19,740
9/30/2025	$1,933	$20,461
10/31/2025	$1,790	$20,940
11/30/2025	$1,384	$20,991
12/31/2025	$1,879	$21,004
1/31/2026	$1,613	$21,309
2/28/2026	$1,554	$21,147
3/31/2026	$1,437	$20,094
4/30/2026	$2,055	$22,202
5/31/2026	$1,989	$23,371
6/30/2026	$2,042	$23,148

AVERAGE ANNUAL TOTAL RETURN

Table Summary
Fund/Index	1 year	5 year	Since Inception 9/1/2020
AdvisorShares Pure US Cannabis ETF NAV	113.68%	-33.82%	-23.86%
S&P 500 Index	22.32%	13.41%	15.49%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$1,047,407,492
  Total advisory fees paid$5,015,433
  Total number of portfolio holdings61
  Period portfolio turnover rate5%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2026. This does not represent the Fund's market exposure due to the exclusion of derivatives.

Table Summary
Sector	% of Net Assets
Agriculture	0.3%
Household & Personal Products	0.9%
Pharmaceuticals	24.6%
Money Market Funds	5.8%
Assets Less Liabilities	68.4%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

AdvisorShares Q Dynamic Growth ETF

QPX | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2026

This annual shareholder report contains important information about AdvisorShares Q Dynamic Growth ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Q Dynamic Growth ETF	$164	1.45%

Management's Discussion of Fund Performance

Over the 12-month fiscal period ended June 30, 2026, QPX outperformed its benchmark, the S&P 500 Index, returning 26.08% (NAV) versus 22.32% for the S&P 500 Index.

The portfolio maintained a substantial weight to the Technology sector throughout the fiscal year, with combined exposure through the Technology Select Sector SPDR ETF (XLK) and the iShares U.S. Technology ETF (IYW) averaging approximately 38% and generally ranging between 34% and 43%. This is the largest weight in the QPX allocation and is in line with the share of the technology sector in the S&P 500 index (39.4% as of June 30, 2026). Gold remained a consistent diversifying allocation, held throughout the fiscal year with an average weighting of approximately 17% and exposures ranging from roughly 9% to 27%. Consumer Discretionary exposure was also significant, averaging approximately 18%, while allocations to the Communication Services sector were generally steady, typically ranging between 6% and 9%. The portfolio additionally held Industrials exposure at varying levels during the period, reaching approximately 20% in select months.

In March 2026, the portfolio adopted a tactical risk-reduction posture in response to elevated market volatility as flagged by the proprietary QIX index, meaningfully reducing equity exposure and allocating approximately 25% of the portfolio to a short-duration Treasury collateral ETF while eliminating Consumer Discretionary exposure. The portfolio returned to its standard allocation framework in April 2026, and no further tactical rebalancing occurred through fiscal year-end.

The QIX index is a proprietary indicator designed to tactically and unemotionally identify market volatility and to help avoid drawdowns. When the QIX indicates normal volatility, QPX maintains long equity exposure; when the QIX is high, QPX maintains varying levels of fixed income / cash until a move back into equity is signaled.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

Table Summary
		S&P 500 Index
	AdvisorShares Q Dynamic Growth ETF NAV
12/28/2020	$10,000	$10,000
12/31/2020	$10,000	$10,057
1/31/2021	$10,039	$9,956
2/28/2021	$10,181	$10,230
3/31/2021	$10,238	$10,678
4/30/2021	$10,750	$11,248
5/31/2021	$10,612	$11,327
6/30/2021	$11,250	$11,591
7/31/2021	$11,445	$11,867
8/31/2021	$11,824	$12,227
9/30/2021	$11,192	$11,659
10/31/2021	$11,937	$12,476
11/30/2021	$12,034	$12,389
12/31/2021	$12,224	$12,944
1/31/2022	$11,209	$12,275
2/28/2022	$10,728	$11,907
3/31/2022	$11,112	$12,349
4/30/2022	$9,781	$11,272
5/31/2022	$9,651	$11,293
6/30/2022	$8,809	$10,361
7/31/2022	$9,828	$11,316
8/31/2022	$9,301	$10,855
9/30/2022	$8,269	$9,855
10/31/2022	$8,725	$10,653
11/30/2022	$9,215	$11,248
12/31/2022	$8,470	$10,600
1/31/2023	$9,289	$11,266
2/28/2023	$9,269	$10,991
3/31/2023	$10,069	$11,395
4/30/2023	$10,066	$11,573
5/31/2023	$10,801	$11,623
6/30/2023	$11,396	$12,391
7/31/2023	$11,794	$12,789
8/31/2023	$11,547	$12,585
9/30/2023	$10,952	$11,985
10/31/2023	$10,858	$11,733
11/30/2023	$11,703	$12,805
12/31/2023	$12,241	$13,387
1/31/2024	$12,221	$13,611
2/29/2024	$12,855	$14,338
3/31/2024	$13,086	$14,800
4/30/2024	$12,452	$14,195
5/31/2024	$12,942	$14,899
6/30/2024	$13,539	$15,434
7/31/2024	$13,538	$15,621
8/31/2024	$13,730	$16,000
9/30/2024	$14,162	$16,342
10/31/2024	$13,912	$16,194
11/30/2024	$14,590	$17,144
12/31/2024	$14,370	$16,736
1/31/2025	$14,719	$17,202
2/28/2025	$14,367	$16,977
3/31/2025	$13,737	$16,021
4/30/2025	$13,893	$15,912
5/31/2025	$14,726	$16,914
6/30/2025	$15,491	$17,774
7/31/2025	$15,807	$18,173
8/31/2025	$16,161	$18,541
9/30/2025	$17,170	$19,218
10/31/2025	$17,696	$19,668
11/30/2025	$17,564	$19,716
12/31/2025	$17,784	$19,728
1/31/2026	$18,199	$20,014
2/28/2026	$18,149	$19,862
3/31/2026	$16,954	$18,873
4/30/2026	$18,445	$20,853
5/31/2026	$19,746	$21,951
6/30/2026	$19,531	$21,742

AVERAGE ANNUAL TOTAL RETURN

Table Summary
Fund/Index	1 year	5 year	Since Inception 12/28/2020
AdvisorShares Q Dynamic Growth ETF NAV	26.08%	11.67%	12.93%
S&P 500 Index	22.32%	13.41%	15.15%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$33,203,140
  Total advisory fees paid$313,084
  Total number of portfolio holdings8
  Period portfolio turnover rate315%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2026.

Table Summary
Sector	% of Net Assets
Commodity Fund	17.9%
Equity Fund	79.8%
Money Market Funds	20.0%
Assets Less Liabilities	(17.7)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

AdvisorShares Ranger Equity Bear ETF

HDGE | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2026

This annual shareholder report contains important information about AdvisorShares Ranger Equity Bear ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Ranger Equity Bear ETF	$314	3.12%

Management's Discussion of Fund Performance

For the fiscal year ended June 30, 2026, the performance of HDGE was +1.25% (NAV) compared with +22.32% for the S&P 500 Index.

Several conditions benefited performance relative to the index over the prior year.

According to Federal Reserve data, U.S. households own a record amount of equities. As a result, we remain concerned that much of the buying power to sustain higher stock prices has been utilized. This high percentage of ownership makes the market vulnerable to a downturn.

Market valuations remain elevated, causing us to be concerned that they are not sustainable. The market is historically concentrated into the top 10 stocks in the S&P 500, largely driven by the optimism around artificial intelligence.

Recently, several artificial intelligence-oriented companies took equity stakes in their customers. This customer financing is reminiscent of what occurred near the top of the market back when Internet companies dominated the S&P 500.

Our own work suggests earnings quality is low. This has been coupled with numerous stocks with low earnings quality already showing deterioration in stock price performance. Low relative strength coupled with poor earnings quality benefits fund performance when there are a substantial number of stocks experiencing these conditions.

Lastly, investor sentiment is too bullish in our opinion with the spread between bullish and bearish advisors as measured by Investors Intelligence approaching 40%. We consider these levels a contrarian signal.

As a result, our outlook for the next twelve months is very bearish, and HDGE’s goal is to benefit from maximum damage in the equity markets both in terms of portfolio exposure and beta.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

Table Summary
		S&P 500 Index
	AdvisorShares Ranger Equity Bear ETF NAV
6/2016	$10,000	$10,000
7/2016	$9,283	$10,369
8/2016	$8,962	$10,383
9/2016	$9,065	$10,385
10/2016	$9,324	$10,196
11/2016	$8,855	$10,573
12/2016	$8,736	$10,782
1/2017	$8,520	$10,987
2/2017	$8,387	$11,423
3/2017	$8,295	$11,436
4/2017	$8,233	$11,554
5/2017	$8,429	$11,716
6/2017	$8,076	$11,790
7/2017	$8,023	$12,032
8/2017	$8,171	$12,069
9/2017	$7,918	$12,318
10/2017	$7,917	$12,605
11/2017	$7,528	$12,992
12/2017	$7,417	$13,136
1/2018	$7,180	$13,888
2/2018	$7,680	$13,377
3/2018	$7,788	$13,037
4/2018	$7,902	$13,087
5/2018	$7,684	$13,402
6/2018	$7,356	$13,484
7/2018	$7,109	$13,986
8/2018	$6,938	$14,442
9/2018	$6,945	$14,524
10/2018	$7,529	$13,531
11/2018	$7,265	$13,807
12/2018	$7,946	$12,560
1/2019	$7,011	$13,567
2/2019	$6,500	$14,003
3/2019	$6,456	$14,275
4/2019	$6,059	$14,853
5/2019	$6,544	$13,909
6/2019	$6,020	$14,889
7/2019	$6,050	$15,103
8/2019	$6,577	$14,864
9/2019	$6,196	$15,142
10/2019	$5,988	$15,470
11/2019	$5,421	$16,031
12/2019	$5,077	$16,515
1/2020	$5,103	$16,509
2/2020	$5,367	$15,150
3/2020	$6,516	$13,279
4/2020	$5,513	$14,981
5/2020	$4,912	$15,694
6/2020	$4,588	$16,006
7/2020	$4,456	$16,909
8/2020	$4,120	$18,124
9/2020	$4,245	$17,436
10/2020	$4,190	$16,972
11/2020	$3,138	$18,830
12/2020	$2,869	$19,554
1/2021	$2,595	$19,356
2/2021	$2,454	$19,890
3/2021	$2,397	$20,761
4/2021	$2,282	$21,869
5/2021	$2,277	$22,022
6/2021	$2,174	$22,536
7/2021	$2,285	$23,071
8/2021	$2,335	$23,773
9/2021	$2,435	$22,667
10/2021	$2,373	$24,255
11/2021	$2,393	$24,087
12/2021	$2,333	$25,167
1/2022	$2,396	$23,864
2/2022	$2,346	$23,150
3/2022	$2,310	$24,009
4/2022	$2,618	$21,916
5/2022	$2,728	$21,956
6/2022	$3,010	$20,144
7/2022	$2,709	$22,001
8/2022	$2,667	$21,104
9/2022	$2,865	$19,160
10/2022	$2,689	$20,711
11/2022	$2,568	$21,869
12/2022	$2,720	$20,609
1/2023	$2,275	$21,904
2/2023	$2,283	$21,369
3/2023	$2,404	$22,154
4/2023	$2,441	$22,500
5/2023	$2,405	$22,598
6/2023	$2,137	$24,091
7/2023	$1,922	$24,865
8/2023	$2,043	$24,469
9/2023	$2,217	$23,302
10/2023	$2,421	$22,812
11/2023	$2,230	$24,895
12/2023	$1,984	$26,026
1/2024	$2,116	$26,464
2/2024	$2,059	$27,877
3/2024	$2,033	$28,774
4/2024	$2,215	$27,599
5/2024	$2,135	$28,967
6/2024	$2,139	$30,006
7/2024	$1,934	$30,372
8/2024	$1,975	$31,108
9/2024	$1,935	$31,773
10/2024	$1,942	$31,485
11/2024	$1,748	$33,333
12/2024	$1,830	$32,538
1/2025	$1,766	$33,444
2/2025	$1,894	$33,008
3/2025	$1,991	$31,148
4/2025	$2,094	$30,937
5/2025	$1,988	$32,884
6/2025	$1,890	$34,556
7/2025	$1,924	$35,332
8/2025	$1,787	$36,048
9/2025	$1,825	$37,364
10/2025	$1,871	$38,239
11/2025	$1,890	$38,333
12/2025	$1,868	$38,356
1/2026	$1,903	$38,912
2/2026	$1,985	$38,616
3/2026	$2,082	$36,694
4/2026	$1,949	$40,544
5/2026	$1,923	$42,678
6/2026	$1,914	$42,271

AVERAGE ANNUAL TOTAL RETURN

Table Summary
Fund/Index	1 year	5 year	10 year
AdvisorShares Ranger Equity Bear ETF NAV	1.25%	-2.52%	-15.24%
S&P 500 Index	22.32%	13.41%	15.51%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$65,888,438
  Total advisory fees paid$917,191
  Total number of portfolio holdings56
  Period portfolio turnover rate812%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2026.

Table Summary
Sector	% of Net Assets
Commercial Services	(19.8)%
Software	(12.9)%
Retail	(11.7)%
REITS	(9.4)%
Banks	(8.7)%
Diversified Financial Services	(8.6)%
Insurance	(6.3)%
Media	(4.8)%
Internet	(1.5)%
Entertainment	(1.5)%
Healthcare - Services	(1.4)%
Building Materials	(1.4)%
Other	(6.3)%
Money Market Funds	62.6%
Assets Less Liabilities	131.7%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

AdvisorShares STAR Global Buy-Write ETF

VEGA | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2026

This annual shareholder report contains important information about AdvisorShares STAR Global Buy-Write ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares STAR Global Buy-Write ETF	$114	1.06%

Management's Discussion of Fund Performance

The principal investment strategy of VEGA is to invest in a globally diversified asset allocation with target equity and fixed income weights of 70% and 30%, respectively. VEGA also writes covered calls and purchases protective puts to mitigate portfolio market risk.

Within our global asset allocation, we tactically tilt our allocations into geographic regions and market capitalizations that we feel help to achieve the portfolio’s objectives and underweight areas that we believe have the potential to underperform. Throughout the most recent fiscal year, we have been underweighting small cap stocks in favor of domestic mid cap growth. In the second half of 2025, we started to see rotation out of growth and into value. That trend continued into the first half of 2026 negatively impacting our portfolio returns with respect to these allocations.

The fiscal year ended June 30, 2026, was a particularly strong period for risk assets as U.S. small cap stocks as measured by the Russell 2000 and emerging markets represented by the MSCI Emerging Market index were two of the strongest performers. We have maintained a consistent allocation to emerging market equities for their long-term return potential which benefited the strategy over this period. However, we continue to monitor changing index dynamics across both asset classes, with increased concentration in the top ten emerging market companies now crossing over 40% of the index’s weight, and the small cap rally primarily being driven by lower quality names within the index.

Developed large cap returns over the period were relatively consistent with the MSCI EAFE and S&P 500 both delivering just north of 20% returns. Our allocation remains tilted in favor of the S&P 500 with a more tactical allocation to the iShares U.S. Equity Factor Rotation ETF (DYNF) to take advantage of sector and style rotations occurring throughout the measurement period. DYNF outperformed the S&P 500 by 4% over this period, positively benefiting the fund’s performance.

Our fixed income allocation remains slightly underweight duration relative to the U.S. Bloomberg Aggregate bond index (Agg) which benefited us over the period, particularly in the first half of 2026. The U.S. Treasury yield re-steepened over the period with a dramatic decline in short-term rates as the Federal Reserve Open Market committee cut interest rates three times totaling 75bps in the back half of 2025. In 2026, however, we saw a rise in short to intermediate yields due to a rise in inflation primarily driven by energy prices, weighing on fixed income returns through the first half of 2026.

We rebalanced the portfolio in February 2026 to lower portfolio beta back in line with the long-term target of 0.65. The rebalance trimmed the portfolio’s equity exposure by 4% in favor of +2.7% in fixed income and +1.3% cash. There were no major changes to asset class exposures during this rebalance.

VEGA’s option overlay provides a structural risk mitigation tool as we write covered calls each month on the S&P 500 and purchase protective puts when prices and volatility warrant. Strong S&P 500 returns in April and May of 2026 on news of deescalation in the conflict with Iran and a corresponding drop in energy prices led us to close our options positions early and at a loss. However, a subsequent market pullback in June allowed us to close our options positions early at a marginal cost and re-issue new calls with the same maturity, increasing the amount of premium collected for the month. We take an active approach to our option overlay to both mitigate portfolio risk, but to also take advantage of swift market changes to benefit the fund.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

Table Summary
		MSCI All Country World Index (Net)
	AdvisorShares STAR Global Buy-Write ETF NAV
6/2016	$10,000	$10,000
7/2016	$10,225	$10,431
8/2016	$10,230	$10,466
9/2016	$10,234	$10,530
10/2016	$10,092	$10,351
11/2016	$10,230	$10,430
12/2016	$10,356	$10,655
1/2017	$10,487	$10,947
2/2017	$10,705	$11,254
3/2017	$10,733	$11,391
4/2017	$10,821	$11,569
5/2017	$10,894	$11,825
6/2017	$10,970	$11,878
7/2017	$11,125	$12,210
8/2017	$11,130	$12,257
9/2017	$11,261	$12,494
10/2017	$11,384	$12,753
11/2017	$11,518	$13,000
12/2017	$11,612	$13,210
1/2018	$11,954	$13,955
2/2018	$11,589	$13,369
3/2018	$11,434	$13,083
4/2018	$11,487	$13,208
5/2018	$11,667	$13,224
6/2018	$11,673	$13,153
7/2018	$11,936	$13,549
8/2018	$12,099	$13,656
9/2018	$12,085	$13,715
10/2018	$11,459	$12,687
11/2018	$11,593	$12,873
12/2018	$10,873	$11,966
1/2019	$11,540	$12,911
2/2019	$11,817	$13,256
3/2019	$11,982	$13,423
4/2019	$12,247	$13,876
5/2019	$11,758	$13,053
6/2019	$12,213	$13,908
7/2019	$12,298	$13,949
8/2019	$12,193	$13,618
9/2019	$12,327	$13,904
10/2019	$12,505	$14,285
11/2019	$12,756	$14,633
12/2019	$13,026	$15,149
1/2020	$12,948	$14,981
2/2020	$12,230	$13,771
3/2020	$10,971	$11,912
4/2020	$11,777	$13,188
5/2020	$12,169	$13,762
6/2020	$12,237	$14,202
7/2020	$12,743	$14,953
8/2020	$13,357	$15,868
9/2020	$12,975	$15,356
10/2020	$12,667	$14,983
11/2020	$13,672	$16,830
12/2020	$14,037	$17,611
1/2021	$13,947	$17,531
2/2021	$14,148	$17,937
3/2021	$14,467	$18,416
4/2021	$14,843	$19,222
5/2021	$14,943	$19,521
6/2021	$15,179	$19,778
7/2021	$15,291	$19,914
8/2021	$15,506	$20,413
9/2021	$15,051	$19,569
10/2021	$15,678	$20,568
11/2021	$15,349	$20,073
12/2021	$15,745	$20,876
1/2022	$15,150	$19,851
2/2022	$14,858	$19,338
3/2022	$15,079	$19,757
4/2022	$14,061	$18,175
5/2022	$14,108	$18,197
6/2022	$13,261	$16,663
7/2022	$13,996	$17,826
8/2022	$13,428	$17,170
9/2022	$12,415	$15,526
10/2022	$13,027	$16,463
11/2022	$13,835	$17,740
12/2022	$13,349	$17,042
1/2023	$14,145	$18,264
2/2023	$13,759	$17,740
3/2023	$14,110	$18,287
4/2023	$14,270	$18,550
5/2023	$14,135	$18,351
6/2023	$14,667	$19,417
7/2023	$15,000	$20,128
8/2023	$14,686	$19,565
9/2023	$14,146	$18,756
10/2023	$13,818	$18,192
11/2023	$14,775	$19,871
12/2023	$15,417	$20,826
1/2024	$15,451	$20,948
2/2024	$15,886	$21,847
3/2024	$16,267	$22,533
4/2024	$15,724	$21,789
5/2024	$16,222	$22,674
6/2024	$16,528	$23,179
7/2024	$16,783	$23,553
8/2024	$17,132	$24,151
9/2024	$17,348	$24,712
10/2024	$17,040	$24,158
11/2024	$17,641	$25,061
12/2024	$17,246	$24,468
1/2025	$17,629	$25,289
2/2025	$17,642	$25,137
3/2025	$17,161	$24,144
4/2025	$17,151	$24,369
5/2025	$17,774	$25,770
6/2025	$18,383	$26,927
7/2025	$18,549	$27,292
8/2025	$18,926	$27,966
9/2025	$19,446	$28,980
10/2025	$19,757	$29,628
11/2025	$19,797	$29,624
12/2025	$19,872	$29,934
1/2026	$20,242	$30,821
2/2026	$20,449	$31,217
3/2026	$19,516	$28,975
4/2026	$20,669	$31,923
5/2026	$21,281	$33,570
6/2026	$21,227	$33,301

AVERAGE ANNUAL TOTAL RETURN

Table Summary
Fund/Index	1 year	5 year	10 year
AdvisorShares STAR Global Buy-Write ETF NAV	15.47%	6.94%	7.82%
MSCI All Country World Index (Net)	23.67%	10.98%	12.78%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$89,286,796
  Total advisory fees paid$649,517
  Total number of portfolio holdings13
  Period portfolio turnover rate4%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2026.

Table Summary
Sector	% of Net Assets
Written Call Option	(0.0)%Footnote Reference**
Purchased Put Option	0.0%Footnote Reference**
Commodity Fund	1.6%
Debt Fund	26.9%
Equity Fund	68.3%
Money Market Funds	6.8%
Assets Less Liabilities	(3.6)%
Total	100.0%
Footnote	Description
Footnote**	Less than 0.05%.

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

AdvisorShares Vice ETF

VICE | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2026

This annual shareholder report contains important information about AdvisorShares Vice ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Vice ETF	$98	0.99%

Management's Discussion of Fund Performance

Performance across VICE — spanning alcohol, tobacco, restaurants, hospitality, and gaming — was mixed during the fiscal year ended June 30, 2026. The gambling and gaming segment remained a relative area of strength, as commercial gaming revenue, sports betting, and iGaming activity continued to grow, supported by continued legalization and expansion of online betting platforms across additional states.

This growth in legalized sports betting also contributed to a documented shift in consumer discretionary spending, with industry analysts noting that household spending on other categories, including alcohol, tended to decline in states where online sports betting became available as consumers reallocated spending toward betting activity. Alcohol producers also faced pressure from softer demand among certain consumer demographics amid broader affordability concerns during the period.

The tobacco industry continued to see declining traditional cigarette volumes, a trend it sought to offset through continued growth in alternative nicotine products, including e-cigarettes and heated tobacco alternatives. Restaurant and hospitality operators navigated a period of continued cost pressures and cautious consumer spending on discretionary dining and travel.

Overall, the Fund's performance during the fiscal year reflected this divergence, with continued strength in gaming and sports betting activity contrasted against softer conditions in select consumer discretionary categories elsewhere within the sector.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

Table Summary
		S&P 500 Index
	AdvisorShares Vice ETF NAV
12/12/2017	$10,000	$10,000
12/31/2017	$10,480	$10,044
1/31/2018	$10,658	$10,619
2/28/2018	$10,058	$10,228
3/31/2018	$9,997	$9,968
4/30/2018	$10,076	$10,006
5/31/2018	$10,157	$10,247
6/30/2018	$10,258	$10,310
7/31/2018	$10,387	$10,694
8/31/2018	$10,520	$11,042
9/30/2018	$10,812	$11,105
10/31/2018	$10,289	$10,346
11/30/2018	$9,728	$10,557
12/31/2018	$8,770	$9,604
1/31/2019	$9,572	$10,373
2/28/2019	$10,240	$10,706
3/31/2019	$10,388	$10,914
4/30/2019	$10,473	$11,356
5/31/2019	$9,761	$10,635
6/30/2019	$10,235	$11,384
7/31/2019	$10,073	$11,548
8/31/2019	$9,832	$11,365
9/30/2019	$9,636	$11,577
10/31/2019	$9,626	$11,828
11/30/2019	$10,214	$12,257
12/31/2019	$10,503	$12,627
1/31/2020	$10,223	$12,622
2/29/2020	$9,458	$11,583
3/31/2020	$7,995	$10,153
4/30/2020	$9,076	$11,454
5/31/2020	$9,612	$12,000
6/30/2020	$9,528	$12,238
7/31/2020	$10,353	$12,928
8/31/2020	$11,026	$13,858
9/30/2020	$10,930	$13,331
10/31/2020	$11,285	$12,977
11/30/2020	$12,005	$14,397
12/31/2020	$12,951	$14,951
1/31/2021	$13,307	$14,800
2/28/2021	$14,365	$15,208
3/31/2021	$14,558	$15,874
4/30/2021	$15,197	$16,721
5/31/2021	$15,073	$16,838
6/30/2021	$15,244	$17,231
7/31/2021	$13,751	$17,640
8/31/2021	$14,008	$18,177
9/30/2021	$13,729	$17,331
10/31/2021	$13,919	$18,545
11/30/2021	$12,980	$18,417
12/31/2021	$14,066	$19,242
1/31/2022	$12,889	$18,247
2/28/2022	$13,249	$17,700
3/31/2022	$12,880	$18,357
4/30/2022	$12,016	$16,757
5/31/2022	$11,611	$16,787
6/30/2022	$10,756	$15,402
7/31/2022	$11,510	$16,822
8/31/2022	$11,123	$16,136
9/30/2022	$10,095	$14,650
10/31/2022	$11,384	$15,836
11/30/2022	$12,139	$16,721
12/31/2022	$11,499	$15,757
1/31/2023	$12,165	$16,747
2/28/2023	$12,150	$16,339
3/31/2023	$12,104	$16,939
4/30/2023	$12,472	$17,203
5/31/2023	$11,494	$17,278
6/30/2023	$12,395	$18,420
7/31/2023	$12,645	$19,011
8/31/2023	$11,921	$18,709
9/30/2023	$11,068	$17,817
10/31/2023	$10,445	$17,442
11/30/2023	$11,413	$19,035
12/31/2023	$11,855	$19,900
1/31/2024	$11,833	$20,234
2/29/2024	$12,442	$21,314
3/31/2024	$13,037	$22,000
4/30/2024	$11,973	$21,102
5/31/2024	$12,625	$22,148
6/30/2024	$12,587	$22,943
7/31/2024	$13,309	$23,222
8/31/2024	$13,529	$23,785
9/30/2024	$13,992	$24,293
10/31/2024	$13,790	$24,073
11/30/2024	$14,803	$25,486
12/31/2024	$14,011	$24,878
1/31/2025	$14,355	$25,571
2/28/2025	$14,849	$25,238
3/31/2025	$13,996	$23,816
4/30/2025	$14,022	$23,654
5/31/2025	$14,813	$25,143
6/30/2025	$15,198	$26,422
7/31/2025	$15,699	$27,015
8/31/2025	$16,002	$27,562
9/30/2025	$15,929	$28,568
10/31/2025	$14,587	$29,237
11/30/2025	$14,320	$29,309
12/31/2025	$14,279	$29,327
1/31/2026	$14,507	$29,752
2/28/2026	$14,607	$29,526
3/31/2026	$14,191	$28,056
4/30/2026	$15,048	$30,999
5/31/2026	$14,836	$32,631
6/30/2026	$14,960	$32,320

AVERAGE ANNUAL TOTAL RETURN

Table Summary
Fund/Index	1 year	5 year	Since Inception 12/12/2017
AdvisorShares Vice ETF NAV	-1.56%	-0.38%	4.83%
S&P 500 Index	22.32%	13.41%	14.71%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2026.

  Fund net assets$7,347,168
  Total advisory fees paid$44,296
  Total number of portfolio holdings25
  Period portfolio turnover rate206%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2026.

Table Summary
Sector	% of Net Assets
Lodging	3.0%
Food	4.4%
Semiconductors	4.6%
Energy - Alternate Sources	5.3%
REITS	6.3%
Software	7.1%
Beverages	13.1%
Agriculture	13.4%
Retail	18.8%
Entertainment	23.1%
Money Market Funds	6.4%
Assets Less Liabilities	(5.5)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, an “independent” Trustee, Elizabeth Piper/Bach. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $294,000 for 2026 and $302,810 for 2025.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $0 for 2025.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $51,000 for 2026 and $54,000 for 2025.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2026 and $0 for 2025.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A

(c)	N/A

(d)	N/A

(f)	No response required.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2026 and $0 for 2025.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and the members of such committee are Elizabeth Piper/Bach and William G. McVay.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The annual Financial Statements are attached herewith.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

ADVISORSHARES TRUST

4800 Montgomery Lane

Suite 150

Bethesda, Maryland 20814

www.advisorshares.com

1.877.843.3831

Annual Report

June 30, 2026

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.4%

Aerospace/Defense — 5.5%
Elbit Systems Ltd. (Israel)	1,477	$1,120,630
Rolls-Royce Holdings PLC (United Kingdom)(a)	61,153	1,177,195
Total Aerospace/Defense		2,297,825

Agriculture — 2.4%
British American Tobacco PLC (United Kingdom)(a)	16,016	989,148

Auto Parts & Equipment — 4.5%
China Yuchai International Ltd. (China)(b)	39,274	1,861,980

Banks — 16.5%
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	80,777	2,024,272
Barclays PLC (United Kingdom)(a)	63,481	1,705,100
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)(c)	94,296	1,875,547
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)(c)	54,800	1,292,184
Total Banks		6,897,103

Beverages — 2.1%
Fomento Economico Mexicano SAB de CV (Mexico)(a)	6,850	876,115

Building Materials — 2.8%
Cemex SAB de CV (Mexico)(a)	98,548	1,182,576

Chemicals — 2.0%
Sasol Ltd. (South Africa)(a)(b)	87,017	854,507

Diversified Financial Services — 2.2%
AerCap Holdings NV (Ireland)	6,270	914,041

Electric — 2.7%
E.ON SE (Germany)(a)	54,225	1,110,528

Mining — 6.5%
Cia de Minas Buenaventura SAA (Peru)(a)	47,928	1,403,811
Gold Fields Ltd. (South Africa)(a)	38,964	1,308,801
Total Mining		2,712,612
Investments	Shares	Value
COMMON STOCKS (continued)

Oil & Gas — 8.2%
Eni SpA (Italy)(a)	17,998	$843,386
Equinor ASA (Norway)(a)	27,186	853,640
Petroleo Brasileiro SA (Brazil)(a)	49,372	797,852
Ultrapar Participacoes SA (Brazil)(a)	188,536	946,451
Total Oil & Gas		3,441,329

Pharmaceuticals — 20.2%
Abivax SA (France)(a)(b)	9,766	1,301,416
Ascendis Pharma A/S (Denmark)(b)	4,982	1,328,799
Compass Pathways PLC (United Kingdom)(a)(b)	61,700	873,055
DBV Technologies SA (France)(a)(b)	43,663	716,073
GSK PLC (United Kingdom)(a)	19,994	1,048,086
Novartis AG(a)	7,171	1,123,839
Takeda Pharmaceutical Co. Ltd. (Japan)(a)	56,930	912,588
Teva Pharmaceutical Industries Ltd. (Israel)(a)(b)	32,883	1,114,076
Total Pharmaceuticals		8,417,932

Semiconductors — 8.4%
ASE Technology Holding Co. Ltd. (Taiwan)(a)	21,460	968,275
STMicroelectronics NV (Singapore)	12,070	903,922
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	3,412	1,629,469
Total Semiconductors		3,501,666

Telecommunications — 15.4%
Nokia OYJ (Finland)(a)	123,564	1,640,930
Singapore Telecommunications Ltd. (Singapore)(a)	30,284	1,037,833
SK Telecom Co. Ltd. (South Korea)(a)	28,572	918,875
Telefonaktiebolaget LM Ericsson (Sweden)(a)(c)	88,496	986,730
Telefonica Brasil SA (Brazil)(a)(c)	77,272	1,016,900
VEON Ltd. (Pakistan)(a)(b)	15,958	833,167
Total Telecommunications		6,434,435
Total Common Stocks (Cost $35,789,618)		41,491,797

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

June 30, 2026

Investments	Shares	Value
MONEY MARKET FUNDS — 9.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.60%(d)(e)	3,643,757	$3,643,757
Invesco Government & Agency Portfolio — Private Investment Class, 3.27%(d)	223,999	223,999
Total Money Market Funds (Cost $3,867,756)		3,867,756

Total Investments — 108.7% (Cost $39,657,374)		45,359,553
Liabilities in Excess of Other Assets — (8.7%)		(3,615,585)
Net Assets — 100.0%		$41,743,968

PLC — Public Limited Company

(a)	American Depositary Receipt.
(b)	Non-income producing security.
(c)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,571,510; the aggregate market value of the collateral held by the fund is $3,663,144. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $19,387.
(d)	Rate shown reflects the 7-day yield as of June 30, 2026.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

June 30, 2026

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$41,491,797	$—	$—	$41,491,797
Money Market Funds	3,867,756	—	—	3,867,756
Total	$45,359,553	$—	$—	$45,359,553

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	5.5%
Agriculture	2.4
Auto Parts & Equipment	4.5
Banks	16.5
Beverages	2.1
Building Materials	2.8
Chemicals	2.0
Diversified Financial Services	2.2
Electric	2.7
Mining	6.5
Oil & Gas	8.2
Pharmaceuticals	20.2
Semiconductors	8.4
Telecommunications	15.4
Money Market Funds	9.3
Total Investments	108.7
Liabilities in Excess of Other Assets	(8.7)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF

Schedule of Investments

June 30, 2026

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 99.0%

Equity Fund — 99.0%
iShares MSCI Emerging Markets Asia ETF(a)	164,684	$19,261,441
iShares MSCI International Momentum Factor ETF(a)	323,586	17,256,841
iShares MSCI International Value Factor ETF	395,843	16,554,154
iShares MSCI USA Quality Factor ETF(a)	82,792	18,167,049
iShares MSCI USA Value Factor ETF	110,611	22,101,184
Total Exchange Traded Funds (Cost $78,708,433)		93,340,669

MONEY MARKET FUNDS — 3.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.56%(b)	1,071,290	1,071,290
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, Institutional Class, 3.60%(b)(c)	2,228,588	2,228,588
Total Money Market Funds (Cost $3,299,878)		3,299,878

Total Investments — 102.5% (Cost $82,008,311)		96,640,547
Liabilities in Excess of Other Assets — (2.5%)		(2,375,791)
Net Assets — 100.0%		$94,264,756

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,739,053; the aggregate market value of the collateral held by the fund is $2,772,546. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $543,958.
(b)	Rate shown reflects the 7-day yield as of June 30, 2026.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF

Schedule of Investments (continued)

June 30, 2026

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$93,340,669	$—	$—	$93,340,669
Money Market Funds	3,299,878	—	—	3,299,878
Total	$96,640,547	$—	$—	$96,640,547

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	99.0%
Money Market Funds	3.5
Total Investments	102.5
Liabilities in Excess of Other Assets	(2.5)
Net Assets	100.0%

Affiliated holdings are investments in an affiliate of the Fund in which the Fund has ownership of at least 5% of the voting securities. The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Transactions with affiliated companies during the year ended June 30, 2026 were as follows:

Affiliated Holding Name	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 6/30/2026	Value at 6/30/2026	Dividend Income
Invesco S&P International Developed Low Volatility ETF	$38,800,240	$—	$(38,781,871)	$702,162	$(720,531)	—	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF

Schedule of Investments

June 30, 2026

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%

Equity Fund — 99.9%
Invesco Nasdaq 100 ETF	209,490	$63,469,184
iShares MSCI USA Momentum Factor ETF(a)	194,494	66,678,379
Total Exchange Traded Funds (Cost $119,550,951)		130,147,563

MONEY MARKET FUNDS — 2.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.56%(b)	390,926	390,926
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.60%(b)(c)	2,639,176	2,639,176
Total Money Market Funds (Cost $3,030,102)		3,030,102

Total Investments — 102.2% (Cost $122,581,053)		133,177,665
Liabilities in Excess of Other Assets — (2.2%)		(2,810,071)
Net Assets — 100.0%		$130,367,594

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,811,206; the aggregate market value of the collateral held by the fund is $2,812,299. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $173,123.
(b)	Rate shown reflects the 7-day yield as of June 30, 2026.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF

Schedule of Investments (continued)

June 30, 2026

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$130,147,563	$—	$—	$130,147,563
Money Market Funds	3,030,102	—	—	3,030,102
Total	$133,177,665	$—	$—	$133,177,665

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	99.9%
Money Market Funds	2.3
Total Investments	102.2
Liabilities in Excess of Other Assets	(2.2)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments

June 30, 2026

Investments	Shares	Value
MONEY MARKET FUND — 82.9%
STIT — Government & Agency Portfolio, Institutional Class, 3.57%(a)(b) (Cost $8,955,640)	8,955,640	$8,955,640
Total Investments Before Securities Sold, Not Yet Purchased (Cost $8,955,640)		8,955,640

Securities Sold, Not Yet Purchased — (102.5)%

COMMON STOCKS — (102.5)%

Airlines — (1.4)%
Alaska Air Group, Inc.(c)	(2,930)	(152,946)

Apparel — (0.9)%
NIKE, Inc., Class B	(2,430)	(99,751)

Auto Parts & Equipment — (1.1)%
Goodyear Tire & Rubber Co. (The)(c)	(18,275)	(120,615)

Biotechnology — (1.1)%
Sarepta Therapeutics, Inc.(c)	(6,680)	(120,040)

Building Materials — (1.6)%
Fortune Brands Innovations, Inc.	(3,170)	(174,033)

Chemicals — (1.8)%
FMC Corp.	(7,703)	(88,584)
Mosaic Co. (The)	(5,050)	(107,010)
Total Chemicals		(195,594)

Commercial Services — (12.1)%
Booz Allen Hamilton Holding Corp.	(1,395)	(84,635)
Bright Horizons Family Solutions, Inc.(c)	(1,570)	(111,281)
Equifax, Inc.	(630)	(99,994)
Euronet Worldwide, Inc.(c)	(1,485)	(108,687)
Global Payments, Inc.	(1,350)	(97,956)
H&R Block, Inc.	(2,890)	(110,051)
ManpowerGroup, Inc.	(3,576)	(120,761)
MarketAxess Holdings, Inc.	(1,000)	(113,490)
Morningstar, Inc.	(780)	(121,696)
PayPal Holdings, Inc.	(2,850)	(123,063)
Robert Half, Inc.	(4,140)	(127,098)
Verisk Analytics, Inc.	(520)	(93,356)
Total Commercial Services		(1,312,068)
Investments	Shares	Value
COMMON STOCKS (continued)

Computers — (11.0)%
Accenture PLC, Class A	(855)	$(106,396)
Cognizant Technology Solutions Corp., Class A	(2,050)	(79,396)
Crane NXT Co.	(2,530)	(129,435)
DXC Technology Co.(c)	(13,230)	(117,085)
EPAM Systems, Inc.(c)	(1,410)	(111,884)
Everforth, Inc.(c)	(5,630)	(100,608)
Gartner, Inc.(c)	(760)	(98,511)
Genpact Ltd.	(3,920)	(107,800)
Leidos Holdings, Inc.	(1,080)	(111,208)
Maximus, Inc.	(1,810)	(97,306)
NCR Voyix Corp.(c)	(16,080)	(131,374)
Total Computers		(1,191,003)

Cosmetics/Personal Care — (1.1)%
Perrigo Co., PLC	(11,390)	(118,342)

Distribution/Wholesale — (1.8)%
Copart, Inc.(c)	(3,170)	(89,362)
Pool Corp.	(495)	(106,376)
Total Distribution/Wholesale		(195,738)

Diversified Financial Services — (2.4)%
LendingTree, Inc.(c)	(3,080)	(136,413)
SLM Corp.	(4,750)	(123,215)
Total Diversified Financial Services		(259,628)

Electrical Components & Equipment — (0.8)%
Universal Display Corp.	(940)	(81,395)

Engineering & Construction — (0.8)%
AECOM	(1,190)	(83,062)

Food — (6.9)%
Campbell’s Co.,(The)	(4,690)	(104,446)
Conagra Brands, Inc.	(7,720)	(103,911)
Flowers Foods, Inc.	(12,630)	(99,777)
General Mills, Inc.	(3,240)	(112,752)
Lamb Weston Holdings, Inc.	(2,360)	(101,905)
McCormick & Co., Inc.	(2,220)	(111,932)
Pilgrim’s Pride Corp.	(3,770)	(105,975)
Total Food		(740,698)

Forest Products & Paper — (1.2)%
International Paper Co.	(3,250)	(123,825)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

June 30, 2026

Investments	Shares	Value
COMMON STOCKS (continued)

Healthcare — Products — (6.2)%
Abbott Laboratories	(1,220)	$(110,703)
Baxter International, Inc.	(6,450)	(137,514)
Boston Scientific Corp.(c)	(2,280)	(97,310)
DENTSPLY SIRONA, Inc.	(11,136)	(118,153)
Enovis Corp.(c)	(4,535)	(93,875)
Insulet Corp.(c)	(760)	(115,710)
Total Healthcare — Products		(673,265)

Healthcare — Services — (1.1)%
Universal Health Services, Inc., Class B	(760)	(113,004)

Home Builders — (2.0)%
Lennar Corp., Class A	(1,250)	(113,113)
Thor Industries, Inc.	(1,340)	(100,714)
Total Home Builders		(213,827)

Home Furnishings — (1.1)%
Whirlpool Corp.	(2,930)	(115,501)

Household Products/Wares — (1.2)%
Kimberly-Clark Corp.	(1,125)	(123,491)

Insurance — (3.4)%
Arthur J Gallagher & Co.	(552)	(126,723)
Brown & Brown, Inc.	(1,835)	(117,715)
Erie Indemnity Co., Class A	(520)	(124,670)
Total Insurance		(369,108)

Internet — (5.7)%
CDW Corp.	(1,010)	(142,046)
GoDaddy, Inc., Class A(c)	(1,160)	(98,461)
Snap, Inc., Class A(c)	(24,440)	(108,513)
TripAdvisor, Inc.(c)	(11,070)	(151,770)
Zillow Group, Inc., Class C(c)	(3,698)	(116,561)
Total Internet		(617,351)

Media — (3.6)%
Cable One, Inc.(c)	(2,502)	(132,881)
Charter Communications, Inc., Class A(c)	(840)	(119,456)
FactSet Research Systems, Inc.	(611)	(140,579)
Total Media		(392,916)

Office/Business Equipment — (1.1)%
Zebra Technologies Corp., Class A(c)	(460)	(121,100)
Investments	Shares	Value
COMMON STOCKS (continued)

Packaging & Containers — (2.3)%
Graphic Packaging Holding Co.	(12,500)	$(132,125)
O-I Glass, Inc.(c)	(12,400)	(119,412)
Total Packaging & Containers		(251,537)

Pharmaceuticals — (0.9)%
Zoetis, Inc.	(1,370)	(98,448)

Real Estate — (1.0)%
CoStar Group, Inc.(c)	(3,830)	(108,466)

REITS — (1.0)%
Alexandria Real Estate Equities, Inc.	(2,045)	(108,078)

Retail — (8.6)%
Bath & Body Works, Inc.	(5,950)	(137,623)
CarMax, Inc.(c)	(2,448)	(129,475)
Chipotle Mexican Grill, Inc.(c)	(2,920)	(99,280)
Domino’s Pizza, Inc.	(390)	(115,456)
Floor & Decor Holdings, Inc., Class A(c)	(1,870)	(111,003)
Nu Skin Enterprises, Inc., Class A	(20,900)	(110,352)
Tractor Supply Co.	(3,750)	(118,537)
Wendy’s Co. (The)	(13,030)	(108,019)
Total Retail		(929,745)

Software — (16.3)%
Adobe, Inc.(c)	(475)	(97,384)
Blackbaud, Inc.(c)	(3,500)	(103,670)
Broadridge Financial Solutions, Inc.	(650)	(89,017)
Fair Isaac Corp.(c)	(91)	(108,725)
Fidelity National Information Services, Inc.	(2,145)	(83,398)
Fiserv, Inc.(c)	(2,300)	(112,815)
Guidewire Software, Inc.(c)	(980)	(120,589)
Intuit, Inc.	(355)	(92,655)
Paychex, Inc.	(970)	(95,380)
Paycom Software, Inc.	(950)	(119,396)
Pegasystems, Inc.	(3,420)	(102,497)
Roper Technologies, Inc.	(315)	(106,593)
Salesforce, Inc.	(570)	(89,296)
ServiceNow, Inc.(c)	(1,195)	(118,640)
Tyler Technologies, Inc.(c)	(380)	(111,135)
Veeva Systems, Inc., Class A(c)	(630)	(111,806)
Workday, Inc., Class A(c)	(830)	(101,609)
Total Software		(1,764,605)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

June 30, 2026

Investments	Shares	Value
COMMON STOCKS (continued)

Toys/Games/Hobbies — (1.0)%
Mattel, Inc.(c)	(7,700)	$(106,876)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(13,107,762)]		(11,076,056)

Total Investments — (19.6)% (Cost $(4,152,122))		(2,120,416)
Other Assets in Excess of Liabilities — 119.6%		12,929,633
Net Assets — 100.0%		$10,809,217

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of June 30, 2026.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	Non-income producing security.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

June 30, 2026

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$8,955,640	$—	$—	$8,955,640

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(11,076,056)	$—	$—	$(11,076,056)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Airlines	(1.4)%
Apparel	(0.9)
Auto Parts & Equipment	(1.1)
Biotechnology	(1.1)
Building Materials	(1.6)
Chemicals	(1.8)
Commercial Services	(12.1)
Computers	(11.0)
Cosmetics/Personal Care	(1.1)
Distribution/Wholesale	(1.8)
Diversified Financial Services	(2.4)
Electrical Components & Equipment	(0.8)
Engineering & Construction	(0.8)
Food	(6.9)
Forest Products & Paper	(1.2)
Healthcare — Products	(6.2)
Healthcare — Services	(1.1)
Home Builders	(2.0)
Home Furnishings	(1.1)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Household Products/Wares	(1.2)%
Insurance	(3.4)
Internet	(5.7)
Media	(3.6)
Office/Business Equipment	(1.1)
Packaging & Containers	(2.3)
Pharmaceuticals	(0.9)
Real Estate	(1.0)
REITS	(1.0)
Retail	(8.6)
Software	(16.3)
Toys/Games/Hobbies	(1.0)
Money Market Fund	82.9
Total Investments	(19.6)
Other Assets in Excess of Liabilities	119.6
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.8%

Aerospace/Defense — 4.4%
HEICO Corp.	16,234	$5,782,388

Auto Parts & Equipment — 4.6%
Allison Transmission Holdings, Inc.	53,786	6,063,834

Commercial Services — 6.5%
Moody’s Corp.	10,722	4,856,208
Rollins, Inc.	88,707	3,702,630
Total Commercial Services		8,558,838

Computers — 4.4%
Science Applications International Corp.	52,487	5,795,090

Diversified Financial Services — 3.1%
Intercontinental Exchange, Inc.	32,945	4,055,859

Electronics — 5.3%
Amphenol Corp., Class A	39,399	6,946,832

Engineering & Construction — 16.0%
Comfort Systems USA, Inc.	5,723	11,342,700
IES Holdings, Inc.(a)	13,474	9,898,809
Total Engineering & Construction		21,241,509

Food — 4.3%
Sprouts Farmers Market, Inc.(a)	67,688	5,725,051

Healthcare — Products — 13.3%
Abbott Laboratories	43,046	3,905,994
ResMed, Inc.(b)	22,099	4,306,653
Stryker Corp.	15,200	4,785,568
Thermo Fisher Scientific, Inc.	9,304	4,664,654
Total Healthcare — Products		17,662,869

Media — 3.2%
FactSet Research Systems, Inc.	18,482	4,252,339

Metal Fabricate/Hardware — 4.2%
Mueller Industries, Inc.	45,697	5,617,532

Pharmaceuticals — 11.5%
Cencora, Inc.	15,800	4,471,084
Henry Schein, Inc.(a)	70,401	5,879,892
McKesson Corp.	6,519	4,925,756
Total Pharmaceuticals		15,276,732
Investments	Shares	Value
COMMON STOCKS (continued)

Retail — 5.7%
Casey’s General Stores, Inc.	9,560	$7,598,192

Software — 9.2%
Adobe, Inc.(a)	15,264	3,129,425
Broadridge Financial Solutions, Inc.	23,589	3,230,513
Fair Isaac Corp.(a)	3,106	3,710,987
Intuit, Inc.	8,005	2,089,305
Total Software		12,160,230

Water — 4.1%
American Water Works Co., Inc.	40,741	5,360,701
Total Common Stocks (Cost $119,908,600)		132,097,996

MONEY MARKET FUND — 0.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.56%(c) (Cost $413,138)	413,138	413,138

Total Investments — 100.1% (Cost $120,321,738)		132,511,134
Liabilities in Excess of Other Assets — (0.1%)		(113,274)
Net Assets — 100.0%		$132,397,860

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $4,220,516; the aggregate market value of the collateral held by the fund is $4,426,867. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $4,426,867.
(c)	Rate shown reflects the 7-day yield as of June 30, 2026.

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

June 30, 2026

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$132,097,996	$—	$—	$132,097,996
Money Market Fund	413,138	—	—	413,138
Total	$132,511,134	$—	$—	$132,511,134

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	4.4%
Auto Parts & Equipment	4.6
Commercial Services	6.5
Computers	4.4
Diversified Financial Services	3.1
Electronics	5.3
Engineering & Construction	16.0
Food	4.3
Healthcare — Products	13.3
Media	3.2
Metal Fabricate/Hardware	4.2
Pharmaceuticals	11.5
Retail	5.7
Software	9.2
Water	4.1
Money Market Fund	0.3
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments

June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 96.2%

Aerospace/Defense — 2.9%
Karman Holdings, Inc.(a)(b)	6,191	$309,055
Kratos Defense & Security Solutions, Inc.(b)	12,392	617,865
Total Aerospace/Defense		926,920

Banks — 1.0%
JPMorgan Chase & Co.	1,000	327,330

Building Materials — 4.7%
Trane Technologies PLC	3,015	1,480,848

Commercial Services — 4.0%
Quanta Services, Inc.	1,756	1,264,390

Computers — 6.7%
Apple, Inc.	4,747	1,373,592
Crowdstrike Holdings, Inc., Class A(b)	978	746,351
Total Computers		2,119,943

Diversified Financial Services — 2.5%
LPL Financial Holdings, Inc.	2,856	804,478

Electronics — 1.7%
Amphenol Corp., Class A	3,000	528,960

Engineering & Construction — 2.5%
Sterling Infrastructure, Inc.(b)	928	778,926

Entertainment — 1.6%
TKO Group Holdings, Inc.(a)	2,600	523,406

Healthcare — Services — 1.4%
Quest Diagnostics, Inc.	2,156	456,964

Internet — 17.0%
Alphabet, Inc., Class C	7,623	2,693,435
Amazon.com, Inc.(b)	3,812	908,552
AppLovin Corp., Class A(b)	1,259	648,674
Netflix, Inc.(b)	16,500	1,178,100
Total Internet		5,428,761

Machinery — Construction & Mining — 7.6%
Bloom Energy Corp., Class A(b)	2,569	777,637
GE Vernova, Inc.	1,400	1,644,804
Total Machinery — Construction & Mining		2,422,441

Media — 0.6%
Walt Disney Co. (The)	2,000	192,500
Investments	Shares	Value
COMMON STOCKS (continued)

Miscellaneous Manufacturing — 0.5%
Axon Enterprise, Inc.(b)	307	$172,107

Pharmaceuticals — 7.5%
Eli Lilly & Co.	2,000	2,398,860

Retail — 5.1%
FirstCash Holdings, Inc.	4,545	983,174
Walmart, Inc.	5,656	640,599
Total Retail		1,623,773

Semiconductors — 24.1%
ASML Holding NV (Netherlands)	150	298,416
Broadcom, Inc.	4,553	1,719,896
Micron Technology, Inc.	3,000	3,462,870
NVIDIA Corp.	11,039	2,208,793
Total Semiconductors		7,689,975

Software — 4.8%
Genius Sports Ltd. (United Kingdom)(a)(b)	66,783	404,705
Microsoft Corp.	2,998	1,118,314
Total Software		1,523,019
Total Common Stocks (Cost $18,614,101)		30,663,601

EXCHANGE TRADED FUND — 0.2%

Commodity Fund — 0.2%
iShares Gold Trust(b) (Cost $54,258)	1,000	75,510

MONEY MARKET FUND — 3.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.56%(c) (Cost $1,218,732)	1,218,732	1,218,732

Total Investments — 100.2% (Cost $19,887,091)		31,957,843
Liabilities in Excess of Other Assets — (0.2%)		(79,302)
Net Assets — 100.0%		$31,878,541

PLC — Public Limited Company

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,146,782; the aggregate market value of the collateral held by the fund is $1,195,689. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,195,689.
(b)	Non-income producing security.
(c)	Rate shown reflects the 7-day yield as of June 30, 2026.

See accompanying Notes to Financial Statements.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

June 30, 2026

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$30,663,601	$—	$—	$30,663,601
Exchange Traded Fund	75,510	—	—	75,510
Money Market Fund	1,218,732	—	—	1,218,732
Total	$31,957,843	$—	$—	$31,957,843

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	2.9%
Banks	1.0
Building Materials	4.7
Commercial Services	4.0
Commodity Fund	0.2
Computers	6.7
Diversified Financial Services	2.5
Electronics	1.7
Engineering & Construction	2.5
Entertainment	1.6
Healthcare — Services	1.4
Internet	17.0
Machinery — Construction & Mining	7.6
Media	0.6
Miscellaneous Manufacturing	0.5
Pharmaceuticals	7.5
Retail	5.1
Semiconductors	24.1
Software	4.8
Money Market Fund	3.8
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES HOTEL ETF

Schedule of Investments

June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 95.8%

Entertainment — 5.4%
Monarch Casino & Resort, Inc.	1,224	$161,090

Internet — 12.2%
Airbnb, Inc., Class A(a)	885	126,643
Booking Holdings, Inc.	620	110,509
Expedia Group, Inc.	491	125,637
Total Internet		362,789

Leisure Time — 16.6%
Carnival Corp. Ltd.	4,508	128,794
Norwegian Cruise Line Holdings Ltd.(a)	4,893	103,291
Royal Caribbean Cruises Ltd.	405	128,600
Viking Holdings Ltd.(a)	1,293	135,338
Total Leisure Time		496,023

Lodging — 18.3%
Atour Lifestyle Holdings Ltd. (China)(b)	4,351	138,362
H World Group Ltd. (China)(b)	3,366	140,430
Hilton Grand Vacations, Inc.(a)	2,765	144,803
Marriott International, Inc., Class A	331	122,665
Total Lodging		546,260

Oil & Gas Services — 4.9%
Civeo Corp.(a)	4,150	145,250

REITS — 38.4%
Apple Hospitality REIT, Inc.	10,474	176,068
Chatham Lodging Trust	16,585	219,420
DiamondRock Hospitality Co.	8,107	98,743
Gaming and Leisure Properties, Inc.	1,974	87,902
Host Hotels & Resorts, Inc.	5,574	132,160
Pebblebrook Hotel Trust	7,429	144,197
Sunstone Hotel Investors, Inc.	16,005	183,257
VICI Properties, Inc.	3,957	105,058
Total REITS		1,146,805
Total Common Stocks (Cost $2,630,200)		2,858,217
Investments	Shares	Value
MONEY MARKET FUND — 5.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.56%(c) (Cost $160,180)	160,180	$160,180

Total Investments — 101.2% (Cost $2,790,380)		3,018,397
Liabilities in Excess of Other Assets — (1.2%)		(36,733)
Net Assets — 100.0%		$2,981,664

REITS — Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of June 30, 2026.

See accompanying Notes to Financial Statements.

ADVISORSHARES HOTEL ETF

Schedule of Investments (continued)

June 30, 2026

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,858,217	$—	$—	$2,858,217
Money Market Fund	160,180	—	—	160,180
Total	$3,018,397	$—	$—	$3,018,397

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Entertainment	5.4%
Internet	12.2
Leisure Time	16.6
Lodging	18.3
Oil & Gas Services	4.9
REITS	38.4
Money Market Fund	5.4
Total Investments	101.2
Liabilities in Excess of Other Assets	(1.2)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES HVAC AND INDUSTRIALS ETF

Schedule of Investments

June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 100.0%

Aerospace/Defense — 4.8%
Curtiss-Wright Corp.	1,040	$788,070

Building Materials — 12.5%
AAON, Inc.	5,680	720,565
Modine Manufacturing Co.(a)	1,972	526,563
Trane Technologies PLC	1,603	787,330
Total Building Materials		2,034,458

Commercial Services — 10.4%
Legence Corp., Class A(a)	4,976	424,105
Quanta Services, Inc.	1,052	757,482
Willdan Group, Inc.(a)	6,623	523,879
Total Commercial Services		1,705,466

Electrical Components & Equipment — 12.5%
AMETEK, Inc.	2,406	582,108
Belden, Inc.	6,358	762,388
Generac Holdings, Inc.(a)	2,392	700,401
Total Electrical Components & Equipment		2,044,897

Electronics — 19.2%
Amphenol Corp., Class A	5,084	896,411
Fortive Corp.	8,188	500,205
Jabil, Inc.	2,536	977,577
nVent Electric PLC	4,502	763,584
Total Electronics		3,137,777

Engineering & Construction — 19.0%
Comfort Systems USA, Inc.	592	1,173,315
MasTec, Inc.(a)	1,238	515,082
Sterling Infrastructure, Inc.(a)	1,680	1,410,125
Total Engineering & Construction		3,098,522

Machinery — Construction & Mining — 19.1%
Bloom Energy Corp., Class A(a)	2,589	783,690
Caterpillar, Inc.	770	819,973
GE Vernova, Inc.	616	723,714
Vertiv Holdings Co., Class A	2,385	798,546
Total Machinery — Construction & Mining		3,125,923

REITS — 2.5%
Digital Realty Trust, Inc.	2,299	412,854
Total Common Stocks (Cost $14,294,206)		16,347,967
Investments	Shares	Value
MONEY MARKET FUND — 0.4%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b) (Cost $59,669)	59,669	$59,669

Total Investments — 100.4% (Cost $14,353,875)		16,407,636
Liabilities in Excess of Other Assets — (0.4%)		(61,482)
Net Assets — 100.0%		$16,346,154

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	Rate shown reflects the 7-day yield as of June 30, 2026.

See accompanying Notes to Financial Statements.

ADVISORSHARES HVAC AND INDUSTRIALS ETF

Schedule of Investments (continued)

June 30, 2026

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$16,347,967	$—	$—	$16,347,967
Money Market Fund	59,669	—	—	59,669
Total	$16,407,636	$—	$—	$16,407,636

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	4.8%
Building Materials	12.5
Commercial Services	10.4
Electrical Components & Equipment	12.5
Electronics	19.2
Engineering & Construction	19.0
Machinery — Construction & Mining	19.1
REITS	2.5
Money Market Fund	0.4
Total Investments	100.4
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments

June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.5%

Advertising — 1.1%
Stagwell, Inc.(a)(b)	87,700	$651,611

Aerospace/Defense — 0.7%
Lockheed Martin Corp.	800	407,568

Apparel — 2.2%
Crocs, Inc.(a)(b)	5,600	675,584
Tapestry, Inc.	3,750	548,925
Total Apparel		1,224,509

Auto Parts & Equipment — 1.0%
Allison Transmission Holdings, Inc.	4,875	549,607

Banks — 0.8%
First Citizens BancShares, Inc., Class A	223	464,016

Beverages — 0.9%
Coca-Cola Consolidated, Inc.	2,640	504,029

Biotechnology — 1.1%
Exelixis, Inc.(b)	11,400	620,274

Building Materials — 1.0%
Carlisle Cos., Inc.	1,500	544,125

Chemicals — 1.0%
Koppers Holdings, Inc.	12,600	565,740

Commercial Services — 9.4%
Booz Allen Hamilton Holding Corp.	5,650	342,786
EVERTEC, Inc. (Puerto Rico)	17,100	475,038
Kforce, Inc.	16,160	758,227
Moody’s Corp.	1,040	471,037
Morningstar, Inc.	2,720	424,374
Payoneer Global, Inc.(b)	101,200	720,544
Sezzle, Inc.(a)(b)	6,460	1,108,730
United Rentals, Inc.	574	650,279
Verisk Analytics, Inc.	2,115	379,706
Total Commercial Services		5,330,721

Computers — 3.5%
Apple, Inc.	1,763	510,142
Fortinet, Inc.(b)	6,000	921,720
Science Applications International Corp.	4,900	541,009
Total Computers		1,972,871
Investments	Shares	Value
COMMON STOCKS (continued)

Diversified Financial Services — 6.6%
Bread Financial Holdings, Inc.(a)	6,000	$650,100
Dave, Inc.(a)(b)	1,870	696,743
Encore Capital Group, Inc.(a)(b)	6,750	629,708
Enova International, Inc.(b)	3,000	722,190
SEI Investments Co.	5,871	514,945
Visa, Inc.	1,550	531,790
Total Diversified Financial Services		3,745,476

Electric — 0.8%
Oklo, Inc.(a)(b)	8,680	454,224

Electronics — 1.8%
CTS Corp.	9,900	645,381
Vontier Corp.	13,155	381,495
Total Electronics		1,026,876

Entertainment — 2.8%
Churchill Downs, Inc.	5,080	455,371
Monarch Casino & Resort, Inc.	5,168	680,160
TKO Group Holdings, Inc.(a)	2,250	452,948
Total Entertainment		1,588,479

Gas — 0.9%
Southwest Gas Holdings, Inc.	5,530	490,400

Healthcare — Services — 4.1%
DaVita, Inc.(b)	4,270	949,990
Elevance Health, Inc.	1,600	618,768
HCA Healthcare, Inc.	1,022	398,468
Universal Health Services, Inc., Class B	2,450	364,290
Total Healthcare — Services		2,331,516

Home Builders — 3.0%
DR Horton, Inc.	3,336	543,368
PulteGroup, Inc.	3,972	544,998
Toll Brothers, Inc.	3,560	586,510
Total Home Builders		1,674,876

Insurance — 3.5%
Essent Group Ltd.	7,316	470,273
Goosehead Insurance, Inc., Class A(a)(b)	10,500	509,250
Hartford Insurance Group, Inc. (The)	3,397	450,170
RenaissanceRe Holdings Ltd. (Bermuda)	1,709	541,582
Total Insurance		1,971,275

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

June 30, 2026

Investments	Shares	Value
COMMON STOCKS (continued)

Internet — 7.3%
Airbnb, Inc., Class A(b)	3,550	$508,005
Alphabet, Inc., Class C	1,536	542,715
Booking Holdings, Inc.	2,475	441,144
Cargurus, Inc.(a)(b)	13,600	463,624
EverQuote, Inc., Class A(a)(b)	32,500	773,175
Match Group, Inc.	15,100	574,555
Netflix, Inc.(b)	5,600	399,840
Upwork, Inc.(a)(b)	48,000	401,280
Total Internet		4,104,338

Lodging — 2.9%
Hilton Grand Vacations, Inc.(b)	11,000	576,070
Hilton Worldwide Holdings, Inc.	1,658	547,903
Wyndham Hotels & Resorts, Inc.	6,406	539,449
Total Lodging		1,663,422

Machinery — Construction & Mining — 1.4%
Caterpillar, Inc.	741	789,091

Machinery — Diversified — 2.1%
Albany International Corp., Class A	9,400	700,300
Flowserve Corp.	6,900	511,704
Total Machinery — Diversified		1,212,004

Media — 0.8%
New York Times Co. (The), Class A	6,340	443,673

Miscellaneous Manufacturing — 3.6%
A.O. Smith Corp.(a)	7,138	447,695
Illinois Tool Works, Inc.	1,941	524,982
Parker-Hannifin Corp.	556	543,835
Textron, Inc.(a)	5,700	522,861
Total Miscellaneous Manufacturing		2,039,373

Oil & Gas — 6.6%
Chevron Corp.	2,320	384,563
CNX Resources Corp.(a)(b)	13,000	441,090
ConocoPhillips	4,185	435,073
Devon Energy Corp.	10,181	420,679
Exxon Mobil Corp.	3,638	497,387
Marathon Petroleum Corp.	2,350	600,825
Valaris Ltd.(b)	5,740	416,724
Valero Energy Corp.	1,980	515,671
Total Oil & Gas		3,712,012
Investments	Shares	Value
COMMON STOCKS (continued)

Oil & Gas Services — 0.8%
TechnipFMC PLC (United Kingdom)	7,051	$467,481

Packaging & Containers — 1.1%
TriMas Corp.	13,750	619,162

REITS — 0.8%
JBG SMITH Properties(a)	29,700	435,699

Retail — 3.4%
Chipotle Mexican Grill, Inc.(b)	13,000	442,000
Domino’s Pizza, Inc.	1,150	340,446
Murphy USA, Inc.	1,201	647,183
O’Reilly Automotive, Inc.(b)	5,300	488,077
Total Retail		1,917,706

Semiconductors — 10.5%
Applied Materials, Inc.	1,562	1,129,326
KLA Corp.	2,860	862,891
Lam Research Corp.	2,263	980,626
Marvell Technology, Inc.	3,960	1,179,644
NVIDIA Corp.	2,730	546,246
ON Semiconductor Corp.(b)	6,400	605,056
QUALCOMM, Inc.	3,589	663,211
Total Semiconductors		5,967,000

Software — 6.6%
Adobe, Inc.(b)	1,900	389,538
Amplitude, Inc., Class A(a)(b)	72,300	553,095
Autodesk, Inc.(b)	1,750	340,235
Dropbox, Inc., Class A(b)	19,000	521,930
Freshworks, Inc., Class A(a)(b)	61,000	617,320
Microsoft Corp.	1,184	441,656
MSCI, Inc.	830	464,833
Salesforce, Inc.	2,430	380,684
Total Software		3,709,291

Telecommunications — 2.6%
AST SpaceMobile, Inc.(a)(b)	6,750	599,805
Iridium Communications, Inc.	16,296	893,836
Total Telecommunications		1,493,641

Transportation — 2.8%
Expeditors International of Washington, Inc.	3,240	528,055
FLEX LNG Ltd. (Norway)(a)(b)	18,700	524,722
Old Dominion Freight Line, Inc.	2,538	549,731
Total Transportation		1,602,508
Total Common Stocks (Cost $45,946,798)		56,294,594

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

June 30, 2026

Investments	Shares	Value
MONEY MARKET FUNDS — 0.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.56%(c)	101,442	$101,442
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, Institutional Class, 3.60%(c)(d)	332,225	332,225
Total Money Market Funds (Cost $433,667)		433,667

Total Investments — 100.3% (Cost $46,380,465)		56,728,261
Liabilities in Excess of Other Assets — (0.3%)		(176,943)
Net Assets — 100.0%		$56,551,318

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $10,205,403; the aggregate market value of the collateral held by the fund is $10,427,111. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $10,094,886.
(b)	Non-income producing security.
(c)	Rate shown reflects the 7-day yield as of June 30, 2026.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

June 30, 2026

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$56,294,594	$—	$—	$56,294,594
Money Market Funds	433,667	—	—	433,667
Total	$56,728,261	$—	$—	$56,728,261

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	1.1%
Aerospace/Defense	0.7
Apparel	2.2
Auto Parts & Equipment	1.0
Banks	0.8
Beverages	0.9
Biotechnology	1.1
Building Materials	1.0
Chemicals	1.0
Commercial Services	9.4
Computers	3.5
Diversified Financial Services	6.6
Electric	0.8
Electronics	1.8
Entertainment	2.8
Gas	0.9
Healthcare — Services	4.1
Home Builders	3.0
Insurance	3.5
Internet	7.3

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Lodging	2.9%
Machinery — Construction & Mining	1.4
Machinery — Diversified	2.1
Media	0.8
Miscellaneous Manufacturing	3.6
Oil & Gas	6.6
Oil & Gas Services	0.8
Packaging & Containers	1.1
REITS	0.8
Retail	3.4
Semiconductors	10.5
Software	6.6
Telecommunications	2.6
Transportation	2.8
Money Market Funds	0.8
Total Investments	100.3
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MSOS DAILY LEVERAGED ETF

Schedule of Investments

June 30, 2026

Investments	Shares	Value
EXCHANGE TRADED FUND — 0.0%

Equity Fund — 0.0%
AdvisorShares Pure US Cannabis ETF†(a) (Cost $368)	100	$508

MONEY MARKET FUND — 3.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.56%(b) (Cost $2,280,288)	2,280,288	2,280,288

Total Investments — 3.3% (Cost $2,280,656)		2,280,796
Other Assets in Excess of Liabilities — 96.7%		67,134,168
Net Assets — 100.0%		$69,414,964

OBFR — Overnight Bank Funding Rate

†	Affiliated Company.
(a)	Non-income producing security.
(b)	Rate shown reflects the 7-day yield as of June 30, 2026.

See accompanying Notes to Financial Statements.

ADVISORSHARES MSOS DAILY LEVERAGED ETF

Schedule of Investments (continued)

June 30, 2026

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$508	$—	$—	$508
Money Market Fund	2,280,288	—	—	2,280,288
Swaps†	—	1,618,231	—	1,618,231
Total	$2,280,796	$1,618,231	$—	$3,899,027

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

	% of
	Net Assets
Equity Fund	0.0	%**
Money Market Fund	3.3
Total Investments	3.3
Other Assets in Excess of Liabilities	96.7
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES MSOS DAILY LEVERAGED ETF

Schedule of Investments (continued)

June 30, 2026

Affiliated holdings are investments in an affiliate of the Fund in which the Fund has ownership of at least 5% of the voting securities. The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Transactions with affiliated companies during the year ended June 30, 2026 were as follows:

Affiliated Holding Name	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 6/30/2026	Value at 6/30/2026	Dividend Income
AdvisorShares Pure US Cannabis ETF	$—	$368	$—	$—	$140	100	$508	$—

Total return swap contracts outstanding as of June 30, 2026:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
AdvisorShares Pure US Cannabis ETF	OBFR + 3.00%	Monthly	7/11/2026	$42,106,856	$42,265,600	$158,744
AdvisorShares Pure US Cannabis ETF	OBFR + 2.00%	Monthly	9/22/2026	75,348,940	76,543,667	1,194,728
AdvisorShares Pure US Cannabis ETF	OBFR + 3.00%	Monthly	11/20/2026	9,934,011	10,198,771	264,759
Net Unrealized Appreciation						$1,618,231

Clear Street, Marex Capital Markets and Nomura act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of June 30, 2026, cash in the amount of $55,830,545 has been segregated as collateral from the broker for swap contracts.

See accompanying Notes to Financial Statements.

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments

June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 95.9%

Biotechnology — 59.3%
Alto Neuroscience, Inc.(a)(b)	70,748	$1,867,040
AtaiBeckley, Inc.(a)(b)	882,892	4,652,841
Bright Minds Biosciences, Inc. (Canada)(b)	24,274	1,704,035
Clearmind Medicine, Inc. (Canada)(b)	1,169	2,572
Cybin, Inc. (Canada)(a)(b)	292,711	1,934,820
Definium Therapeutics, Inc.(b)	121,381	5,709,762
Enveric Biosciences, Inc.(b)	35,417	48,875
GH Research PLC (Ireland)(a)(b)	71,267	1,915,657
Incannex Healthcare, Inc.(a)(b)	60,868	228,864
Neuphoria Therapeutics, Inc.(b)	252,909	1,105,212
NRX Therapeutics, Inc.(b)	659,018	2,695,384
Pasithea Therapeutics Corp.(b)	937,550	483,213
Psyence Biomedical Ltd. (Canada)(b)	122,184	373,883
Relmada Therapeutics, Inc.(a)(b)	438,901	3,037,195
Sage Therapeutics, Inc.(b)(c)	89,780	0
Silo Pharma, Inc.†(b)	75,582	469,364
Vistagen Therapeutics, Inc.(b)	438,643	99,133
Total Biotechnology		26,327,850

Healthcare — Services — 2.6%
Neuronetics, Inc.(a)(b)	742,795	965,634
Numinus Wellness, Inc. (Canada)(b)	8,482,082	209,083
Total Healthcare — Services		1,174,717

Pharmaceuticals — 34.0%
AbbVie, Inc.	7,318	1,841,501
Alkermes PLC(b)	36,438	1,909,169
Compass Pathways PLC (United Kingdom)(b)(d)	359,647	5,089,005
IGC Pharma, Inc.(b)	678,480	184,547
Johnson & Johnson	6,308	1,602,043
Neurocrine Biosciences, Inc.(b)	11,553	1,947,085
Optimi Health Corp. (Canada)(b)	102,794	523,221
Quantum BioPharma Ltd. (Canada)(b)(c)	14	0
Quantum BioPharma Ltd., Class B (Canada)†(a)(b)	203,564	736,902
Supernus Pharmaceuticals, Inc.(b)	27,618	1,284,513
Unbuzzd Wellness, Inc. (Canada)(b)(c)	263,236	0
Total Pharmaceuticals		15,117,986
Total Common Stocks (Cost $30,968,501)		42,620,553
Investments	Shares	Value
MONEY MARKET FUNDS — 7.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.56%(e)	1,763,357	$1,763,357
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, Institutional Class, 3.60%(e)(f)	1,378,957	1,378,957
Total Money Market Funds (Cost $3,142,314)		3,142,314

Total Investments — 103.0% (Cost $34,110,815)		45,762,867
Liabilities in Excess of Other Assets — (3.0%)		(1,332,994)
Net Assets — 100.0%		$44,429,873

PLC — Public Limited Company

†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $8,814,912; the aggregate market value of the collateral held by the fund is $9,277,429. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $7,898,472.
(b)	Non-income producing security.
(c)	Fair valued using significant unobservable inputs. See note 2 regarding fair value measurements.
(d)	American Depositary Receipt.
(e)	Rate shown reflects the 7-day yield as of June 30, 2026.
(f)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments (continued)

June 30, 2026

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$42,620,553	$—	$0	$42,620,553
Money Market Funds	3,142,314	—	—	3,142,314
Total	$45,762,867	$—	$0	$45,762,867

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Biotechnology	59.3%
Healthcare — Services	2.6
Pharmaceuticals	34.0
Money Market Funds	7.1
Total Investments	103.0
Liabilities in Excess of Other Assets	(3.0)
Net Assets	100.0%

Affiliated holdings are investments in an affiliate of the Fund in which the Fund has ownership of at least 5% of the voting securities. The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Transactions with affiliated companies during the year ended June 30, 2026 were as follows:

Affiliated Holding Name	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 6/30/2026	Value at 6/30/2026	Dividend Income
Quantum BioPharma Ltd.	$749,047	$1,063,944	$(282,410)	$(84,201)	$(709,478)	203,564	$736,902	$—
Silo Pharma, Inc.	116,069	558,213	—	(19)	(204,899)	75,582	469,364	—
Total	$865,116	$1,622,157	$(282,410)	$(84,220)	$(914,377)	279,146	$1,206,266	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments

June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 69.9%

Agriculture — 10.6%
Village Farms International, Inc. (Canada)(a)	1,806,142	$3,612,284

Distributors — 7.9%
High Tide, Inc. (Canada)(a)	1,180,774	2,692,165

Household & Personal Products — 3.8%
Glass House Brands, Inc.(a)	100,000	1,300,000

Pharmaceuticals — 47.6%
Aurora Cannabis, Inc. (Canada)(a)(b)	171,110	477,397
Cannara Biotech, Inc. (Canada)(a)(b)	247,894	307,520
Canopy Growth Corp. (Canada)(a)(b)	289,683	275,199
Charlottes Web Holdings, Inc.(a)(b)	3,026,805	938,709
Cronos Group, Inc. (Canada)(a)	482,394	1,341,055
Curaleaf Holdings, Inc.(a)	480,000	5,188,800
Fluent Corp.(a)	6,194,547	137,519
Organigram Global, Inc. (Canada)(a)	888,057	905,818
PharmaCielo Ltd. (Canada)(a)	308,085	13,248
Rubicon Organics, Inc. (Canada)(a)	1,528,936	488,877
SNDL, Inc. (Canada)(a)	400,728	540,983
TerrAscend Corp. (Canada)(a)	1,300,000	881,530
Tilray Brands, Inc. (Canada)(a)(b)	76,263	342,421
Trulieve Cannabis Corp.(a)	456,152	4,483,974
Total Pharmaceuticals		16,323,050
Total Common Stocks (Cost $46,807,953)		23,927,499

EXCHANGE TRADED FUND — 23.0%

Equity Fund — 23.0%
AdvisorShares Pure US Cannabis ETF†(a) (Cost $6,587,664)	1,548,325	7,865,491
Investments	Shares	Value
MONEY MARKET FUNDS — 11.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.56%(c)	2,956,655	$2,956,655
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, Institutional Class, 3.60%(c)(d)	829,963	829,963
Total Money Market Funds (Cost $3,786,618)		3,786,618

Total Investments — 103.9% (Cost $57,182,235)		35,579,608
Liabilities in Excess of Other Assets — (3.9%)		(1,321,461)
Net Assets — 100.0%		$34,258,147

†	Affiliated Company.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $979,372; the aggregate market value of the collateral held by the fund is $1,090,629. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $260,666.
(c)	Rate shown reflects the 7-day yield as of June 30, 2026.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

June 30, 2026

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$23,927,499	$—	$—	$23,927,499
Exchange Traded Fund	7,865,491	—	—	7,865,491
Money Market Funds	3,786,618	—	—	3,786,618
Total	$35,579,608	$—	$—	$35,579,608

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	10.6%
Distributors	7.9
Equity Fund	23.0
Household & Personal Products	3.8
Pharmaceuticals	47.6
Money Market Funds	11.0
Total Investments	103.9
Liabilities in Excess of Other Assets	(3.9)
Net Assets	100.0%

Affiliated holdings are investments in an affiliate of the Fund in which the Fund has ownership of at least 5% of the voting securities. The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Transactions with affiliated companies during the year ended June 30, 2026 were as follows:

Affiliated Holding Name	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 6/30/2026	Value at 6/30/2026	Dividend Income
AdvisorShares Pure US Cannabis ETF	$7,855,378	$6,413,353	$(15,666,670)	$(21,793,268)	$31,056,698	1,548,325	$7,865,491	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments

June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 25.8%

Agriculture — 0.3%
Village Farms International, Inc. (Canada)(a)(b)	1,624,179	$3,248,358

Household & Personal Products — 0.9%
Glass House Brands, Inc.(b)	750,000	9,750,000

Pharmaceuticals — 24.6%
Curaleaf Holdings, Inc.†(b)	11,940,961	129,081,792
Fluent Corp.(b)	5,163,788	114,636
Hempfusion Wellness, Inc. (Canada)(b)(c)	2,388,103	0
TerrAscend Corp. (Canada)†(b)	41,705,031	28,280,182
Trulieve Cannabis Corp.†(b)	10,185,000	100,118,550
Total Pharmaceuticals		257,595,160
Total Common Stocks (Cost $303,510,268)		270,593,518

MONEY MARKET FUNDS — 5.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.55%(d)	60,572,165	60,572,165
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, Institutional Class, 3.60%(d)(e)	1,000	1,000
Total Money Market Funds (Cost $60,573,165)		60,573,165

Total Investments — 31.6% (Cost $364,083,433)		331,166,683
Other Assets in Excess of Liabilities — 68.4%		716,240,809
Net Assets — 100.0%		$1,047,407,492

OBFR — Overnight Bank Funding Rate

†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,000; the aggregate market value of the collateral held by the fund is $1,000.
(b)	Non-income producing security.
(c)	Fair valued using significant unobservable inputs. See note 2 regarding fair value measurements.
(d)	Rate shown reflects the 7-day yield as of June 30, 2026.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

June 30, 2026

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$270,593,518	$—	$0	$270,593,518
Money Market Funds	60,573,165	—	—	60,573,165
Swaps†	—	117,679,242	—	117,679,242
Total	$331,166,683	$117,679,242	$0	$448,845,925

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$—	$(9,179,806)	$—	$(9,179,806)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	0.3%
Household & Personal Products	0.9
Pharmaceuticals	24.6
Money Market Funds	5.8
Total Investments	31.6
Other Assets in Excess of Liabilities	68.4
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

June 30, 2026

Total return swap contracts outstanding as of June 30, 2026:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Ascend Well	OBFR + 2.00%	Monthly	11/20/2026	$3,767,852	$3,435,486	$(332,366)
C21 Investments ORD	SOFR + 1.75%	Monthly	8/25/2026	873,324	822,500	(50,824)
C21 Investments ORD	OBFR + 2.00%	Monthly	8/25/2026	2,147,592	1,707,711	(439,881)
C21 Investments ORD	OBFR + 4.00%	Monthly	9/02/2026	540,920	1,028,125	487,205
C21 Investments ORD	OBFR + 4.00%	Monthly	12/31/2049	679,762	705,000	25,238
Cannabis Company Holdings	OBFR + 4.00%	Monthly	9/02/2026	361,251	1,235	(360,016)
Cannabis Company Holdings	OBFR + 4.00%	Monthly	12/31/2030	501	500	(1)
Cannabis Company Holdings	OBFR + 2.00%	Monthly	9/02/2026	737,814	2,524	(735,290)
Cresco Labs ORD	OBFR + 4.00%	Monthly	9/02/2026	5,927,425	8,217,000	2,289,575
Cresco Labs ORD	OBFR + 4.00%	Monthly	12/31/2049	11,605,079	12,035,000	429,921
Cresco Labs ORD	OBFR + 2.00%	Monthly	11/20/2026	19,120,422	17,232,108	(1,888,314)
Cresco Labs ORD	SOFR + 1.75%	Monthly	9/02/2026	5,093,483	5,121,100	27,617
Cresco Labs ORD	OBFR + 4.00%	Monthly	9/02/2026	3,534,843	2,624,626	(910,217)
Curaleaf Holdings SUB VOT	OBFR + 2.00%	Monthly	12/31/2049	17,152,400	27,025,000	9,872,600
Curaleaf Holdings SUB VOT	OBFR + 2.00%	Monthly	11/20/2026	103,504,901	105,928,977	2,424,076
Curaleaf Holdings SUB VOT	SOFR + 1.75%	Monthly	11/20/2026	24,400,959	27,025,000	2,624,041
Curaleaf Holdings SUB VOT	OBFR + 4.00%	Monthly	11/20/2026	2,724,577	10,810,000	8,085,423
Glass House Brands	OBFR + 4.00%	Monthly	12/31/2049	5,180,438	9,750,000	4,569,562
Glass House Brands	OBFR + 4.00%	Monthly	9/02/2026	6,200,033	17,550,000	11,349,967
Glass House Brands	SOFR + 1.75%	Monthly	11/20/2026	19,540,809	19,500,000	(40,809)
Glass House Brands	OBFR + 2.00%	Monthly	11/20/2026	33,815,470	39,434,707	5,619,237
Glass House Brands	OBFR + 4.00%	Monthly	9/02/2026	8,224,580	10,725,000	2,500,420
Green Thumb Industries SUB VOT	OBFR + 4.00%	Monthly	1/18/2027	15,106,450	23,255,400	8,148,950
Green Thumb Industries SUB VOT	SOFR + 1.75%	Monthly	9/02/2026	39,532,560	39,550,000	17,440
Green Thumb Industries SUB VOT	OBFR + 2.00%	Monthly	11/20/2026	90,327,935	88,137,855	(2,190,080)
Green Thumb Industries SUB VOT	OBFR + 4.00%	Monthly	12/31/2049	34,615,827	43,505,000	8,889,173
Grown Rogue International	OBFR + 4.00%	Monthly	1/18/2027	1,585,984	1,705,620	119,636
Grown Rogue International	OBFR + 2.00%	Monthly	11/20/2026	246,111	273,983	27,872
Jushi Holdings CL B SUB VOT ORD	OBFR + 4.00%	Monthly	1/18/2027	1,977,835	3,796,992	1,819,157
Jushi Holdings CL B SUB VOT ORD	OBFR + 4.00%	Monthly	12/31/2049	6,139,800	6,674,400	534,600
Jushi Holdings CL B SUB VOT ORD	OBFR + 2.00%	Monthly	11/20/2026	4,520,572	4,580,798	60,226
Jushi Holdings CL B SUB VOT ORD	SOFR + 1.75%	Monthly	9/02/2026	2,535,796	2,595,600	59,804
Marimed ORD	OBFR + 2.00%	Monthly	11/20/2026	554,426	496,026	(58,400)
Planet 13 Holdings ORD	OBFR + 2.00%	Monthly	11/20/2026	1,798,763	1,659,387	(139,376)
Planet 13 Holdings ORD	OBFR + 4.00%	Monthly	12/31/2049	789,154	770,500	(18,654)
Planet 13 Holdings ORD	OBFR + 4.00%	Monthly	9/02/2026	988,859	502,500	(486,359)
Planet 13 Holdings ORD	SOFR + 1.75%	Monthly	11/20/2026	129,370	134,000	4,630
Terrascend ORD	SOFR + 1.75%	Monthly	11/20/2026	1,347,614	1,356,200	8,586
Terrascend ORD	OBFR + 2.00%	Monthly	11/20/2026	8,324,682	8,145,405	(179,277)
Terrascend ORD	OBFR + 4.00%	Monthly	1/18/2027	1,778,850	3,349,204	1,570,354
Terrascend ORD	OBFR + 4.00%	Monthly	12/31/2049	2,098,388	2,542,875	444,487
Trulieve Cannabis ORD	OBFR + 2.00%	Monthly	11/20/2026	67,846,824	71,480,723	3,633,899

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

June 30, 2026

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Trulieve Cannabis ORD	OBFR + 4.00%	Monthly	12/31/2049	$26,641,323	$31,947,500	$5,306,177
Trulieve Cannabis ORD	OBFR + 4.00%	Monthly	9/02/2026	14,241,833	36,862,500	22,620,667
Trulieve Cannabis ORD	SOFR + 1.75%	Monthly	9/02/2026	29,641,904	29,490,000	(151,904)
Vapen Mj Ventures ORD	OBFR + 2.00%	Monthly	8/25/2026	975,665	803,310	(172,355)
Verano Holdings ORD	OBFR + 2.00%	Monthly	11/20/2026	21,552,169	23,755,253	2,203,084
Verano Holdings ORD	OBFR + 4.00%	Monthly	12/20/2026	4,730,244	11,492,800	6,762,556
Verano Holdings ORD	OBFR + 4.00%	Monthly	1/17/2027	12,383,901	16,325,000	3,941,099
Verano Holdings ORD	SOFR + 1.75%	Monthly	11/20/2026	10,552,037	11,754,000	1,201,963
Vireo Growth, Inc.	OBFR + 4.00%	Monthly	11/20/2026	903,669	669,333	(234,336)
Vireo Growth, Inc.	OBFR + 2.00%	Monthly	11/20/2026	3,529,447	2,738,100	(791,347)
Net Unrealized Appreciation						$108,499,436

CF Secured, Clear Street, Marex Capital Markets, National Bank of Canada and Nomura act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of June 30, 2026, cash in the amount of $579,229,109 has been segregated as collateral from the broker for swap contracts.

Affiliated holdings are investments in an affiliate of the Fund in which the Fund has ownership of at least 5% of the voting securities. The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Transactions with affiliated companies during the year ended June 30, 2026 were as follows:

Affiliated Holding Name	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 6/30/2026	Value at 6/30/2026	Dividend Income
Curaleaf Holdings, Inc.	$11,160,595	$67,990,159	$(5,567,159)	$1,313,655	$54,184,542	11,940,961	$129,081,792	$—
TerrAscend Corp.	7,338,396	14,545,533	(1,493,663)	(261,781)	8,151,697	41,705,031	28,280,182	—
Trulieve Cannabis Corp.	—	101,919,050	—	—	(1,800,500)	10,185,000	100,118,550	—
Total	$18,498,991	$184,454,742	$(7,060,822)	$1,051,874	$60,535,739	63,830,992	$257,480,524	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments

June 30, 2026

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 97.7%

Commodity Fund — 17.9%
SPDR Gold Shares(a)	16,086	$5,925,761

Equity Fund — 79.8%
iShares Core S&P Small-Cap ETF	22,600	3,351,806
iShares U.S. Technology ETF(b)	26,393	6,657,106
State Street Communication Services Select Sector SPDR ETF	27,906	2,989,570
State Street Consumer Discretionary Select Sector SPDR ETF(b)	54,488	6,390,353
State Street Technology Select Sector SPDR ETF	37,347	7,115,350
Total Equity Fund		26,504,185
Total Exchange Traded Funds (Cost $28,597,561)		32,429,946

MONEY MARKET FUNDS — 20.0%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, Institutional Class, 3.60%(c)(d)	5,867,821	5,867,821
Fidelity Investments Money Market Government Portfolio — Class I, 3.53%(c)	795,972	795,972
Total Money Market Funds (Cost $6,663,793)		6,663,793

Total Investments — 117.7% (Cost $35,261,354)		39,093,739
Liabilities in Excess of Other Assets — (17.7%)		(5,890,599)
Net Assets — 100.0%		$33,203,140

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $5,810,769; the aggregate market value of the collateral held by the fund is $5,867,821.
(c)	Rate shown reflects the 7-day yield as of June 30, 2026.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments (continued)

June 30, 2026

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$32,429,946	$—	$—	$32,429,946
Money Market Funds	6,663,793	—	—	6,663,793
Total	$39,093,739	$—	$—	$39,093,739

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commodity Fund	17.9%
Equity Fund	79.8
Money Market Funds	20.0
Total Investments	117.7
Liabilities in Excess of Other Assets	(17.7)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

June 30, 2026

Investments	Shares	Value
MONEY MARKET FUNDS — 62.6%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 3.54%(a)(b)	1,210,457	$1,210,457
Fidelity Institutional Money Market Government Portfolio — Class III, 3.28%(a)	40,030,452	40,030,452
Total Money Market Funds (Cost $41,240,909)		41,240,909
Total Investments Before Securities Sold, Not Yet Purchased (Cost $41,240,909)		41,240,909

Securities Sold, Not Yet Purchased — (94.3)%(c)

COMMON STOCKS — (94.3)%

Advertising — (1.2)%
WPP PLC (United Kingdom)(d)	(50,000)	(774,500)

Banks — (8.7)%
Bank OZK	(40,000)	(2,083,600)
Preferred Bank/Los Angeles CA	(15,000)	(1,593,900)
Wells Fargo & Co.	(10,000)	(826,400)
Western Alliance Bancorp	(15,000)	(1,233,000)
Total Banks		(5,736,900)

Building Materials — (1.4)%
Builders FirstSource, Inc.(e)	(10,000)	(894,800)

Commercial Services — (19.8)%
ADT, Inc.	(125,000)	(812,500)
Alarm.com Holdings, Inc.(e)	(40,000)	(1,868,800)
Booz Allen Hamilton Holding Corp.	(20,000)	(1,213,400)
CBIZ, Inc.(e)	(30,000)	(962,400)
Covista, Inc.(e)	(12,000)	(1,495,920)
Equifax, Inc.	(8,000)	(1,269,760)
Grand Canyon Education, Inc.(e)	(10,000)	(1,431,100)
Monro, Inc.	(50,000)	(855,500)
Paymentus Holdings, Inc., Class A(e)	(40,000)	(966,400)
TransUnion	(15,000)	(1,082,100)
Verisk Analytics, Inc.	(6,000)	(1,077,180)
Total Commercial Services		(13,035,060)
Investments	Shares	Value
COMMON STOCKS (continued)

Diversified Financial Services — (8.6)%
Ally Financial, Inc.	(35,000)	$(1,608,250)
Jefferies Financial Group, Inc.	(25,000)	(1,249,500)
OneMain Holdings, Inc.	(30,000)	(1,829,100)
Synchrony Financial	(13,000)	(988,650)
Total Diversified Financial Services		(5,675,500)

Electrical Components & Equipment — (1.3)%
Universal Display Corp.	(10,000)	(865,900)

Engineering & Construction — (1.3)%
Exponent, Inc.	(15,000)	(881,400)

Entertainment — (1.5)%
DraftKings, Inc., Class A(e)	(40,000)	(1,010,400)

Forest Products & Paper — (1.2)%
International Paper Co.	(20,000)	(762,000)

Healthcare — Services — (1.4)%
RadNet, Inc.(e)	(15,000)	(925,050)

Insurance — (6.3)%
American International Group, Inc.	(20,000)	(1,490,600)
Prudential Financial, Inc.	(15,000)	(1,618,950)
Prudential PLC (Hong Kong)(d)	(40,000)	(1,072,400)
Total Insurance		(4,181,950)

Internet — (1.5)%
Q2 Holdings, Inc.(e)	(20,000)	(962,000)

Media — (4.8)%
FactSet Research Systems, Inc.	(4,000)	(920,320)
Nexstar Media Group, Inc.	(8,000)	(1,428,720)
Thomson Reuters Corp. (Canada)	(10,000)	(816,700)
Total Media		(3,165,740)

REITS — (9.4)%
Alexandria Real Estate Equities, Inc.	(35,000)	(1,849,750)
American Homes 4 Rent, Class A	(50,000)	(1,676,000)
BXP, Inc.	(15,000)	(994,650)
Invitation Homes, Inc.	(55,000)	(1,661,550)
Total REITS		(6,181,950)

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

June 30, 2026

Investments	Shares	Value
COMMON STOCKS (continued)

Retail — (11.7)%
Asbury Automotive Group, Inc.(e)	(5,000)	$(1,005,400)
Bath & Body Works, Inc.	(50,000)	(1,156,500)
Boot Barn Holdings, Inc.(e)	(5,000)	(821,350)
Carvana Co.(e)	(21,930)	(1,443,433)
Dillard’s, Inc., Class A	(2,000)	(1,056,840)
O’Reilly Automotive, Inc.(e)	(10,000)	(920,900)
Signet Jewelers Ltd.	(15,000)	(1,293,000)
Total Retail		(7,697,423)

Software — (12.9)%
ACI Worldwide, Inc.(e)	(10,000)	(502,900)
Fair Isaac Corp.(e)	(1,000)	(1,194,780)
Global-e Online Ltd. (Israel)(e)	(35,000)	(1,215,550)
Intapp, Inc.(e)	(40,000)	(1,008,400)
Manhattan Associates, Inc.(e)	(10,000)	(1,392,500)
Palantir Technologies, Inc., Class A(e)	(8,666)	(1,011,062)
Paychex, Inc.	(10,000)	(983,300)
Procore Technologies, Inc.(e)	(10,000)	(406,200)
PTC, Inc.(e)	(7,000)	(795,270)
Total Software		(8,509,962)

Venture Capital — (1.3)%
Ares Management Corp., Class A	(8,000)	(890,480)
Total Common Stocks (Cost $(60,093,341))		(62,151,015)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(60,093,341)]		(62,151,015)

Total Investments — (31.7)% (Cost $(18,852,432))		(20,910,106)
Other Assets in Excess of Liabilities — 131.7%		86,798,544
Net Assets — 100.0%		$65,888,438

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of June 30, 2026.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	As of June 30, 2026 cash in the amount of $37,870,975 has been segregated as collateral from the broker for securities sold short.
(d)	American Depositary Receipt.
(e)	Non-income producing security.

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

June 30, 2026

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$41,240,909	$—	$—	$41,240,909

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(62,151,015)	$—	$—	$(62,151,015)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	(1.2)%
Banks	(8.7)
Building Materials	(1.4)
Commercial Services	(19.8)
Diversified Financial Services	(8.6)
Electrical Components & Equipment	(1.3)
Engineering & Construction	(1.3)
Entertainment	(1.5)
Forest Products & Paper	(1.2)
Healthcare — Services	(1.4)
Insurance	(6.3)
Internet	(1.5)
Media	(4.8)
REITS	(9.4)
Retail	(11.7)
Software	(12.9)
Venture Capital	(1.3)
Money Market Funds	62.6
Total Investments	(31.7)
Other Assets in Excess of Liabilities	131.7
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments

June 30, 2026

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 96.8%

Commodity Fund — 1.6%
iShares Gold Trust(a)	18,267	$1,379,341

Debt Fund — 26.9%
iShares Core Universal USD Bond ETF(b)(c)	329,245	15,194,657
iShares MBS ETF	35,720	3,376,254
iShares U.S. Treasury Bond ETF	240,785	5,485,082
Total Debt Fund		24,055,993

Equity Fund — 68.3%
iShares MSCI EAFE ETF(b)	91,569	9,512,188
iShares MSCI Emerging Markets ETF(b)	71,242	4,873,665
iShares Russell Mid-Cap Growth ETF(b)	25,230	3,693,924
iShares U.S. Equity Factor Rotation Active ETF	97,196	6,610,300
State Street SPDR S&P 500 ETF Trust(c)	48,594	36,288,542
Total Equity Fund		60,978,619
Total Exchange Traded Funds (Cost $64,373,014)		86,413,953

MONEY MARKET FUNDS — 6.8%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 3.55%(d)	2,947,621	2,947,621
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, Institutional Class, 3.60%(d)(e)	3,179,925	3,179,925
Total Money Market Funds (Cost $6,127,546)		6,127,546
	Notional Amount	Contracts	Value
PURCHASED PUT OPTION — 0.0%**
SPDR S&P 500 ETF Trust, expiring 09/18/26, Strike Price $595.00 (Cost $47,266)	$12,138,000	204	$36,312

Total Investments Before Written Options — 103.6% (Cost $70,547,826)			92,577,811

WRITTEN CALL OPTION — (0.0)%**
SPDR S&P 500 ETF Trust, expiring 07/17/26, Strike Price $775.00 [Premium Received $(39,947)]	$(24,335,000)	(314)	(12,246)

Total Investments — 103.6% (Cost $70,507,879)			92,565,565
Liabilities in Excess of Other Assets — (3.6%)			(3,278,769)
Net Assets — 100.0%			$89,286,796

**	Less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $13,380,904; the aggregate market value of the collateral held by the fund is $13,694,982. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $10,515,057.
(c)	All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $2,715,978 as of June 30, 2026.
(d)	Rate shown reflects the 7-day yield as of June 30, 2026.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments (continued)

June 30, 2026

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$86,413,953	$—	$—	$86,413,953
Money Market Funds	6,127,546	—	—	6,127,546
Purchased Put Option	36,312	—	—	36,312
Total	$92,577,811	$—	$—	$92,577,811

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Option	$(12,246)	$—	$—	$(12,246)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commodity Fund	1.6%
Debt Fund	26.9
Equity Fund	68.3
Purchased Put Option	0.0 **
Written Call Option	(0.0)**
Money Market Funds	6.8
Total Investments	103.6
Liabilities in Excess of Other Assets	(3.6)
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF

Schedule of Investments

June 30, 2026

Investments	Shares	Value
COMMON STOCKS — 99.1%

Agriculture — 13.4%
Altria Group, Inc.	4,796	$345,072
British American Tobacco PLC (United Kingdom)(a)	5,325	328,872
Philip Morris International, Inc.	1,726	312,251
Total Agriculture		986,195

Beverages — 13.1%
Ambev SA (Brazil)(a)(b)	110,000	345,400
Monster Beverage Corp.(c)	3,600	346,032
Vita Coco Co., Inc. (The)(c)	4,100	271,174
Total Beverages		962,606

Entertainment — 23.1%
Accel Entertainment, Inc.(c)	21,306	268,669
Churchill Downs, Inc.	4,100	367,524
Monarch Casino & Resort, Inc.	3,264	429,575
Rush Street Interactive, Inc.(b)(c)	10,000	297,400
Super Group SGHC Ltd. (Guernsey)(b)	24,500	331,975
Total Entertainment		1,695,143

Food — 4.4%
Smithfield Foods, Inc.	13,300	322,658

Lodging — 3.0%
Melco Resorts & Entertainment Ltd. (Hong Kong)(a)(c)	41,433	218,352

Materials — 5.3%
Alto Ingredients, Inc.(c)	68,000	387,600

REITS — 6.3%
Gaming and Leisure Properties, Inc.	5,800	258,274
VICI Properties, Inc.	7,629	202,550
Total REITS		460,824

Retail — 18.8%
Brinker International, Inc.(b)(c)	2,000	336,000
Casey’s General Stores, Inc.	350	278,176
Starbucks Corp.	3,600	367,884
Victoria’s Secret & Co.(c)	4,800	400,704
Total Retail		1,382,764

Semiconductors — 4.6%
NVIDIA Corp.	1,700	340,153
Investments	Shares	Value
COMMON STOCKS (continued)

Software — 7.1%
GDEV, Inc. (Cyprus)(c)	12,238	$148,936
NetEase, Inc. (China)(a)	2,947	377,629
Total Software		526,565
Total Common Stocks (Cost $6,454,995)		7,282,860

MONEY MARKET FUNDS — 6.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.56%(d)	117,791	117,791
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, Institutional Class, 3.60%(d)(e)	347,370	347,370
Total Money Market Funds (Cost $465,161)		465,161

Total Investments — 105.5% (Cost $6,920,156)		7,748,021
Liabilities in Excess of Other Assets — (5.5%)		(400,853)
Net Assets — 100.0%		$7,347,168

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,281,344; the aggregate market value of the collateral held by the fund is $1,336,341. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $988,971.
(c)	Non-income producing security.
(d)	Rate shown reflects the 7-day yield as of June 30, 2026.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF

Schedule of Investments (continued)

June 30, 2026

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,282,860	$—	$—	$7,282,860
Money Market Funds	465,161	—	—	465,161
Total	$7,748,021	$—	$—	$7,748,021

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	13.4%
Beverages	13.1
Energy — Alternate Sources	5.3
Entertainment	23.1
Food	4.4
Lodging	3.0
REITS	6.3
Retail	18.8
Semiconductors	4.6
Software	7.1
Money Market Funds	6.4
Total Investments	105.5
Liabilities in Excess of Other Assets	(5.5)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

June 30, 2026

	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Dorsey Wright FSM All Cap World ETF	AdvisorShares Dorsey Wright FSM US Core ETF	AdvisorShares Dorsey Wright Short ETF
ASSETS
Investments, at Cost	$39,657,374	$82,008,311	$122,581,053	$8,955,640
Total Cost of Investments	39,657,374	82,008,311	122,581,053	8,955,640
Investments, at Market Value (including securities on loan) (Note 2)(a)(b)	45,359,553	96,640,547	133,177,665	8,955,640
Total Market Value of Investments	45,359,553	96,640,547	133,177,665	8,955,640
Cash	1,994	—	—	12,969,170	(d)
Dividends and Interest Receivable	111,824	3,538	5,565	63,149
Reclaim Receivable	27,016	—	—	—
Prepaid Expenses	3,704	1,955	1,285	1,112
Total Assets	45,504,091	96,646,040	133,184,515	21,989,071
LIABILITIES
Cash collateral for securities on loan(b)	3,643,757	2,228,588	2,639,176	—
Advisory Fees Payable	27,818	58,295	80,547	2,502
Accounting & Administration Fees Payable	54,825	54,206	54,627	55,862
Audit & Tax Fees Payable	19,900	19,700	19,700	20,000
Trustee Fees Payable	2,034	2,101	2,139	1,930
Securities Sold, Not Yet Purchased(c)	—	—	—	11,076,056
Custody Fees Payable	5,562	9,186	10,487	1,573
Legal Fees Payable	791	980	1,495	380
Reports to Shareholders Fees Payable	681	1,129	1,407	310
CCO Fees Payable	309	478	610	49
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	—	20,129
Accrued Expenses	4,446	6,621	6,733	1,063
Total Liabilities	3,760,123	2,381,284	2,816,921	11,179,854
NET ASSETS	$41,743,968	$94,264,756	$130,367,594	$10,809,217
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$87,182,109	$101,288,737	$121,084,160	$103,077,708
Total Distributable Earnings/Accumulated (Loss)	(45,438,141)	(7,023,981)	9,283,434	(92,268,491)
NET ASSETS	$41,743,968	$94,264,756	$130,367,594	$10,809,217
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	505,000	1,845,000	2,050,000	1,720,000
Net Asset Value (NAV) Per Share	$82.66	$51.09	$63.59	$6.28

(a) Market value of securities on loan	$3,571,510	$2,739,053	$2,811,206	$—
(b) Non-cash collateral for securities on loan	$19,387	$543,958	$173,123	$—
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$—	$13,107,762

(d)	Includes $11,345,047 of cash segregated at the custodian for securities held short

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

June 30, 2026

	AdvisorShares Focused Equity ETF	AdvisorShares Gerber Kawasaki ETF	AdvisorShares Hotel ETF	AdvisorShares HVAC and Industrials ETF
ASSETS
Investments, at Cost	$120,321,738	$19,887,091	$2,790,380	$14,353,875
Total Cost of Investments	120,321,738	19,887,091	2,790,380	14,353,875
Investments, at Market Value (including securities on loan) (Note 2)(a)	132,511,134	31,957,843	3,018,397	16,407,636
Total Market Value of Investments	132,511,134	31,957,843	3,018,397	16,407,636
Cash	—	3,166	—	—
Capital Shares Receivable	—	—	—	1,257,396
Dividends and Interest Receivable	57,811	7,095	12,324	2,688
Receivable from Securities Sold	—	—	16,761	29,591
Reclaim Receivable	—	2,390	—	—
Due from Investment Advisor	—	—	7,616	—
Prepaid Expenses	2,121	217	4,200	20
Total Assets	132,571,066	31,970,711	3,059,298	17,697,331
LIABILITIES
Securities Purchased Payable	—	—	—	1,282,754
Advisory Fees Payable	58,733	7,134	—	2,671
Accounting & Administration Fees Payable	60,735	54,738	54,735	25,231
Audit & Tax Fees Payable	20,000	20,000	19,700	19,700
Trustee Fees Payable	2,593	1,978	1,888	1,865
Custody Fees Payable	12,077	3,328	825	1,016
Legal Fees Payable	3,402	2,661	131	15,083
Exchange Listing Fees Payable	—	—	—	792
Reports to Shareholders Fees Payable	5,242	623	124	1,055
CCO Fees Payable	1,059	139	10	28
Accrued Expenses	9,365	1,569	221	982
Total Liabilities	173,206	92,170	77,634	1,351,177
NET ASSETS	$132,397,860	$31,878,541	$2,981,664	$16,346,154
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$117,890,361	$28,668,682	$3,941,468	$14,983,135
Total Distributable Earnings/Accumulated (Loss)	14,507,499	3,209,859	(959,804)	1,363,019
NET ASSETS	$132,397,860	$31,878,541	$2,981,664	$16,346,154
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	1,940,000	1,075,000	80,000	390,000
Net Asset Value (NAV) Per Share	$68.25	$29.65	$37.27	$41.91

(a) Market value of securities on loan	$4,220,516	$1,146,782	$—	$—
(b) Non-cash collateral for securities on loan	$4,426,867	$1,195,689	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

June 30, 2026

	AdvisorShares Insider Advantage ETF	AdvisorShares MSOS Daily Leveraged ETF(1)	AdvisorShares Psychedelics ETF	AdvisorShares Pure Cannabis ETF
ASSETS
Investments, at Cost	$46,380,465	$2,280,288	$32,493,528	$50,594,571
Investments in Affiliates, at Cost (Note 8)	—	368	1,617,287	6,587,664
Total Cost of Investments	46,380,465	2,280,656	34,110,815	57,182,235
Investments, at Market Value (including securities on loan) (Note 2)(a)	56,728,261	2,280,288	44,556,601	27,714,117
Investments in Affiliates, at Market Value (Note 8)	—	508	1,206,266	7,865,491
Total Market Value of Investments	56,728,261	2,280,796	45,762,867	35,579,608
Cash	259,685	—	—	66,870
Cash collateral held at brokers	—	55,830,545	—	—
Due from Broker	—	9,689,221	—	—
Unrealized Appreciation on OTC Swap Contracts	—	1,618,231	—	—
Dividends and Interest Receivable	13,430	125,732	4,845	6,821
Receivable from Securities Sold	—	—	—	962,380
Capital Shares Receivable	—	—	2,962,024	—
Reclaim Receivable	691	—	—	—
Due from Investment Advisor	—	—	—	682
Prepaid Expenses	1,525	3,764	4,830	1,900
Total Assets	57,003,592	69,548,289	48,734,566	36,618,261
LIABILITIES
Cash collateral for securities on loan(b)	332,225	—	1,378,957	829,963
Advisory Fees Payable	30,009	40,267	17,070	—
Accounting & Administration Fees Payable	54,285	61,164	54,824	54,681
Audit & Tax Fees Payable	19,900	20,000	19,700	20,500
Trustee Fees Payable	2,061	2,018	1,894	2,068
Payable for Securities Purchased	—	—	2,825,345	1,431,775
Custody Fees Payable	7,598	4,159	2,627	2,679
Legal Fees Payable	547	1,245	551	1,009
Reports to Shareholders Fees Payable	711	1,359	2,365	15,074
CCO Fees Payable	279	140	63	196
Due to Custodian – Foreign Currency	—	—	—	3
Accrued Expenses	4,659	2,973	1,297	2,166
Total Liabilities	452,274	133,325	4,304,693	2,360,114
NET ASSETS	$56,551,318	$69,414,964	$44,429,873	$34,258,147
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$59,360,103	$204,531,646	$45,001,659	$302,661,413
Total Distributable Earnings/Accumulated (Loss)	(2,808,785)	(135,116,682)	(571,786)	(268,403,266)
NET ASSETS	$56,551,318	$69,414,964	$44,429,873	$34,258,147
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	380,000	20,668,475	1,874,976	11,720,000
Net Asset Value (NAV) Per Share	$148.82	$3.36	$23.70	$2.92

(a) Market value of securities on loan	$10,205,403	$—	$8,814,912	$979,372
(b) Non-cash collateral for securities on loan	$10,094,886	$—	$7,898,472	$260,666

(1)	Formerly known as AdvisorShares MSOS 2X Daily ETF.
(a)	Market value of securities on loan
(b)	Non-cash collateral for securities on loan

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

June 30, 2026

	AdvisorShares Pure US Cannabis ETF	AdvisorShares Q Dynamic Growth ETF	AdvisorShares Ranger Equity Bear ETF
ASSETS
Investments, at Cost	$82,492,414	$35,261,354	$41,240,909
Investments in Affiliates, at Cost (Note 8)	281,591,019	—	—
Total Cost of Investments	364,083,433	35,261,354	41,240,909
Investments, at Market Value (including securities on loan) (Note 2)(a)	73,686,159	39,093,739	41,240,909
Investments in Affiliates, at Market Value (Note 8)	257,480,524	—	—
Total Market Value of Investments	331,166,683	39,093,739	41,240,909
Cash	—	430	50,538,671	(c)
Cash collateral held at brokers	579,229,109	—	37,870,975
Due from Broker	37,483,457	—	—
Unrealized Appreciation on OTC Swap Contracts	117,679,242	—	—
Dividends and Interest Receivable	1,568,697	2,523	286,573
Receivable from Securities Sold	—	14,857,119	2,038,217
Capital Shares Receivable	—	9,660,257	—
Prepaid Expenses	16,884	2,044	1,200
Total Assets	1,067,144,072	63,616,112	131,976,545
LIABILITIES
Unrealized Depreciation on OTC Swap Contracts	9,179,806	—	—
Cash collateral for securities on loan	1,000	5,867,821	—
Due to custodian	173,168	—	—
Advisory Fees Payable	504,188	15,639	82,295
Accounting & Administration Fees Payable	267,487	54,947	55,096
Audit & Tax Fees Payable	20,500	20,000	20,500
Trustee Fees Payable	3,008	2,003	1,913
Securities Sold, Not Yet Purchased(b)	—	—	62,151,015
Payable for Securities Purchased	9,453,750	14,679,285	3,700,732
Capital Shares Payable	—	9,765,611	—
Custody Fees Payable	55,039	4,168	6,991
Legal Fees Payable	3,785	—	359
Reports to Shareholders Fees Payable	21,464	698	1,345
CCO Fees Payable	3,634	193	464
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	60,075
Accrued Expenses	49,751	2,607	7,322
Total Liabilities	19,736,580	30,412,972	66,088,107
NET ASSETS	$1,047,407,492	$33,203,140	$65,888,438
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$3,040,525,586	$31,924,652	$480,083,438
Total Distributable Earnings/Accumulated (Loss)	(1,993,118,094)	1,278,488	(414,195,000)
NET ASSETS	$1,047,407,492	$33,203,140	$65,888,438
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	205,720,000	680,000	3,987,500
Net Asset Value (NAV) Per Share	$5.09	$48.83	$16.52

(a) Market value of securities on loan	$1,000	$5,810,769	$—
(b) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$60,093,341

(c)	Includes segregated cash of $41,418,375

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

June 30, 2026

	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares Vice ETF
ASSETS
Investments, at Cost	$70,547,826	$6,920,156
Total Cost of Investments	70,547,826	6,920,156
Investments, at Market Value (including securities on loan) (Note 2)(a)	92,577,811	7,748,021
Total Market Value of Investments	92,577,811	7,748,021
Dividends and Interest Receivable	103,306	15,767
Reclaim Receivable	—	2,494
Due from Investment Advisor	—	4,083
Prepaid Expenses	2,607	4,306
Total Assets	92,683,724	7,774,671
LIABILITIES
Cash collateral for securities on loan(b)	3,179,925	347,370
Advisory Fees Payable	61,484	—
Accounting & Administration Fees Payable	56,644	54,708
Audit & Tax Fees Payable	20,950	19,700
Trustee Fees Payable	2,146	1,906
Options Written, at value(c)	12,246	—
Custody Fees Payable	6,097	1,974
Legal Fees Payable	706	220
Reports to Shareholders Fees Payable	1,195	547
CCO Fees Payable	433	41
Due to Broker	50,695	—
Accrued Expenses	4,407	1,037
Total Liabilities	3,396,928	427,503
NET ASSETS	$89,286,796	$7,347,168
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$69,872,142	$7,590,031
Total Distributable Earnings/Accumulated (Loss)	19,414,654	(242,863)
NET ASSETS	$89,286,796	$7,347,168
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	1,700,000	220,000
Net Asset Value (NAV) Per Share	$52.52	$33.40

(a) Market value of securities on loan	$13,380,904	$1,281,344
(b) Non-cash collateral for securities on loan	$10,515,057	$988,971
(c) Premiums received for options written	$39,947	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

Year Ended June 30, 2026

	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Dorsey Wright FSM All Cap World ETF	AdvisorShares Dorsey Wright FSM US Core ETF	AdvisorShares Dorsey Wright Short ETF
INVESTMENT INCOME:
Dividend Income	$974,828	$1,479,358	$896,858	$608,257
Interest Income	—	—	—	96,239
Securities lending income (Net) (Note 2)	30,025	54,000	69,823	—
Foreign withholding tax	(95,299)	—	—	—
Total Investment Income	909,554	1,533,358	966,681	704,496

EXPENSES:
Advisory Fees	347,331	647,112	898,855	82,666
Accounting & Administration Fees	72,495	65,950	66,226	72,845
Audit & Tax Fees	19,950	20,050	20,050	20,650
Legal Fees	7,813	12,578	18,785	2,421
Exchange Listing Fees	4,000	4,000	4,000	4,000
Custody Fees	4,200	6,522	9,067	—
Report to Shareholders Fees	6,549	5,546	5,064	3,204
Trustee Fees	8,586	9,386	10,177	7,662
CCO Fees	3,070	5,688	7,896	712
Transfer Agent Fees	3,474	6,472	8,989	827
Insurance Fees	1,664	3,568	4,918	541
Registration Fees	1,815	—	—	197
Dividend Expense	—	—	—	227,404
Miscellaneous Fees	2,494	4,594	4,497	692
Total Expenses	483,441	791,466	1,058,524	423,821
Advisory Fees Waived/Recoupment	25,979	—	—	(58,641)
Net Expenses	509,420	791,466	1,058,524	365,180
Net Investment Income (Loss)	400,134	741,892	(91,843)	339,316

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	2,512,225	(2,310,318)	(32,583)	—
Investments in Affiliates	—	694,948	—	—
In-Kind Redemptions	3,740,285	8,749,116	25,060,139	—
In-Kind Redemptions in Affiliates	—	7,214	—	—
Short Sales	—	—	—	(740,580)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,693,559)	10,084,503	1,597,135	—
Investments in Affiliates	—	(720,531)	—	—
Short Sales	—	—	—	(997,557)
Net Realized and Unrealized Gain (Loss)	1,558,951	16,504,932	26,624,691	(1,738,137)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,959,085	$17,246,824	$26,532,848	$(1,398,821)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

Year Ended June 30, 2026

	AdvisorShares Focused Equity ETF	AdvisorShares Gerber Kawasaki ETF	AdvisorShares Hotel ETF	AdvisorShares HVAC and Industrials ETF
INVESTMENT INCOME:
Dividend Income	$1,570,678	$156,629	$52,647	$37,684
Securities lending income (Net) (Note 2)	1,691	906	50	—
Foreign withholding tax	—	(464)	—	(15)
Total Investment Income	1,572,369	157,071	52,697	37,669

EXPENSES:
Advisory Fees	1,126,860	208,117	14,251	35,617
Accounting & Administration Fees	81,385	71,706	74,709	27,243
Audit & Tax Fees	20,350	20,650	20,050	16,427
Legal Fees	29,332	16,038	758	27,078
Exchange Listing Fees	9,250	9,250	9,250	9,250
Custody Fees	12,294	3,386	915	—
Report to Shareholders Fees	23,610	3,324	1,684	1,994
Trustee Fees	11,858	7,868	7,432	6,370
CCO Fees	11,989	1,652	140	—
Transfer Agent Fees	12,966	2,081	178	445
Insurance Fees	7,410	1,087	129	—
Registration Fees	2,368	49	—	129
Organizational Fees	—	—	—	6,391
Miscellaneous Fees	6,737	1,027	245	183
Total Expenses	1,356,409	346,235	129,741	131,127
Advisory Fees Waived/Recoupment	(229,549)	(138,117)	(14,251)	(35,617)
Expense Reimbursement	—	—	(91,976)	(36,742)
Net Expenses	1,126,860	208,118	23,514	58,768
Net Investment Income (Loss)	445,509	(51,047)	29,183	(21,099)

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	4,467,938	1,454,030	(3,441)	(691,480)
In-Kind Redemptions	11,904,505	578,232	542,642	839,257
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(21,450,109)	4,200,259	(140,105)	1,951,855
Net Realized and Unrealized Gain (Loss)	(5,077,666)	6,232,521	399,096	2,099,632
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,632,157)	$6,181,474	$428,279	$2,078,533

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

Year Ended June 30, 2026

	AdvisorShares Insider Advantage ETF	AdvisorShares MSOS Daily Leveraged ETF(1)	AdvisorShares Psychedelics ETF	AdvisorShares Pure Cannabis ETF
INVESTMENT INCOME:
Dividend Income	$645,509	$1,276,876	$40,289	$23,500
Securities lending income (Net) (Note 2)	8,017	—	60,563	53,915
Foreign withholding tax	3,459	—	—	—
Total Investment Income	656,985	1,276,876	100,852	77,415

EXPENSES:
Advisory Fees	346,384	413,420	124,333	223,248
Accounting & Administration Fees	71,486	80,516	75,886	72,598
Audit & Tax Fees	19,950	20,650	20,050	21,150
Legal Fees	7,168	10,501	6,018	7,292
Exchange Listing Fees	9,250	9,250	9,250	9,250
Custody Fees	6,872	4,330	3,071	3,569
Report to Shareholders Fees	4,463	8,845	12,939	52,634
Trustee Fees	8,570	8,406	7,839	8,295
CCO Fees	3,162	2,796	1,220	2,410
Transfer Agent Fees	3,711	3,648	1,554	2,791
Insurance Fees	2,044	2,113	653	1,738
Registration Fees	—	4,208	209	45
Miscellaneous Fees	3,158	1,462	537	1,356
Total Expenses	486,218	570,145	263,559	406,376
Advisory Fees Waived/Recoupment	(40,868)	(108,087)	(58,410)	(223,248)
Expense Reimbursement	—	—	—	(8,537)
Net Expenses	445,350	462,058	205,149	174,591
Net Investment Income (Loss)	211,635	814,818	(104,297)	(97,176)

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	2,786,115	—	664,220	(15,077,921)
Investments in Affiliates	—	—	(84,220)	(22,898,444)
In-Kind Redemptions	235,551	—	—	1,447,790
In-Kind Redemptions in Affiliates	—	—	—	1,105,176
Swaps	—	(13,966,814)	—	—
Foreign Currency Transactions	—	—	—	(301)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	9,332,697	—	13,965,591	17,616,168
Investments in Affiliates	—	140	(914,376)	31,056,698
Swaps	—	1,682,794	—	—
Net Realized and Unrealized Gain (Loss)	12,354,363	(12,283,880)	13,631,215	13,249,166
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,565,998	$(11,469,062)	$13,526,918	$13,151,990

(1)	Formerly known as AdvisorShares MSOS 2X Daily ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

Year Ended June 30, 2026

	AdvisorShares Pure US Cannabis ETF	AdvisorShares Q Dynamic Growth ETF	AdvisorShares Ranger Equity Bear ETF
INVESTMENT INCOME:
Dividend Income	$17,336,126	$208,161	$960,060
Interest Income	—	—	2,737,463
Securities lending income (Net) (Note 2)	4,711	10,964	—
Total Investment Income	17,340,837	219,125	3,697,523

EXPENSES:
Advisory Fees	4,847,436	342,074	917,191
Accounting & Administration Fees	304,520	71,905	67,067
Audit & Tax Fees	21,150	20,350	20,750
Legal Fees	100,329	6,818	9,141
Exchange Listing Fees	6,013	9,250	9,250
Custody Fees	61,450	2,681	3,962
Report to Shareholders Fees	107,308	7,331	5,064
Trustee Fees	23,751	8,147	8,323
CCO Fees	48,634	1,984	4,115
Transfer Agent Fees	60,599	2,373	4,586
Insurance Fees	30,185	1,085	2,661
Registration Fees	9,451	—	—
Dividend Expense	—	—	851,752
Miscellaneous Fees	24,122	13,636	4,586
Total Expenses	5,644,948	487,634	1,908,448
Advisory Fees Waived/Recoupment	167,997	(28,990)	—
Net Expenses	5,812,945	458,644	1,908,448
Net Investment Income (Loss)	11,527,892	(239,519)	1,789,075

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(3,300,199)	387,892	(3,035,024)
Investments in Affiliates	(1,446,262)	—	—
In-Kind Redemptions	954,151	7,424,134	—
In-Kind Redemptions in Affiliates	2,498,136	—	—
Swaps	201,317,543	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,658,650)	(297,711)	—
Investments in Affiliates	60,535,739	—	—
Short Sales	—	—	1,013,341
Swaps	110,631,525	—	—
Net Realized and Unrealized Gain (Loss)	369,531,983	7,514,315	(2,021,683)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$381,059,875	$7,274,796	$(232,608)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

Year Ended June 30, 2026

	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares Vice ETF
INVESTMENT INCOME:
Dividend Income	$1,662,956	$158,533
Securities lending income (Net) (Note 2)	27,467	9,498
Foreign withholding tax	—	(2,285)
Total Investment Income	1,690,423	165,746

EXPENSES:
Advisory Fees	649,517	44,296
Accounting & Administration Fees	74,476	75,396
Audit & Tax Fees	20,950	20,050
Legal Fees	11,662	1,758
Exchange Listing Fees	9,250	9,250
Custody Fees	5,693	2,052
Report to Shareholders Fees	10,225	4,332
Trustee Fees	9,225	7,560
CCO Fees	4,794	495
Transfer Agent Fees	5,732	554
Insurance Fees	2,891	630
Miscellaneous Fees	2,255	979
Total Expenses	806,670	167,352
Expense Reimbursement	—	(94,263)
Net Expenses	806,670	73,089
Net Investment Income (Loss)	883,753	92,657

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	172,351	(94,840)
In-Kind Redemptions	66,526	26,687
Short Sales	—	6
Options Written	(171,560)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	9,831,471	(148,625)
Options Written	141,077	—
Net Realized and Unrealized Gain (Loss)	10,039,865	(216,772)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,923,618	$(124,115)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Dorsey Wright ADR ETF		AdvisorShares Dorsey Wright FSM All Cap World ETF
	Year ended June 30, 2026	Year ended June 30, 2025	Year ended June 30, 2026	Year ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$400,134	$283,243	$741,892	$420,184
Net Realized Gain (Loss)	6,252,510	3,767,908	7,140,960	6,699,324
Net Change in Unrealized Appreciation (Depreciation)	(4,693,559)	2,924,678	9,363,972	(2,263,424)
Net Increase (Decrease) In Net Assets Resulting From Operations	1,959,085	6,975,829	17,246,824	4,856,084
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(359,877)	(272,179)	(641,547)	—
Total Distributions	(359,877)	(272,179)	(641,547)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	5,522,372	20,391,935	90,376,606	2,616,868
Value of Shares Redeemed	(12,243,580)	(5,904,927)	(94,835,725)	(5,329,764)
Net Increase (Decrease) From Capital Stock Transactions	(6,721,208)	14,487,008	(4,459,119)	(2,712,896)
Net Increase (Decrease) in Net Assets	(5,122,000)	21,190,658	12,146,158	2,143,188
Net Assets:
Beginning of Year/Period	46,865,968	25,675,310	82,118,598	79,975,410
End of Year/Period	$41,743,968	$46,865,968	$94,264,756	$82,118,598
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	595,000	415,000	1,975,000	2,045,000
Shares Sold	60,000	270,000	2,020,000	65,000
Shares Repurchased	(150,000)	(90,000)	(2,150,000)	(135,000)
Shares Outstanding, End of Year/Period	505,000	595,000	1,845,000	1,975,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Dorsey Wright FSM US Core ETF		AdvisorShares Dorsey Wright Short ETF
	Year ended June 30, 2026	Year ended June 30, 2025	Year ended June 30, 2026	Year ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(91,843)	$365,416	$339,316	$533,425
Net Realized Gain (Loss)	25,027,556	26,247,254	(740,580)	296,905
Net Change in Unrealized Appreciation (Depreciation)	1,597,135	(16,255,840)	(997,557)	(138,955)
Net Increase (Decrease) In Net Assets Resulting From Operations	26,532,848	10,356,830	(1,398,821)	691,375
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(34,599)	(209,381)	(770,185)	(744,087)
Total Distributions	(34,599)	(209,381)	(770,185)	(744,087)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	196,615,466	113,890,218	6,504,521	13,521,791
Value of Shares Redeemed	(209,113,490)	(119,610,528)	(6,039,524)	(11,944,974)
Net Increase (Decrease) From Capital Stock Transactions	(12,498,024)	(5,720,310)	464,997	1,576,817
Net Increase (Decrease) in Net Assets	14,000,225	4,427,139	(1,704,009)	1,524,105
Net Assets:
Beginning of Year/Period	116,367,369	111,940,230	12,513,226	10,989,121
End of Year/Period	$130,367,594	$116,367,369	$10,809,217	$12,513,226
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,290,000	2,390,000	1,690,000	1,465,000
Shares Sold	3,400,000	2,405,000	975,000	1,805,000
Shares Repurchased	(3,640,000)	(2,505,000)	(945,000)	(1,580,000)
Shares Outstanding, End of Year/Period	2,050,000	2,290,000	1,720,000	1,690,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Focused Equity ETF		AdvisorShares Gerber Kawasaki ETF
	Year ended June 30, 2026	Year ended June 30, 2025	Year ended June 30, 2026	Year ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$445,509	$833,949	$(51,047)	$28,375
Net Realized Gain (Loss)	16,372,443	1,760,335	2,032,262	141,424
Net Change in Unrealized Appreciation (Depreciation)	(21,450,109)	17,775,171	4,200,259	2,346,080
Net Increase (Decrease) In Net Assets Resulting From Operations	(4,632,157)	20,369,455	6,181,474	2,515,879
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(571,581)	(1,047,338)	(23,483)	—
Total Distributions	(571,581)	(1,047,338)	(23,483)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	1,701,299	28,490,901	2,155,868	946,161
Value of Shares Redeemed	(56,516,949)	(9,590,748)	(1,829,506)	(560,263)
Net Increase (Decrease) From Capital Stock Transactions	(54,815,650)	18,900,153	326,362	385,898
Net Increase (Decrease) in Net Assets	(60,019,388)	38,222,270	6,484,353	2,901,777
Net Assets:
Beginning of Year/Period	192,417,248	154,194,978	25,394,188	22,492,411
End of Year/Period	$132,397,860	$192,417,248	$31,878,541	$25,394,188
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,750,000	2,480,000	1,065,000	1,045,000
Shares Sold	25,000	415,000	80,000	45,000
Shares Repurchased	(835,000)	(145,000)	(70,000)	(25,000)
Shares Outstanding, End of Year/Period	1,940,000	2,750,000	1,075,000	1,065,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Hotel ETF		AdvisorShares HVAC and Industrials ETF
	Year ended June 30, 2026	Year ended June 30, 2025	Year ended June 30, 2026	For the period February 3, 2025* to June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$29,183	$35,191	$(21,099)	$2,001
Net Realized Gain (Loss)	539,201	89,631	147,777	(15,410)
Net Change in Unrealized Appreciation (Depreciation)	(140,105)	116,376	1,951,855	101,906
Net Increase (Decrease) In Net Assets Resulting From Operations	428,279	241,198	2,078,533	88,497
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(42,424)	—	(8,834)	—
Total Distributions	(42,424)	—	(8,834)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	2,453,954	—	16,809,611	1,024,610
Value of Shares Redeemed	(2,538,843)	(932,272)	(3,646,263)	—
Net Increase (Decrease) From Capital Stock Transactions	(84,889)	(932,272)	13,163,348	1,024,610
Net Increase (Decrease) in Net Assets	300,966	(691,074)	15,233,047	1,113,107
Net Assets:
Beginning of Year/Period	2,680,698	3,371,772	1,113,107	—
End of Year/Period	$2,981,664	$2,680,698	$16,346,154	$1,113,107
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	85,000	120,000	40,000	—
Shares Sold	70,000	—	455,000	40,000
Shares Repurchased	(75,000)	(35,000)	(105,000)	—
Shares Outstanding, End of Year/Period	80,000	85,000	390,000	40,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Insider Advantage ETF		AdvisorShares MSOS Daily Leveraged ETF(1)(2)
	Year ended June 30, 2026	Year ended June 30, 2025	Year ended June 30, 2026	Year ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$211,635	$360,219	$814,818	$1,127,253
Net Realized Gain (Loss)	3,021,666	4,432,610	(13,966,814)	(83,983,854)
Net Change in Unrealized Appreciation (Depreciation)	9,332,697	(2,393,644)	1,682,934	334,950
Net Increase (Decrease) In Net Assets Resulting From Operations	12,565,998	2,399,185	(11,469,062)	(82,521,651)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(489,679)	(318,213)	—	—
Total Distributions	(489,679)	(318,213)	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	—	82,819,890	33,744,272
Value of Shares Redeemed	(2,480,328)	(2,244,017)	(12,264,986)	(159,051)
Net Increase (Decrease) From Capital Stock Transactions	(2,480,328)	(2,244,017)	70,554,904	33,585,221
Net Increase (Decrease) in Net Assets	9,595,991	(163,045)	59,085,842	(48,936,430)
Net Assets:
Beginning of Year/Period	46,955,327	47,118,372	10,329,122	59,265,552
End of Year/Period	$56,551,318	$46,955,327	$69,414,964	$10,329,122
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	400,000	420,000	3,688,475	1,056,750
Shares Sold	—	—	20,200,000	2,635,250
Shares Repurchased	(20,000)	(20,000)	(3,220,000)	(3,525)
Shares Outstanding, End of Year/Period	380,000	400,000	20,668,475	3,688,475

(1)	Formerly known as AdvisorShares MSOS 2X Daily ETF.
(2)	After the close of business on November 25, 2024, the Fund underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 of the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Psychedelics ETF(1)		AdvisorShares Pure Cannabis ETF
	Year ended June 30, 2026	Year ended June 30, 2025	Year ended June 30, 2026	Year ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(104,297)	$203,399	$(97,176)	$284,868
Net Realized Gain (Loss)	580,000	(278,774)	(35,423,700)	(25,093,453)
Net Change in Unrealized Appreciation (Depreciation)	13,051,215	3,360,328	48,672,866	6,145,704
Net Increase (Decrease) In Net Assets Resulting From Operations	13,526,918	3,284,953	13,151,990	(18,662,881)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(1,709,408)	(225,488)	—	(520,020)
Total Distributions	(1,709,408)	(225,488)	—	(520,020)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	22,262,475	6,541,703	2,432,974	361,507
Value of Shares Redeemed	—	(4,869,820)	(5,976,274)	—
Net Increase (Decrease) From Capital Stock Transactions	22,262,475	1,671,883	(3,543,300)	361,507
Net Increase (Decrease) in Net Assets	34,079,985	4,731,348	9,608,690	(18,821,394)
Net Assets:
Beginning of Year/Period	10,349,888	5,618,540	24,649,457	43,470,851
End of Year/Period	$44,429,873	$10,349,888	$34,258,147	$24,649,457
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	749,976	580,000	13,015,000	12,840,000
Shares Sold	1,125,000	505,000	600,000	175,000
Shares Repurchased	—	(335,024)	(1,895,000)	—
Shares Outstanding, End of Year/Period	1,874,976	749,976	11,720,000	13,015,000

(1)	After the close of business on September 9, 2024, the Fund underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 of the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Pure US Cannabis ETF		AdvisorShares Q Dynamic Growth ETF
	Year ended June 30, 2026	Year ended June 30, 2025	Year ended June 30, 2026	Year ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$11,527,892	$19,003,384	$(239,519)	$(140,039)
Net Realized Gain (Loss)	200,023,369	(617,326,479)	7,812,026	2,387,519
Net Change in Unrealized Appreciation (Depreciation)	169,508,614	(50,972,985)	(297,711)	1,036,243
Net Increase (Decrease) In Net Assets Resulting From Operations	381,059,875	(649,296,080)	7,274,796	3,283,723
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	—	—	—	—
Total Distributions	—	—	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	397,981,814	94,491,380	51,197,170	9,930,872
Value of Shares Redeemed	(46,437,340)	(19,058,409)	(50,635,957)	(13,572,492)
Net Increase (Decrease) From Capital Stock Transactions	351,544,474	75,432,971	561,213	(3,641,620)
Net Increase (Decrease) in Net Assets	732,604,349	(573,863,109)	7,836,009	(357,897)
Net Assets:
Beginning of Year/Period	314,803,143	888,666,252	25,367,131	25,725,028
End of Year/Period	$1,047,407,492	$314,803,143	$33,203,140	$25,367,131
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	132,125,000	121,495,000	655,000	760,000
Shares Sold	85,180,000	16,480,000	1,145,000	280,000
Shares Repurchased	(11,585,000)	(5,850,000)	(1,120,000)	(385,000)
Shares Outstanding, End of Year/Period	205,720,000	132,125,000	680,000	655,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Ranger Equity Bear ETF
	Year ended June 30, 2026	Year ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$1,789,075	$2,205,222
Net Realized Gain (Loss)	(3,035,024)	(8,128,552)
Net Change in Unrealized Appreciation (Depreciation)	1,013,341	(3,635,847)
Net Increase (Decrease) In Net Assets Resulting From Operations	(232,608)	(9,559,177)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(1,991,450)	(3,798,221)
Total Distributions	(1,991,450)	(3,798,221)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	106,161,343	57,396,887
Value of Shares Redeemed	(83,643,571)	(66,209,883)
Net Increase (Decrease) From Capital Stock Transactions	22,517,772	(8,812,996)
Net Increase (Decrease) in Net Assets	20,293,714	(22,170,394)
Net Assets:
Beginning of Year/Period	45,594,724	67,765,118
End of Year/Period	$65,888,438	$45,594,724
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,697,500	3,282,500
Shares Sold	6,155,000	3,110,000
Shares Repurchased	(4,865,000)	(3,695,000)
Shares Outstanding, End of Year/Period	3,987,500	2,697,500

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares STAR Global Buy-Write ETF		AdvisorShares Vice ETF
	Year ended June 30, 2026	Year ended June 30, 2025	Year ended June 30, 2026	Year ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$883,753	$835,225	$92,657	$54,727
Net Realized Gain (Loss)	67,317	1,227,218	(68,147)	1,015,347
Net Change in Unrealized Appreciation (Depreciation)	9,972,548	4,673,851	(148,625)	280,577
Net increase from payment from affiliates	—	—	—	15,322 (1)
Net Increase (Decrease) In Net Assets Resulting From Operations	10,923,618	6,736,294	(124,115)	1,365,973
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(1,004,935)	(673,294)	(55,937)	(102,755)
Total Distributions	(1,004,935)	(673,294)	(55,937)	(102,755)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	13,702,767	3,945,976	349,180	—
Value of Shares Redeemed	(241,436)	(5,641,525)	(173,992)	(950,067)
Net Increase (Decrease) From Capital Stock Transactions	13,461,331	(1,695,549)	175,188	(950,067)
Net Increase (Decrease) in Net Assets	23,380,014	4,367,451	(4,864)	313,151
Net Assets:
Beginning of Year/Period	65,906,782	61,539,331	7,352,032	7,038,881
End of Year/Period	$89,286,796	$65,906,782	$7,347,168	$7,352,032
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	1,430,000	1,470,000	215,000	245,000
Shares Sold	275,000	90,000	10,000	—
Shares Repurchased	(5,000)	(130,000)	(5,000)	(30,000)
Shares Outstanding, End of Year/Period	1,700,000	1,430,000	220,000	215,000

(1)	During the year ended June 30, 2025, the Advisor agreed to reimburse AdvisorShares Vice ETF $15,322 for a loss due to a trade executed incorrectly.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

	Years Ended June 30,
AdvisorShares Dorsey Wright ADR ETF	2026	2025	2024	2023	2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$78.77	$61.87	$49.55	$48.48	$66.54
Investment Operations
Net Investment Income(1)	0.74	0.65	0.68	1.22	1.62
Net Realized and Unrealized Gain (Loss)	3.84	16.84	12.47	0.97	(18.48)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	4.58	17.49	13.15	2.19	(16.86)
Distributions from Net Investment Income	(0.69)	(0.59)	(0.83)	(1.12)	(1.20)
Total Distributions	(0.69)	(0.59)	(0.83)	(1.12)	(1.20)
Net Asset Value, End of Year/Period	$82.66	$78.77	$61.87	$49.55	$48.48
Market Value, End of Year/Period	$82.12	$78.65	$61.79	$49.47	$48.47
Total Return
Total Investment Return Based on Net Asset Value(3)	5.82%	28.43%	26.65%	4.69%	(25.51)%
Total Investment Return Based on Market(3)	5.29%	28.40%	26.69%	4.55%	(25.45)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$41,744	$46,866	$25,675	$28,738	$41,938
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	1.10%	1.10%	1.10%	1.10%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.10%	1.15%	1.24%	1.15%	1.00%
Net Investment Income(4)	0.86%	0.93%	1.22%	2.52%	2.59%
Portfolio Turnover Rate(5)	106%	56%	45%	101%	79%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Years Ended June 30,
AdvisorShares Dorsey Wright FSM All Cap World ETF	2026	2025	2024	2023	2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$41.58	$39.11	$31.57	$30.33	$36.63
Investment Operations
Net Investment Income (Loss)(1)	0.39	0.21	(0.10)	0.58	0.01
Net Realized and Unrealized Gain (Loss)	9.46	2.26	8.22	0.82	(5.76)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	9.85	2.47	8.12	1.40	(5.75)
Distributions from Net Investment Income	(0.34)	—	(0.58)	(0.16)	—
Distributions from Realized Capital Gains	—	—	—	—	(0.55)
Total Distributions	(0.34)	—	(0.58)	(0.16)	(0.55)
Net Asset Value, End of Year/Period	$51.09	$41.58	$39.11	$31.57	$30.33
Market Value, End of Year/Period	$51.12	$41.56	$39.09	$31.60	$30.34
Total Return
Total Investment Return Based on Net Asset Value(3)	23.82%	6.32%	25.97%	4.63%	(15.98)%
Total Investment Return Based on Market(3)	23.94%	6.32%	25.81%	4.71%	(16.06)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$94,265	$82,119	$79,975	$86,174	$84,177
Ratio to Average Net Assets of:(6)
Expenses, after expense waivers and reimbursements or recapture(4)	0.92%	0.95%	0.98%	0.98%	0.91%
Expenses, prior to expense waivers and reimbursements or recapture(4)	0.92%	0.95%	0.96%	0.96%	0.94%
Net Investment Income (Loss)(4)	0.86%	0.52%	(0.29)%	1.87%	0.02%
Portfolio Turnover Rate(5)	207%	317%	154%	151%	244%

(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Years Ended June 30,
AdvisorShares Dorsey Wright FSM US Core ETF	2026	2025	2024	2023	2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$50.82	$46.84	$36.78	$32.16	$37.09
Investment Operations
Net Investment Income (Loss)(1)	(0.04)	0.15	(0.02)	0.32	0.11
Net Realized and Unrealized Gain (Loss)	12.83	3.92	10.20	4.60	(4.90)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	12.79	4.07	10.18	4.92	(4.79)
Distributions from Net Investment Income	(0.02)	(0.09)	(0.12)	(0.30)	—
Distributions from Realized Capital Gains	—	—	—	—	(0.14)
Total Distributions	(0.02)	(0.09)	(0.12)	(0.30)	(0.14)
Net Asset Value, End of Year/Period	$63.59	$50.82	$46.84	$36.78	$32.16
Market Value, End of Year/Period	$63.66	$50.85	$46.83	$36.76	$32.08
Total Return
Total Investment Return Based on Net Asset Value(3)	25.18%	8.69%	27.72%	15.38%	(12.97)%
Total Investment Return Based on Market(3)	25.23%	8.78%	27.77%	15.61%	(13.36)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$130,368	$116,367	$111,940	$89,547	$79,764
Ratio to Average Net Assets of:(4)
Expenses, after expense waivers and reimbursements or recapture(5)	0.88%	0.91%	0.94%	0.98%	0.93%
Expenses, prior to expense waivers and reimbursements or recapture(5)	0.88%	0.91%	0.92%	0.97%	0.95%
Net Investment Income (Loss)(5)	(0.08)%	0.32%	(0.06)%	0.95%	0.28%
Portfolio Turnover Rate(6)	204%	145%	99%	103%	50%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Years Ended June 30,
AdvisorShares Dorsey Wright Short ETF	2026		2025		2024		2023		2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$7.40		$7.50		$8.78		$10.49		$8.59
Investment Operations
Net Investment Income (Loss)(1)	0.21		0.33		0.47		0.36		(0.21)
Net Realized and Unrealized Gain (Loss)	(0.92)		—		(1.03)		(2.07)		2.11
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(0.71)		0.33		(0.56)		(1.71)		1.90
Distributions from Net Investment Income	(0.41)		(0.43)		(0.72)		—		—
Total Distributions	(0.41)		(0.43)		(0.72)		—		—
Net Asset Value, End of Year/Period	$6.28		$7.40		$7.50		$8.78		$10.49
Market Value, End of Year/Period	$6.28		$7.41		$7.49		$8.75		$10.45
Total Return
Total Investment Return Based on Net Asset Value(3)	(9.75)%		4.78%		(5.70)%		(16.31)%		22.15%
Total Investment Return Based on Market(3)	(9.88)%		5.01%		(5.60)%		(16.27)%		22.08%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$10,809		$12,513		$10,989		$24,093		$46,999
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(5)	3.31	%(7)	5.86	%(7)	3.77	%(7)	2.61	%(7)	2.71	%(7)
Expenses, prior to expense waivers and reimbursements or recapture(5)	3.85	%(7)	6.30	%(7)	3.84	%(7)	2.56	%(7)	2.63	%(7)
Net Investment Income (Loss)(5)	3.08%		4.45%		5.70%		3.77%		(2.35)%
Portfolio Turnover Rate(6)	257%		249%		253%		263%		190%

(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.
(5)	Excludes expenses incurred by the underlying investments in other funds.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(7)	The expense ratio includes interest and dividend expenses on short sales of 2.06%, 4.61%, 2.52%, 1.45%, and 1.46% for the period ended June 30, 2026, June 30, 2025, June 30, 2024, June 30, 2023, and June 30, 2022, respectively.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Years Ended June 30,
AdvisorShares Focused Equity ETF	2026	2025	2024	2023	2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$69.97	$62.18	$53.64	$42.25	$46.65
Investment Operations
Net Investment Income(1)	0.18	0.32	0.34	0.20	0.17
Net Realized and Unrealized Gain (Loss)	(1.69)	7.86	8.35	11.43	(4.49)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(1.51)	8.18	8.69	11.63	(4.32)
Distributions from Net Investment Income	(0.21)	(0.39)	(0.15)	(0.24)	(0.08)
Total Distributions	(0.21)	(0.39)	(0.15)	(0.24)	(0.08)
Net Asset Value, End of Year/Period	$68.25	$69.97	$62.18	$53.64	$42.25
Market Value, End of Year/Period	$68.24	$69.97	$62.17	$53.80	$42.21
Total Return
Total Investment Return Based on Net Asset Value(3)	(2.16)%	13.20%	16.20%	27.59%	(9.28)%
Total Investment Return Based on Market(3)	(2.17)%	13.22%	15.84%	28.10%	(9.44)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$132,398	$192,417	$154,195	$70,002	$28,098
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.65%	0.65%	0.72%	0.84%	0.65%
Expenses, prior to expense waivers and reimbursements or recapture(4)	0.78%	0.79%	0.92%	1.20%	1.09%
Net Investment Income(4)	0.26%	0.47%	0.58%	0.42%	0.36%
Portfolio Turnover Rate(5)	27%	24%	18%	18%	24%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Years Ended June 30,					For the period July 2, 2021* to June 30,
AdvisorShares Gerber Kawasaki ETF	2026	2025	2024		2023	2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$23.84	$21.52	$17.94		$16.34	$25.03
Investment Operations
Net Investment Income (Loss)(1)	(0.05)	0.03	(0.00	)(6)	0.15	0.07
Net Realized and Unrealized Gain (Loss)	5.88	2.29	3.60		1.65	(8.75)
Distributions of Net Realized Gains by other investment companies	—	—	—		—	0.00 (6)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	5.83	2.32	3.60		1.80	(8.68)
Distributions from Net Investment Income	(0.02)	—	(0.02)		(0.20)	(0.01)
Total Distributions	(0.02)	—	(0.02)		(0.20)	(0.01)
Net Asset Value, End of Year/Period	$29.65	$23.84	$21.52		$17.94	$16.34
Market Value, End of Year/Period	$29.67	$23.84	$21.51		$17.93	$16.35
Total Return
Total Investment Return Based on Net Asset Value(3)	24.47%	10.78%	20.16%		11.21%	(34.71)%
Total Investment Return Based on Market(3)	24.56%	10.83%	20.12%		11.09%	(34.65)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$31,879	$25,394	$22,492		$17,578	$15,846
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.75%	0.75%	0.75%		0.75%	0.75%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.25%	1.29%	1.62%		1.33%	1.37%
Net Investment Income (Loss)(4)	(0.18)%	0.13%	0.00	%(6)	0.91%	0.31%
Portfolio Turnover Rate(5)	50%	63%	53%		48%	66%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	Amount represents less than $0.005 or 0.005%.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Years Ended June 30,
AdvisorShares Hotel ETF	2026	2025	2024	2023	2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$31.54	$28.10	$25.37	$19.66	$24.52
Investment Operations
Net Investment Income (Loss)(1)	0.41	0.31	0.13	0.21	(0.02)
Net Realized and Unrealized Gain (Loss)	6.09	3.13	3.06	5.55	(4.75)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	6.50	3.44	3.19	5.76	(4.77)
Distributions from Net Investment Income	(0.77)	—	(0.46)	(0.05)	(0.09)
Total Distributions	(0.77)	—	(0.46)	(0.05)	(0.09)
Net Asset Value, End of Year/Period	$37.27	$31.54	$28.10	$25.37	$19.66
Market Value, End of Year/Period	$37.27	$31.54	$28.09	$25.34	$19.61
Total Return
Total Investment Return Based on Net Asset Value(3)	20.84%	12.24%	12.61%	29.33%	(19.54)%
Total Investment Return Based on Market(3)	20.87%	12.28%	12.70%	29.49%	(19.87)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$2,982	$2,681	$3,372	$4,186	$5,897
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.99%	0.99%	0.99%	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	5.46%	2.87%	3.72%	2.40%	1.33%
Net Investment Income (Loss)(4)	1.23%	1.02%	0.49%	0.92%	(0.07)%
Portfolio Turnover Rate(5)	121%	137%	94%	120%	74%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Year ended June 30,	For the period February 3, 2025* to June 30,
AdvisorShares HVAC and Industrials ETF	2026	2025
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$27.83	$25.00
Investment Operations
Net Investment Income (Loss)(1)	(0.13)	0.08
Net Realized and Unrealized Gain	14.27	2.75
Net Increase in Net Assets Resulting from Investment Operations(2)	14.14	2.83
Distributions from Net Investment Income	(0.06)	—
Total Distributions	(0.06)	—
Net Asset Value, End of Year/Period	$41.91	$27.83
Market Value, End of Year/Period	$42.01	$27.82
Total Return
Total Investment Return Based on Net Asset Value(3)	50.92%	11.31%
Total Investment Return Based on Market(3)	51.31%	11.28%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$16,346	$1,113
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	2.21%	36.56%
Net Investment Income (Loss)(4)	(0.36)%	0.79%
Portfolio Turnover Rate(5)	174%	62%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Years Ended June 30,
AdvisorShares Insider Advantage ETF	2026	2025	2024	2023	2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$117.39	$112.19	$95.24	$85.89	$95.53
Investment Operations
Net Investment Income(1)	0.55	0.89	0.86	1.34	1.10
Net Realized and Unrealized Gain (Loss)	32.17	5.10	17.25	9.49	(9.68)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	32.72	5.99	18.11	10.83	(8.58)
Distributions from Net Investment Income	(1.29)	(0.79)	(1.16)	(1.48)	(1.06)
Total Distributions	(1.29)	(0.79)	(1.16)	(1.48)	(1.06)
Net Asset Value, End of Year/Period	$148.82	$117.39	$112.19	$95.24	$85.89
Market Value, End of Year/Period	$148.80	$117.48	$112.03	$95.24	$85.78
Total Return
Total Investment Return Based on Net Asset Value(3)	28.04%	5.34%	19.10%	12.78%	(9.12)%
Total Investment Return Based on Market(3)	27.92%	5.57%	18.93%	12.95%	(9.12)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$56,551	$46,955	$47,118	$42,381	$46,378
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.90%	0.90%	0.90%	0.90%	0.90%
Expenses, prior to expense waivers and reimbursements or recapture(4)	0.98%	1.00%	1.06%	1.05%	0.96%
Net Investment Income(4)	0.43%	0.77%	0.83%	1.51%	1.15%
Portfolio Turnover Rate(5)	165%	231%	246%	278%	32%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Years Ended June 30,			For the period August 24, 2022* to June 30,
AdvisorShares MSOS Daily Leveraged ETF(6)	2026(7)	2025(7)	2024(7)	2023(7)
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$2.80	$56.08	$64.02	$500.00
Investment Operations
Net Investment Income(1)	0.07	0.09	3.58	3.05
Net Realized and Unrealized Gain (Loss)	0.49	(53.37)	(11.52)	(439.03)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	0.56	(53.28)	(7.94)	(435.98)
Net Asset Value, End of Year/Period	$3.36	$2.80	$56.08	$64.02
Market Value, End of Year/Period	$3.35	$2.79	$55.08	$65.20
Total Return
Total Investment Return Based on Net Asset Value(3)	19.88%	(95.00)%	(13.31)%	(87.08)%
Total Investment Return Based on Market(3)	20.07%	(95.00)%	(14.42)%	(86.96)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$69,415	$10,329	$59,266	$7,032
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.95%	0.96%	0.95%	0.95%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.17%	1.41%	1.13%	4.54%
Net Investment Income(4)	1.68%	3.63%	4.00%	3.44%
Portfolio Turnover Rate(5)	0%	0%	0%	0%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	Formerly known as AdvisorShares MSOS 2X Daily ETF.
(7)	After the close of business on November 25, 2024, the Fund underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 of the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Years Ended June 30,					For the period September 16, 2021* to June 30,
AdvisorShares Psychedelics ETF	2026(1)	2025(1)	2024(1)		2023(1)	2022(1)
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$13.80	$9.69	$18.41		$25.56	$100.00
Investment Operations
Net Investment Income (Loss)(2)	(0.09)	0.12	0.08		0.49	(0.17)
Net Realized and Unrealized Gain (Loss)	11.69	4.33	(8.80)		(7.59)	(74.27)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	11.60	4.45	(8.72)		(7.10)	(74.44)
Distributions from Net Investment Income	(1.70)	(0.34)	(0.00	)(4)	(0.05)	—
Total Distributions	(1.70)	(0.34)	(0.00	)(4)	(0.05)	—
Net Asset Value, End of Year/Period	$23.70	$13.80	$9.69		$18.41	$25.56
Market Value, End of Year/Period	$24.02	$13.92	$9.70		$18.60	$26.50
Total Return
Total Investment Return Based on Net Asset Value(5)	88.38%	47.29%	(47.29)%		(26.55)%	(74.44)%
Total Investment Return Based on Market(5)	89.52%	48.44%	(47.74)%		(28.45)%	(73.50)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$44,430	$10,350	$5,619		$6,894	$5,509
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(6)	0.99%	0.99%	0.99%		0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(6)	1.27%	1.83%	2.95%		3.01%	3.10%
Net Investment Income (Loss)(6)	(0.50)%	2.76%	0.59%		2.29%	(0.52)%
Portfolio Turnover Rate(7)	64%	107%	69%		73%	27%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Years Ended June 30,
AdvisorShares Pure Cannabis ETF	2026	2025	2024	2023	2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$1.89	$3.39	$2.59	$5.28	$21.15
Investment Operations
Net Investment Income (Loss)(2)	(0.01)	0.02	0.06	0.04	0.01
Net Realized and Unrealized Gain (Loss)	1.04	(1.48)	0.80	(2.71)	(15.35)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	1.03	(1.46)	0.86	(2.67)	(15.34)
Distributions from Net Investment Income	—	(0.04)	(0.06)	(0.02)	—
Distributions from Realized Capital Gains	—	—	—	—	(0.51)
Return of capital	—	—	—	—	(0.02)
Total Distributions	—	(0.04)	(0.06)	(0.02)	(0.53)
Net Asset Value, End of Year/Period	$2.92	$1.89	$3.39	$2.59	$5.28
Market Value, End of Year/Period	$2.88	$1.88	$3.39	$2.59	$5.28
Total Return
Total Investment Return Based on Net Asset Value(5)	54.34%	(43.36)%	33.14%	(50.63)%	(73.99)%
Total Investment Return Based on Market(5)	53.19%	(43.85)%	33.05%	(50.54)%	(73.93)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$34,258	$24,649	$43,471	$34,022	$71,817
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(6)	0.47%	0.51%	0.44%	0.51%	0.65%
Expenses, prior to expense waivers and reimbursements or recapture(6)	1.09%	1.14%	1.47%	1.04%	0.88%
Net Investment Income (Loss)(6)	(0.26)%	0.86%	1.92%	0.88%	0.11%
Portfolio Turnover Rate(7)	59%	30%	31%	40%	28%

*	Commencement of operations.
(1)	After the close of business on September 9, 2024, the Fund underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 of the Notes to Financial Statements.
(2)	Based on average shares outstanding.
(3)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(4)	Amount represents less than $0.005 or 0.005%.
(5)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(6)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Years Ended June 30,
AdvisorShares Pure US Cannabis ETF	2026	2025	2024	2023	2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$2.38	$7.31	$5.48	$10.35	$40.22
Investment Operations
Net Investment Income (Loss)(1)	0.06	0.15	0.27	0.08	(0.09)
Net Realized and Unrealized Gain (Loss)	2.65	(5.08)	1.56	(4.95)	(29.71)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	2.71	(4.93)	1.83	(4.87)	(29.80)
Distributions from Realized Capital Gains	—	—	—	—	(0.07)
Total Distributions	—	—	—	—	(0.07)
Net Asset Value, End of Year/Period	$5.09	$2.38	$7.31	$5.48	$10.35
Market Value, End of Year/Period	$5.07	$2.40	$7.27	$5.55	$10.37
Total Return
Total Investment Return Based on Net Asset Value(3)	113.68%	(67.40)%	33.39%	(47.04)%	(74.20)%
Total Investment Return Based on Market(3)	111.25%	(66.99)%	30.99%	(46.48)%	(74.06)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$1,047,407	$314,803	$888,666	$343,385	$514,691
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.72%	0.75%	0.74%	0.74%	0.72%
Expenses, prior to expense waivers and reimbursements or recapture(4)	0.72%	0.76%	0.74%	0.77%	0.75%
Net Investment Income (Loss)(4)	1.43%	3.25%	3.44%	0.96%	(0.40)%
Portfolio Turnover Rate(5)	5%	0%	4%	13%	48%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Years Ended June 30,
AdvisorShares Q Dynamic Growth ETF	2026	2025	2024	2023	2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$38.73	$33.85	$28.49	$22.02	$28.12
Investment Operations
Net Investment Income (Loss)(1)	(0.33)	(0.20)	0.08	(0.10)	(0.15)
Net Realized and Unrealized Gain (Loss)	10.43	5.08	5.28	6.57	(5.95)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	10.10	4.88	5.36	6.47	(6.10)
Net Asset Value, End of Year/Period	$48.83	$38.73	$33.85	$28.49	$22.02
Market Value, End of Year/Period	$48.80	$38.69	$33.85	$28.49	$22.01
Total Return
Total Investment Return Based on Net Asset Value(3)	26.08%	14.42%	18.81%	29.37%	(21.70)%
Total Investment Return Based on Market(3)	26.13%	14.30%	18.81%	29.44%	(21.76)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$33,203	$25,367	$25,725	$28,349	$40,299
Ratio to Average Net Assets of:(6)
Expenses, after expense waivers and reimbursements or recapture(4)	1.45%	1.45%	1.45%	1.32%	1.14%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.54%	2.52%	1.71%	1.31%	1.13%
Net Investment Income (Loss)(4)	(0.76)%	(0.56)%	0.25%	(0.44)%	(0.52)%
Portfolio Turnover Rate(5)	315%	334%	330%	57%	106%

(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Years Ended June 30,
AdvisorShares Ranger Equity Bear ETF	2026		2025		2024		2023		2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$16.90		$20.64		$22.62		$31.85		$23.00
Investment Operations
Net Investment Income (Loss)(1)	0.49		0.72		1.20		0.63		(0.97)
Net Realized and Unrealized Gain (Loss)	(0.31)		(3.18)		(1.35)		(9.86)		9.82
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	0.18		(2.46)		(0.15)		(9.23)		8.85
Distributions from Net Investment Income	(0.56)		(1.28)		(1.83)		—		—
Total Distributions	(0.56)		(1.28)		(1.83)		—		—
Net Asset Value, End of Year/Period	$16.52		$16.90		$20.64		$22.62		$31.85
Market Value, End of Year/Period	$16.53		$16.93		$20.68		$22.63		$31.96
Total Return
Total Investment Return Based on Net Asset Value(3)	1.25%		(11.64)%		0.08%		(28.99)%		38.48%
Total Investment Return Based on Market(3)	1.10%		(11.73)%		0.13%		(29.19)%		38.96%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$65,888		$45,595		$67,765		$122,632		$166,185
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	3.12	%(5)	3.33	%(5)	3.62	%(5)	3.39	%(5)	4.15	%(5)
Expenses, prior to expense waivers and reimbursements or recapture(4)	3.12%		3.33	%(5)	3.62	%(5)	3.39	%(5)	4.15	%(5)
Net Investment Income (Loss)(4)	2.93%		3.99%		5.55%		2.34%		(3.70)%
Portfolio Turnover Rate(6)	812%		624%		912%		1001%		1462%

(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Excludes expenses incurred by the underlying investments in other funds.
(5)	The expense ratio includes interest and dividend expenses on short sales of 1.55%, 1.86%, 1.69%, 2.47% and 3.14% for the periods ended June 30, 2025, June 30, 2024, June 30, 2023, June 30, 2022 and June 30, 2021, respectively.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Years Ended June 30,
AdvisorShares STAR Global Buy-Write ETF	2026	2025	2024	2023	2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$46.09	$41.86	$37.57	$34.61	$39.83
Investment Operations
Net Investment Income(1)	0.57	0.57	0.46	0.25	0.13
Net Realized and Unrealized Gain (Loss)	6.52	4.11	4.27	3.35	(5.12)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	7.09	4.68	4.73	3.60	(4.99)
Distributions from Net Investment Income	(0.66)	(0.45)	(0.44)	(0.08)	—
Distributions from Realized Capital Gains	—	—	—	(0.56)	(0.23)
Total Distributions	(0.66)	(0.45)	(0.44)	(0.64)	(0.23)
Net Asset Value, End of Year/Period	$52.52	$46.09	$41.86	$37.57	$34.61
Market Value, End of Year/Period	$52.59	$46.08	$41.83	$37.56	$34.62
Total Return
Total Investment Return Based on Net Asset Value(3)	15.47%	11.22%	12.69%	10.60%	(12.64)%
Total Investment Return Based on Market(3)	15.65%	11.29%	12.62%	10.54%	(12.60)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$89,297	$65,907	$61,539	$53,725	$37,547
Ratio to Average Net Assets of:(4)
Expenses, after expense waivers and reimbursements or recapture(5)	1.06%	1.11%	1.22%	1.54%	1.85%
Expenses, prior to expense waivers and reimbursements or recapture(5)	1.06%	1.11%	1.22%	1.33%	1.82%
Net Investment Income(5)	1.16%	1.31%	1.18%	0.71%	0.33%
Portfolio Turnover Rate(6)	4%	15%	24%	23%	41%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Years Ended June 30,
AdvisorShares Vice ETF	2026	2025	2024	2023	2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$34.20	$28.73	$28.77	$25.20	$36.07
Investment Operations
Net Investment Income(1)	0.42	0.24	0.42	0.45	0.18
Net Realized and Unrealized Gain (Loss)	(0.97)	5.69	—	3.38	(10.73)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(0.55)	5.93	0.42	3.83	(10.55)
Distributions from Net Investment Income	(0.25)	(0.46)	(0.46)	(0.26)	(0.14)
Distributions from Realized Capital Gains	—	—	—	—	(0.18)
Total Distributions	(0.25)	(0.46)	(0.46)	(0.26)	(0.32)
Net Asset Value, End of Year/Period	$33.40	$34.20	$28.73	$28.77	$25.20
Market Value, End of Year/Period	$33.34	$34.19	$28.71	$28.77	$25.13
Total Return
Total Investment Return Based on Net Asset Value(3)	(1.56)%	20.74%	1.55%	15.24%	(29.45)%
Total Investment Return Based on Market(3)	(1.71)%	20.82%	1.48%	15.58%	(29.62)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$7,347	$7,352	$7,039	$9,782	$8,695
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(5)	0.99%	0.99%	0.99%	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(5)	2.27%	1.71%	2.18%	1.90%	1.64%
Net Investment Income(5)	1.26%	0.76%	1.51%	1.65%	0.59%
Portfolio Turnover Rate(6)	206%	162%	124%	147%	83%

(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.
(5)	Excludes expenses incurred by the underlying investments in other funds.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Notes to Financial Statements

June 30, 2026

1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Funds (defined below) are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2026, the Trust is comprised of 17 separate series (each, a “Fund” and, collectively, the “Funds”):

Fund	Ticker	Commencement of Operations
AdvisorShares Dorsey Wright ADR ETF	AADR	July 21, 2010
AdvisorShares Dorsey Wright FSM All Cap World ETF	DWAW	December 26, 2019
AdvisorShares Dorsey Wright FSM US Core ETF	DWUS	December 26, 2019
AdvisorShares Dorsey Wright Short ETF	DWSH	July 11, 2018
AdvisorShares Focused Equity ETF	CWS	September 20, 2016
AdvisorShares Gerber Kawasaki ETF	GK	July 2, 2021
AdvisorShares Hotel ETF	BEDZ	April 20, 2021
AdvisorShares HVAC and Industrial ETF	HVAC	February 3, 2025
AdvisorShares Insider Advantage ETF	SURE	October 4, 2011
AdvisorShares MSOS Daily Leveraged ETF	MSOX	August 24, 2022
AdvisorShares Psychedelics ETF	PSIL	September 16, 2021
AdvisorShares Pure Cannabis ETF	YOLO	April 17, 2019
AdvisorShares Pure US Cannabis ETF	MSOS	September 1, 2020
AdvisorShares Q Dynamic Growth ETF	QPX	December 28, 2020
AdvisorShares Restaurant ETF	EATZ	April 20, 2021
AdvisorShares STAR Global Buy-Write ETF	VEGA	September 17, 2012
AdvisorShares Vice ETF	VICE	December 12, 2017

AdvisorShares Dorsey Wright ADR ETF (“Dorsey Wright ADR ETF”) seeks long-term capital appreciation above international benchmarks such as the MSCI EAFE Index.

AdvisorShares Dorsey Wright FSM All Cap World ETF (“Dorsey Wright FSM All Cap World ETF”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.

AdvisorShares Dorsey Wright FSM US Core ETF (“Dorsey Wright FSM US Core ETF”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.

AdvisorShares Dorsey Wright Short ETF (“Dorsey Wright Short ETF”) seeks capital appreciation through short selling securities.

AdvisorShares Focused Equity ETF (“Focused Equity ETF”) seeks long-term capital appreciation.

AdvisorShares Gerber Kawasaki ETF (“Gerber Kawasaki ETF”) seeks long-term capital appreciation.

AdvisorShares Hotel ETF (“Hotel ETF”) seeks long-term capital appreciation.

AdvisorShares HVAC and Industrials ETF (“HVAC and Industrials ETF”) seeks long-term capital appreciation.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

1. Organization – (continued)

AdvisorShares Insider Advantage ETF (“Insider Advantage ETF”) seeks to generate long-term capital appreciation.

AdvisorShares MSOS Daily Leveraged ETF (“MSOS Daily Leveraged ETF”) seeks daily investment results that, before fees and expenses, correspond to approximately two times (2x) the daily total return of the AdvisorShares Pure US Cannabis ETF.

AdvisorShares Psychedelics ETF (“Psychedelics ETF”) seeks long-term capital appreciation.

AdvisorShares Pure Cannabis ETF (“Pure Cannabis ETF”) seeks long-term capital appreciation.

AdvisorShares Pure US Cannabis ETF (“Pure US Cannabis ETF”) seeks long-term capital appreciation.

AdvisorShares Q Dynamic Growth ETF (“Q Dynamic Growth ETF”) seeks to achieve long-term growth.

AdvisorShares Ranger Equity Bear ETF (“Ranger Equity Bear ETF”) seeks capital appreciation through short sales of domestically traded equity securities.

AdvisorShares STAR Global Buy-Write ETF (“STAR Global Buy-Write ETF”) seeks consistent repeatable returns across all market cycles.

AdvisorShares Vice ETF (“Vice ETF”) seeks long-term capital appreciation.

Some of the Funds are considered “funds of funds” and seek to achieve their investment objectives by investing primarily in other affiliated and unaffiliated exchange-traded funds (“ETFs”), as well as other exchange-traded products (“ETPs”), such as, exchange-traded notes (“ETNs”) and closed-end funds.

Each Fund, except the Gerber Kawasaki ETF, Hotel ETF, HVAC and Industrials ETF, MSOS Daily Leveraged ETF, Psychedelics ETF, Pure Cannabis ETF, and Pure US Cannabis ETF, is a diversified investment company under the 1940 Act.

For the year ended June 30, 2026, the Funds held significant positions (greater than 25% of net assets), except those invested in short term money market instruments, in other funds as follows:

Fund	Security Name	Market Value as of June 30, 2026	% of Fund Net Assets as of June 30, 2026	Reference location
Dorsey Wright FSM US Core ETF	Invesco Nasdaq 100 ETF	$63,469,184	48.7	https://www.invesco.com
	iShares MSCI USA Momentum Factor ETF	66,678,379	51.1	https://www.ishares.com/us

STAR Global Buy-Write ETF	SPDR S&P 500 ETF Trust	36,288,542	40.6	https://us.spdrs.com

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

2. Summary of Significant Accounting Policies – (continued)

Investment Valuation

In computing each Fund’s NAV, the Fund’s portfolio investments are generally valued based on their last readily available market price. Price information on listed securities, including any exchange-traded funds in which a Fund invests (“Underlying ETFs”), is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter (“OTC”) market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. When market quotations are not readily available, a portfolio investment’s fair value will be determined and such fair valuations will be used in calculating a Fund’s NAV.

The Board of Trustees of the Trust (the “Board”) has adopted valuation policies and procedures pursuant to which it has designated AdvisorShares Investments, LLC (the “Advisor”) to determine the fair value of each Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not readily available, including when they are determined to be unreliable. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Advisor.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest income and expenses are recognized on the accrual basis. Premiums and discounts are amortized over the life of the bond using the effective interest method.

Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The portion of dividend attributable to the return of capital is recorded against the cost basis of the security.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

2. Summary of Significant Accounting Policies – (continued)

Futures Contracts

Certain Funds may invest in futures contracts (“futures”), in order to hedge its investments against fluctuations in value caused by changes in prevailing interest rates or market conditions. Such Funds may invest in futures as a primary investment strategy. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No monies are paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market’. Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and the Fund will realize a loss or gain. A Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying index. Use of long futures contracts subjects a Fund to risk of loss in excess of the amounts shown on its Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects a Fund to unlimited risk of loss. A Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures contract; therefore, a Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Swap Agreements

Certain Funds may invest in equity swaps to obtain exposure to the underlying referenced security, obtain leverage or enjoy the returns from ownership without actually owning equity. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss.

Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

Equity swaps are derivatives, and their value can be very volatile. To the extent that the Advisor or Sub-Advisor, as applicable, does not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid. Periodic payments received or paid by a Fund are recorded as realized gains or losses.

Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

2. Summary of Significant Accounting Policies – (continued)

the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the respective Fund may be delayed or limited.

Short Sales

Certain Funds may sell securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. A Fund also is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

A Fund is required to pledge cash or securities to the broker as collateral for any securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statement of Assets and Liabilities and securities segregated as collateral are denoted in Schedule of Investments. A Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. The net amount of income or fees paid to Dorsey Wright Short ETF and Ranger Equity Bear ETF for the year ended June 30, 2026 was $96,239 and $1,634,874, respectively, which is included as Interest income on Statement of Operations.

Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the respective Fund’s prime brokers and custodian. A Fund is subject to credit risk should the prime brokers be unable to meet its obligations to the Fund.

Options

Certain Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

2. Summary of Significant Accounting Policies – (continued)

Short-Term Investments

In addition to repurchase agreements, each Fund may invest in high-quality short-term debt securities and money market instruments on an ongoing basis to maintain liquidity or pending selection of investments in accordance with its policies. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances and U.S. government securities.

Securities Lending

The Funds participate in a securities lending program offered by The Bank of New York Mellon (“BNY”) (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNY, as a fee for its services under the Program, and the applicable Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted as cash and non-cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNY. Cash collateral is held in a separate account managed by BNY, who is authorized to exclusively enter into money market instruments and overnight repurchase agreements, which are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. Government or any agency, instrumentality or authority of the U.S. Government. The securities purchased with cash collateral received are reflected in the Schedule of Investments. BNY bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The money market instruments and repurchase agreements income related to the Program earned by a Fund is disclosed on the Statement of Operations.

The value of loaned securities and related collateral outstanding at June 30, 2026 are shown in the Schedules of Investments and Statements of Assets and Liabilities. Non-cash collateral received by a Fund may not be sold or re-pledged except to satisfy a borrower default. Non-cash collateral is included on a Fund’s Schedule of Investments and Statement of Asset and Liabilities.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

2. Summary of Significant Accounting Policies – (continued)

	Gross Amounts of	Gross Amounts Offset in the	Net Amounts Presented in the	Gross Amounts not offset in the Statements of Assets and Liabilities
Fund and Description	Recognized Assets and (Liabilities)	Statements of Assets and (Liabilities)	Statements of Assets and (Liabilities)	Financial Instruments		Collateral Pledged/ Received	Net Amount
Dorsey Wright ADR ETF
Securities Lending	$(3,643,757)	$—	$(3,643,757)	$3,643,757	(1)	$—	$—
Money Market Instruments	3,643,757	—	3,643,757	3,643,757		—	—
Dorsey Wright FSM All Cap World ETF
Securities Lending	(2,228,588)	—	(2,228,588)	2,228,588	(1)	—	—
Money Market Instruments	2,228,588	—	2,228,588	2,228,588		—	—
Dorsey Wright FSM US Core ETF
Securities Lending	(2,639,176)	—	(2,639,176)	2,639,176	(1)	—	—
Money Market Instruments	2,639,176	—	2,639,176	2,639,176		—	—
Insider Advantage ETF
Securities Lending	(332,225)	—	(332,225)	332,225	(1)	—	—
Money Market Instruments	332,225	—	332,225	332,225		—	—
MSOS Daily Leveraged ETF
Securities Lending	—	—	—	—		—	—
Money Market Instruments	—	—	—	—		—	—
Swaps	1,618,231	—	1,618,231	—		—	1,618,231
Psychedelics ETF
Securities Lending	(1,378,957)	—	(1,378,957)	1,378,957	(1)	—	—
Money Market Instruments	1,378,957	—	1,378,957	1,378,957		—	—
Pure Cannabis ETF
Securities Lending	(829,963)	—	(829,963)	829,963	(1)	—	—
Money Market Instruments	829,963	—	829,963	829,963		—	—
Pure US Cannabis ETF
Securities Lending	(1,000)	—	(1,000)	1,000	(1)	—	—
Money Market Instruments	1,000	—	1,000	1,000		—	—
Swaps	108,499,436	—	108,499,436	—		—	108,499,436
Q Dynamic Growth ETF
Securities Lending	(5,867,821)	—	(5,867,821)	5,867,821	(1)	—	—
Money Market Instruments	5,867,821	—	5,867,821	5,867,821		—	—
STAR Global Buy-Write ETF
Securities Lending	(3,179,925)	—	(3,179,925)	3,179,925	(1)	—	—
Money Market Instruments	3,179,925	—	3,179,925	3,179,925		—	—
Vice ETF
Securities Lending	(347,370)	—	(347,370)	347,370	(1)	—	—
Money Market Instruments	347,370	—	347,370	347,370		—	—

(1)	Collateral for securities on loan is included in the Schedules of Investments and consists of Repurchase Agreements and/or shares of Money Market instruments.

Dividends and Distributions

Each Fund will generally pay out dividends to shareholders at least annually. Each Fund will distribute its net capital gains, if any, to shareholders annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions are recorded on ex-dividend date.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

2. Summary of Significant Accounting Policies – (continued)

Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statements disclosures and did not affect the Funds’ financial positions or the results of their operations.

3. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

Each Fund has entered into an investment advisory agreement with the Advisor pursuant to which the Advisor serves as the Fund’s investment adviser. Pursuant to the agreement, the Advisor has overall responsibility for the general management and investment of each Fund’s portfolio, and has ultimate responsibility (subject to oversight by the Board) for investment and operational oversight of a Fund’s sub-adviser, if applicable. For its services, the Advisor is entitled to an annual management fee from each Fund, which is calculated daily and paid monthly based on the Fund’s average daily net assets. From time to time, the Advisor may waive all or a portion of its fee for a Fund.

The Advisor’s annual management fee for each Fund is as follows:

Fund	Rate
Dorsey Wright ADR ETF	0.75%
Dorsey Wright FSM All Cap World ETF	0.75%
Dorsey Wright FSM US Core ETF	0.75%
Dorsey Wright Short ETF	0.75%
Focused Equity ETF	0.75%	*
	plus performance fee adjustment
Pure Cannabis ETF	0.60%
	less the acquired fund fees and expenses related to any investment in AdvisorShares Pure US Cannabis ETF
Q Dynamic Growth ETF	0.91%	*
	plus performance fee adjustment
Gerber Kawasaki ETF	0.75%
Hotel ETF	0.60%
HVAC and Industrial ETF	0.60%
Insider Advantage ETF	0.70%
MSOS Daily Leveraged ETF	0.85%
Psychedelics ETF	0.60%
Pure US Cannabis ETF	0.60%
Ranger Equity Bear ETF	1.50%
STAR Global Buy-Write ETF	0.85%
Vice ETF	0.60%

*	The Advisor’s advisory fee has two components – the base fee (disclosed in the table above) and the performance fee adjustment. The base fee is the pre-determined rate at which the Advisor is paid when the Fund’s net performance is in line with Fund’s pre-determined performance benchmark. The base fee is subject to an upward or downward adjustment

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

3. Investment Advisory Agreement and Other Agreements – (continued)

by the performance fee. If the Fund outperforms the performance benchmark, the Advisor may receive an upward fee adjustment. If the Fund underperforms the performance benchmark, the Advisor may receive a downward fee adjustment. The Advisor’s annual base fee based on the Fund’s average daily net assets. The performance fee adjustment is derived by comparing the Fund’s performance over a rolling twelve-month period to its performance benchmark, which is set forth in the table below. The base fee is adjusted at a rate of 0.02% for every 0.25% to 0.50% of out-performance or under-performance compared to the performance benchmark, but only up to 2.00% of the performance benchmark. As a result, the maximum possible performance fee adjustment, up or down, to the base fee is 0.10%. Accordingly, the Advisor’s annual advisory fee may range as follows, based on the Fund’s average daily net assets:

Fund	Performance Benchmark	Annual Advisory Fee Range
Focused Equity ETF	S&P 500 Index	0.65% to 0.85%
Q Dynamic Growth ETF	S&P 500 Index	0.90% to 1.10%

With respect to the Focused Equity ETF, the following table illustrates how the effective annual rate of the advisory fee would vary under this arrangement, which is commonly referred to as a “fulcrum” fee arrangement:

Base Fee	0.75%
Incremental Changes	0.02%
Performance to Benchmark	Advisory Fee
2.00%	0.85%
1.50%	0.83%
1.25%	0.81%
1.00%	0.79%
0.50%	0.77%
+/–	0.75%
-0.50%	0.73%
-1.00%	0.71%
-1.25%	0.69%
-1.50%	0.67%
-2.00%	0.65%

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

3. Investment Advisory Agreement and Other Agreements – (continued)

With respect to the AdvisorShares Q Dynamic Growth ETF, the following table illustrates how the effective annual rate of the advisory fee would vary under the Fund’s “fulcrum” fee arrangement:

Base Fee	1.00%
Incremental Changes	0.02%
Performance to Benchmark	Advisory Fee
2.00%	1.10%
1.50%	1.08%
1.25%	1.06%
1.00%	1.04%
0.50%	1.02%
+/–	1.00%
-0.50%	0.98%
-1.00%	0.96%
-1.25%	0.94%
-1.50%	0.92%
-2.00%	0.90%

Sub-Advisory Agreements

Each Fund’s investment sub-adviser, as applicable, provides investment advice and management services to its respective Fund(s). The Advisor supervises the day-to-day investment and reinvestment of the assets in each Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. Pursuant to an investment sub-advisory agreement between each sub-adviser and the Advisor, the sub-adviser is entitled to a fee, which is paid by the Advisor and is not an additional expense of the applicable Fund, that is calculated daily and paid monthly by the Advisor, at an annual rate based on the average daily net assets of its respective Fund(s) as follows:

	Sub-Advisor	Sub-Advisory Fee Rate
Gerber Kawasaki ETF	Gerber Kawasaki, Inc.	0.50%
Ranger Equity Bear ETF	Ranger Alternative Management, L.P.	1.00%
STAR Global Buy-Write ETF	CreativeOne Wealth, LLC	0.55%

From time to time, a sub-adviser may waive all or a portion of its fee for a fund.

Expense Limitation Agreement

The Advisor has contractually agreed to waive its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding a specified percentage of each Fund’s average daily net assets for at least one year from the date of the Fund’s currently effective prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

3. Investment Advisory Agreement and Other Agreements – (continued)

termination to be effective as of the close of business on the last day of the then-current one-year period. The expense limits in effect for each Fund during the year ended June 30, 2026 were as follows:

Fund	Rate
Dorsey Wright ADR ETF	1.10%
Dorsey Wright FSM All Cap World ETF	0.99%
Dorsey Wright FSM US Core ETF	0.99%
Dorsey Wright Short ETF	1.25%
Focused Equity ETF	0.65% – 0.85%(a)
Gerber Kawasaki ETF	0.75%
Hotel ETF	0.99%
HVAC and Industrial ETF	0.99%
Insider Advantage ETF	0.90%
MSOS Daily Leveraged ETF	0.95%
Psychedelics ETF	0.99%
Pure Cannabis ETF	0.74%
Pure US Cannabis ETF	0.74%
Q Dynamic Growth ETF	1.45%
Ranger Equity Bear ETF	1.85%
STAR Global Buy-Write ETF	1.85%
Vice ETF	0.99%

(a)	The expense limit is equal to the annual rate of the Advisor’s contractual advisory fee, which can range from 0.65% to 0.85%.

If at any point it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Board may permit the Advisor to retain the difference between a Fund’s total annual operating expenses and the Fund’s expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

All or a portion of the following Advisor waived and/or reimbursed expenses may be recaptured no later than during the fiscal years indicated:

Fund	Expenses Reimbursed	Recoupment Balance	Recoupment Expiration
Dorsey Wright ADR ETF	36,096	10,117	6/30/2027
	16,610	16,610	6/30/2028
Total	52,706	26,727

Dorsey Wright Short ETF	13,247	13,247	6/30/2027
	52,527	52,527	6/30/2028
	58,641	58,641	6/30/2029
Total	124,415	124,415

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

3. Investment Advisory Agreement and Other Agreements – (continued)

Fund	Expenses Reimbursed	Recoupment Balance	Recoupment Expiration
Focused Equity ETF	208,140	208,140	6/30/2027
	244,989	244,989	6/30/2028
	229,549	229,549	6/30/2029
Total	682,678	682,678

Gerber Kawasaki ETF	165,111	165,111	6/30/2027
	121,923	121,923	6/30/2028
	138,117	138,117	6/30/2029
Total	425,151	425,151

Hotel ETF	107,021	107,021	6/30/2027
	64,678	64,678	6/30/2028
	106,227	106,227	6/30/2029
Total	277,926	277,926

AdvisorShares HVAC and Industrials ETF	89,779	89,779	6/30/2028
	72,359	72,359	6/30/2029
	162,138	162,138

Insider Advantage ETF	71,631	71,631	6/30/2027
	46,562	46,562	6/30/2028
	40,868	40,868	6/30/2029
Total	159,061	159,061

AdvisorShares MSOS Daily Leveraged ETF	84,284	84,284	6/30/2027
	138,988	138,988	6/30/2028
	108,087	108,087	6/30/2029
Total	331,359	331,359

Psychedelics ETF	130,442	130,442	6/30/2027
	61,582	61,582	6/30/2028
	58,648	58,410	6/30/2029
Total	250,672	250,434

Pure Cannabis ETF	310,912	310,912	6/30/2027
	133,638	133,638	6/30/2028
	131,038	131,038	6/30/2029
Total	575,588	575,588

Pure US Cannabis ETF	4,774	0	6/30/2027
	167,997	4,774	6/30/2028
	26,244	0	6/30/2029
Total	199,015	4,774

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

3. Investment Advisory Agreement and Other Agreements – (continued)

Fund	Expenses Reimbursed	Recoupment Balance	Recoupment Expiration
Q Dynamic Growth Portfolio ETF	55,488	55,488	6/30/2027
	0	0	6/30/2028
	29,086	28,990	6/30/2029
Total	84,574	84,478

Vice ETF	94,520	94,520	6/30/2027
	51,737	51,737	6/30/2028
	94,263	94,263	6/30/2029
Total	240,520	240,520

Administrator, Custodian, Fund Accountant and Transfer Agent

The Bank of New York Mellon serves as the Funds’ administrator, fund accountant, custodian, and transfer agent pursuant to a Fund Administration and Accounting Agreement, a Custody Agreement and a Transfer Agency and Service Agreement, as the case may be.

Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units (defined below) for each Fund pursuant to a distribution agreement. The Distributor does not maintain any secondary market shares. The Funds have adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.

No fee is currently paid by any Fund under the Plan, and there are no current plans to impose the fee. However, in the event a Fund were to charge a Rule 12b-1 fee, over time it would increase the cost of an investment in the Fund.

4. Creation and Redemption Transactions

The Funds issue and redeem shares on a continuous basis at NAV in groups of shares called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Only “Authorized Participants” may purchase or redeem shares directly from each Fund. An Authorized Participant is either (i) a “participating party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“CNS”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor with respect to creations and redemptions of Creation Units. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To compensate a Fund for transfer and other transaction costs involved in creation transactions and redemption transactions through the clearing process, investors will be required to pay a minimum transaction fee, assessed per transaction, of $500. To the extent a Creation Unit consists of more than 100 securities, an additional fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

5. Summary of Fair Value Disclosure

The FASB Accounting Standards Codification 820-10, “Fair Value Measurements and Disclosures”, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For more detailed categories, see the accompanying Schedules of Investments.

6. Derivative Instruments

The Funds have adopted authoritative standards of accounting for derivative instruments which establish enhanced disclosure requirements. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. Certain Funds use derivative instruments as part of their principal investment strategies to seek to achieve their investment objective.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

6. Derivative Instruments – (continued)

At June 30, 2026, the fair values of derivative instruments were as follows:

Statements of Assets and Liabilities:

Fund	Asset Derivatives	Equity Risk
MSOS Daily Leveraged ETF	Unrealized Appreciation on OTC Swap Contracts	$1,618,231
Pure US Cannabis ETF	Unrealized Appreciation on OTC Swap Contracts	117,679,242
STAR Global Buy-Write ETF	Investments, at Market Value	36,312

Fund	Liability Derivatives	Equity Risk
Pure US Cannabis ETF	Unrealized Depreciation on OTC Swap Contracts	$9,179,806
STAR Global Buy-Write ETF	Options Written, at value	12,246

Transactions in derivative instruments during the year ended June 30, 2026, were as follows:

Statements of Operations:

Fund	Realized Gain (Loss)	Equity Risk
MSOS Daily Leveraged ETF	Swaps	$(13,966,814)
Pure US Cannabis ETF	Swaps	201,317,543
STAR Global Buy-Write ETF	Options Purchased	253,565
STAR Global Buy-Write ETF	Options Written	(171,560)

Fund	Change in Unrealized Gain (Loss)	Equity Risk
MSOS Daily Leveraged ETF	Swaps	$1,682,794
Pure US Cannabis ETF	Swaps	110,631,525
STAR Global Buy-Write ETF	Options Purchased	14,778
STAR Global Buy-Write ETF	Options Written	141,077

For the year ended June 30, 2026, the average volume of the derivatives opened by the Funds was as follows:

	MSOS Daily Leveraged ETF	Pure US Cannabis ETF	STAR Global Buy-Write ETF
Long Swaps Contracts	$1,592,986	$2,842,644	$—
Purchased Options Contracts	—	—	44,986
Written Options Contracts	—	—	34,759

7. Federal Income Tax

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. FASB Accounting Standards Update No. 2009-06, “Implementation Guidance on Accounting for Uncertainty in Income Taxes and Disclosure Amendments for Nonpublic Entities” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2023 − 2025), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

7. Federal Income Tax – (continued)

The Trust currently has no tax-related examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2026, the approximate cost of investments, excluding short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Other Derivatives and Short Positions Net Unrealized Appreciation (Depreciation)
Dorsey Wright ADR ETF	$39,672,098	$8,000,706	$(2,313,251)	$5,687,455	$—
Dorsey Wright FSM All Cap World ETF	82,041,119	14,632,236	(32,808)	14,599,428	—
Dorsey Wright FSM US Core ETF	122,581,053	11,367,535	(770,923)	10,596,612	—
Dorsey Wright Short ETF	8,955,640	—	—	—	1,954,859
Focused Equity ETF	120,383,444	28,801,577	(16,673,887)	12,127,690	—
Gerber Kawasaki ETF	19,966,669	12,572,510	(581,336)	11,991,174	—
Hotel ETF	2,799,355	309,749	(90,707)	219,042	—
HAVC and Industrial ETF	14,517,424	2,269,558	(379,346)	1,890,212	—
Insider Advantage ETF	46,380,467	12,875,312	(2,527,518)	10,347,794	—
MSOS Daily Leveraged ETF	2,280,656	140	—	140	1,618,231
Psychedelics ETF	37,996,257	16,593,634	(8,827,024)	7,766,610	—
Pure Cannabis ETF	62,020,472	3,222,170	(29,663,034)	(26,440,864)	—
Pure US Cannabis ETF	365,937,022	25,395,652	(60,165,991)	(34,770,339)	108,499,436
Q Dynamic Growth ETF	35,645,504	4,617,002	(1,168,767)	3,448,235	—
Ranger Equity Bear ETF	41,240,909	—	—	—	(2,596,429)
STAR Global Buy-Write ETF	70,698,058	22,360,297	(480,544)	21,879,753	27,701
Vice ETF	6,934,175	1,303,023	(489,177)	813,846	—

At June 30, 2026, the components of distributable earnings/loss on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Timing Differences	Post-October/ Late-year Ordinary Deferrals	Net Unrealized Appreciation (Depreciation)	Total Earnings (Losses)
Dorsey Wright ADR ETF	$54,027	$—	$(51,179,623)	$—	$—	$5,687,455	$(45,438,141)
Dorsey Wright FSM All Cap World ETF	340,831	—	(21,956,541)	(7,699)	—	14,599,428	(7,023,981)
Dorsey Wright FSM US Core ETF	—	—	(1,178,122)	(7,699)	(127,357)	10,596,612	9,283,434
Dorsey Wright Short ETF	123,324	—	(94,346,674)	—	—	1,954,859	(92,268,491)
Focused Equity ETF	161,270	2,218,539	—	—	—	12,127,690	14,507,499
Gerber Kawasaki ETF	—	—	(8,774,690)	(6,625)	—	11,991,174	3,209,859
Hotel ETF	20,195	—	(1,189,328)	(9,713)	—	219,042	(959,804)
HVAC and Industrials ETF	—	—	(499,275)	(9,335)	(18,583)	1,890,212	1,363,019
Insider Advantage ETF	30,155	—	(13,186,734)	—	—	10,347,794	(2,808,785)
MSOS Daily Leveraged ETF	—	—	(132,889,821)	(20,057)	(3,825,175)	1,618,371	(135,116,682)

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

7. Federal Income Tax – (continued)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Timing Differences	Post-October/ Late-year Ordinary Deferrals	Net Unrealized Appreciation (Depreciation)	Total Earnings (Losses)
Psychedelics ETF	$—	$—	$(6,772,615)	$(16,778)	$(1,549,003)	$7,766,610	$(571,786)
Pure Cannabis ETF	—	—	(241,962,402)	—	—	(26,440,864)	(268,403,266)
Pure US Cannabis ETF	—	—	(2,048,168,001)	(82,681)	(18,596,509)	73,729,097	(1,993,118,094)
Q Dynamic Growth ETF	—	—	(2,033,989)	(7,956)	(127,802)	3,448,235	1,278,488
Ranger Equity Bear ETF	985,469	—	(412,584,040)	—	—	(2,596,429)	(414,195,000)
STAR Global Buy-Write ETF	389,317	—	(881,826)	(2,000,291)	—	21,907,454	19,414,654
Vice ETF	44,006	—	(1,100,715)	—	—	813,846	(242,863)

The differences between book and tax basis components of net assets are primarily attributed to wash sale loss deferrals and other book/tax differences.

At June 30, 2026, the effect of permanent book/tax reclassifications resulted in increases/(decreases) to the components of net assets as follows:

Fund	Distributable Earnings (Loss)	Paid-in Capital
Dorsey Wright ADR ETF	$(3,704,888)	$3,704,888
Dorsey Wright FSM All Cap World ETF	(8,736,664)	8,736,664
Dorsey Wright FSM US Core ETF	(25,060,139)	25,060,139
Dorsey Wright Short ETF	—	—
Focused Equity ETF	(11,827,656)	11,827,656
Gerber Kawasaki ETF	(524,715)	524,715
Hotel ETF	(494,342)	494,342
HVAC and Industrials ETF	(795,177)	795,177
Insider Advantage ETF	(232,488)	232,488
MSOS Daily Leveraged ETF	2,177,587	(2,177,587)
Psychedelics ETF	—	—
Pure Cannabis ETF	3,335,372	(3,335,372)
Pure US Cannabis ETF	(227,506,292)	227,506,292
Q Dynamic Growth ETF	(6,437,502)	6,437,502
Ranger Equity Bear ETF	—	—
STAR Global Buy-Write ETF	(66,526)	66,526
Vice ETF	(22,462)	22,462

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of net operating losses and redemptions-in-kind.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

7. Federal Income Tax – (continued)

The tax character of distributions paid during the fiscal years ended June 30, 2026 and 2025 were as follows:

Fund	2026 Ordinary Income	2026 Long Term Capital Gains	2026 Return of Capital	2025 Ordinary Income	2025 Long Term Capital Gains	2025 Return of Capital
Dorsey Wright ADR ETF	$359,877	$—	$—	$272,179	$—	$—
Dorsey Wright FSM All Cap World ETF	641,547	—	—	—	—	—
Dorsey Wright FSM US Core ETF	34,599	—	—	209,381	—	—
Dorsey Wright Short ETF	770,185	—	—	744,087	—	—
Focused Equity ETF	571,581	—	—	1,047,338	—	—
Gerber Kawasaki ETF	23,483	—	—	—	—	—
Hotel ETF	42,424	—	—	—	—	—
HVAC and Industrials ETF	8,834	—	—	—	—	—
Insider Advantage ETF	489,679	—	—	318,213	—	—
MSOS Daily Leveraged ETF	—	—	—	—	—	—
Psychedelics ETF	1,709,408	—	—	225,448	—	—
Pure Cannabis ETF	—	—	—	520,020	—	—
Pure US Cannabis ETF	—	—	—	—	—	—
Q Dynamic Growth ETF	—	—	—	—	—	—
Ranger Equity Bear ETF	1,991,450	—	—	3,798,221	—	—
STAR Global Buy-Write ETF	1,004,935	—	—	673,294	—	—
Vice ETF	55,937	—	—	102,755	—	—

Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. Post-October losses and ordinary income losses deferred to July 1, 2026 are as follows:

Fund	Late Year Ordinary Loss Deferral	Short-Term Capital Post-October Loss	Long-Term Capital Post-October Loss
Dorsey Wright ADR ETF	$—	$—	$—
Dorsey Wright FSM All Cap World ETF	—	—	—
Dorsey Wright FSM US Core ETF	127,357	—	—
Dorsey Wright Short ETF	—	—	—
Focused Equity ETF	—	—	—
Gerber Kawasaki ETF	—	—	—
Hotel ETF	—	—	—
HVAC and Industrials ETF	18,583	—	—
Insider Advantage ETF	—	—	—
MSOS Daily Leveraged ETF	3,825,175	—	—

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

7. Federal Income Tax – (continued)

Fund	Late Year Ordinary Loss Deferral	Short-Term Capital Post-October Loss	Long-Term Capital Post-October Loss
Psychedelics ETF	$1,549,003	$—	$—
Pure Cannabis ETF	—	—	—
Pure US Cannabis ETF	18,596,509	—	—
Q Dynamic Growth ETF	127,802	—	—
Ranger Equity Bear ETF	—	—	—
STAR Global Buy-Write ETF	—	—	—
Vice ETF	—	—	—

The following Funds have capital loss carryforwards available to offset future realized gains of:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total
Dorsey Wright ADR ETF	$(51,179,623)	$—	$(51,179,623)
Dorsey Wright FSM All Cap World ETF	(16,184,529)	(5,772,012)	(21,956,541)
Dorsey Wright FSM US Core ETF	(1,178,122)	—	(1,178,122)
Dorsey Wright Short ETF	(94,119,115)	(227,559)	(94,346,674)
Focused Equity ETF	—	—	—
Gerber Kawasaki ETF	(6,469,206)	(2,305,484)	(8,774,690)
Hotel ETF	(690,080)	(499,248)	(1,189,328)
HVAC and Industrials ETF	(499,275)	—	(499,275)
Insider Advantage ETF	(13,186,734)	—	(13,186,734)
MSOS Daily Leveraged ETF	(132,889,821)	—	(132,889,821)
Psychedelics ETF	—	(6,772,615)	(6,772,615)
Pure Cannabis ETF	(47,511,971)	(194,450,431)	(241,962,402)
Pure US Cannabis ETF	(1,487,630,539)	(560,537,462)	(2,048,168,001)
Q Dynamic Growth ETF	(2,033,989)	—	(2,033,989)
Ranger Equity Bear ETF	(411,682,676)	(901,364)	(412,584,040)
STAR Global Buy-Write ETF	—	(881,826)	(881,826)
Vice ETF	(1,100,715)	—	(1,100,715)

None of the Funds utilized capital loss carryforwards to offset taxable gains realized during the year ended June 30, 2026.

8. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the year ended June 30, 2026, were as follows:

	Purchases			Sales
Fund	Long Term	U.S. Government	In-Kind	Long Term	U.S. Government	In-Kind
Dorsey Wright ADR ETF	$48,799,772	$—	$5,475,605	$48,972,914	$—	$12,069,458
Dorsey Wright FSM All Cap World ETF	177,426,154	—	90,066,916	177,915,062	—	93,594,776

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

8. Investment Transactions – (continued)

	Purchases			Sales
Fund	Long Term	U.S. Government	In-Kind	Long Term	U.S. Government	In-Kind
Dorsey Wright FSM US Core ETF	242,978,220	—	195,578,891	248,459,602	—	202,302,857
Dorsey Wright Short ETF	30,448,288	—	—	27,724,741	—	—
Focused Equity ETF	45,903,394	—	1,696,415	46,541,825	—	55,917,572
Gerber Kawasaki ETF	13,515,587	—	2,070,097	14,509,625	—	1,413,068
Hotel ETF	2,931,331	—	2,347,301	2,915,718	—	2,399,626
HVAC and Industrial ETF	10,725,391	—	16,960,468	10,943,591	—	3,560,606
Insider Advantage ETF	81,482,952	—	—	81,720,521	—	2,465,168
MSOS Daily Leveraged ETF	369	—	—	—	—	—
Psychedelics ETF	13,775,336	—	21,890,851	15,888,807	—	—
Pure Cannabis ETF	21,459,492	—	2,411,503	23,351,819	—	5,929,020
Pure US Cannabis ETF	161,122,536	—	50,648,547	6,245,428	—	11,272,232
Q Dynamic Growth ETF	96,900,180	—	50,073,465	97,908,379	—	48,959,973
Ranger Equity Bear ETF	457,910,605	—	—	473,150,899	—	—
STAR Global Buy-Write ETF	3,038,305	—	13,400,895	4,724,128	—	234,786
Vice ETF	15,046,073	—	330,153	7,660,150	—	172,140

9. Risks Involved with Investing in the Funds

As with any investment, an investor could lose all or part of their investment in a Fund and the Fund’s performance could trail that of other investments. A Fund may be subject to one or more principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in each Fund’s prospectus. Please refer to a Fund’s currently effective prospectus for the specific list and description of the principal risks of investing in the Fund.

Cannabis-Related Company Risk

Cannabis-related companies are subject to various laws and regulations that may differ at the state/local and federal level. These laws and regulations may (i) significantly affect a cannabis-related company’s ability to secure financing, (ii) impact the market for marijuana industry sales and services, and (iii) set limitations on marijuana use, production, transportation, and storage. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, cannabis-related companies are subject to the risks associated with the greater agricultural industry, including changes to or trends that affect commodity prices, labor costs, weather conditions, and laws and regulations related to environmental protection, health and safety. Cannabis-related companies may also be subject to risks associated with the biotechnology and pharmaceutical industries. These risks include increased government regulation, the use and enforcement of intellectual property rights and patents, technological change and obsolescence, product liability lawsuits, and the risk that research and development may not necessarily lead to commercially successful products.

Credit Risk

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. Each Fund and its affiliates manage counterparty credit risk by entering into transactions

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

9. Risks Involved with Investing in the Funds – (continued)

only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its Statement of Assets and Liabilities. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

ETF Market Risk

In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. This difference can be reflected as a spread between the bid and ask prices quoted during the day or a premium or discount in the closing price from a Fund’s NAV.

Because a Fund’s shares trade in the secondary market, a broker may charge a commission to execute a transaction in shares and an investor may incur the cost of the spread between the price at which a dealer will buy shares (bid) and the somewhat higher price at which a dealer will sell shares (ask). In addition, not only are there a limited number of institutions that act as authorized participants, direct trading by authorized participants is critical to ensuring that a Fund’s shares trade at or close to NAV. However, market makers are not obligated to make a market in a Fund’s shares nor are authorized participants obligated to execute purchase or redemption orders for Creation Units and, in times of market stress, circumstances could develop that could cause them to refrain from these activities or reduce their role. The absence of an active market in a Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares. Because securities underlying investments held by a Fund may trade on a foreign exchange that is closed when the Fund’s listing exchange is open, there may be changes between the last quote from the closed foreign market and the value of the securities during the Fund’s domestic trading day, which also could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Fund of Funds Risk

Certain Funds’ investment performance, because they are fund of funds, depends on the investment performance of the Underlying ETFs in which they invest. An investment in these Funds is subject to the risk associated with the Underlying ETFs that comprise their portfolio. The Funds will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which they invest.

Illiquid Investments Risk

In certain circumstances, it may be difficult for a Fund to purchase and sell particular portfolio investments due to infrequent trading in such investments. The prices of such securities may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such securities without an unfavorable impact on prevailing market prices, or make it difficult for

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

9. Risks Involved with Investing in the Funds – (continued)

the Advisor or Sub-Advisor, as applicable, to dispose of such securities at a fair price at the time the Advisor or Sub-Advisor believes it is desirable to do so. The Fund’s investments in such securities may restrict the Fund’s ability to take advantage of other market opportunities and adversely affect the value of the Fund’s portfolio holdings. Such investments also may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.

Management Risk

The Advisor or Sub-Advisor, as applicable, continuously evaluates each Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s or Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment. In fact, no matter how good a job the Advisor or Sub-Advisor does, you could lose money on your investment in a Fund, just as you could with other investments. If the Advisor or Sub-Advisor is incorrect in its assessment of the income, growth or price realization potential of a Fund’s holdings or incorrect in its assessment of general market or economic conditions, then the value of the Fund’s shares may decline.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. A Fund’s investments may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors. For example, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of investments. Fluctuations in the value of securities and other financial instruments in which the Fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s investments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Trading Risk

Shares of each Fund may trade above or below their NAV. The NAV of shares will fluctuate with changes in the market value of a Fund’s holdings. The trading prices of a Fund’s shares will fluctuate in accordance with changes in NAV, as well as market supply and demand. When the market price of a Fund’s shares deviates significantly from their NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. However, given that shares can be

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

9. Risks Involved with Investing in the Funds – (continued)

created and redeemed only in Creation Units at NAV, the Advisor and Sub-Advisor, as applicable, do not believe that large discounts or premiums to NAV will exist for extended periods of time. Although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for a Fund’s shares will develop or be maintained. In addition, trading in shares of a Fund may be halted because of market conditions or for reasons that, in the view of the Fund’s Exchange, make trading in shares inadvisable.

10. Segment Reporting

Each fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the Advisor’s Fund Oversight Committee. The CODM reviews the operating results of each fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

11. Subsequent Events

At the recommendation of AdvisorShares Investments, LLC, the investment adviser to the series of AdvisorShares Trust, the Trust’s Board of Trustees approved the liquidation of the AdvisorShares Hotel ETF and AdvisorShares Vice ETF pursuant to the terms of a Plan of Liquidation. Accordingly, the Funds are expected to cease operations, liquidate its assets, and distribute the liquidation proceeds to shareholders on or about August 28, 2026.

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no other events have occurred that require additional disclosure.

12. Unaudited Tax Information

Qualified Dividend Income — Certain dividends paid by the Funds may be subject to a minimum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the year ended June 30, 2026, taxed at a minimum rate of 15% were as follows:

Fund	Percentage
Dorsey Wright ADR ETF	100.00%
Dorsey Wright FSM All Cap World ETF	100.00%
Dorsey Wright FSM US Core ETF	100.00%
Dorsey Wright Short ETF	0.00%
Focused Equity ETF	100.00%
Gerber Kawasaki ETF	0.00%
Hotel ETF	40.62%
HVAC and Industrials ETF	100.00%
Insider Advantage ETF	100.00%
MSOS Daily Leveraged ETF	0.00%
Psychedelics ETF	1.73%
Pure Cannabis ETF	0.00%
Pure US Cannabis ETF	0.00%
Q Dynamic Growth ETF	0.00%
Ranger Equity Bear ETF	0.00%
STAR Global Buy-Write ETF	23.12%
Vice ETF	100.00%

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

12. Unaudited Tax Information – (continued)

Dividends Received Deduction — For corporate shareholders, the percentage of ordinary income distributions for the year ended June 30, 2026 that qualifies for the dividends received deduction were as follows:

Fund	Percentage
Dorsey Wright ADR ETF	8.52%
Dorsey Wright FSM All Cap World ETF	46.81%
Dorsey Wright FSM US Core ETF	100.00%
Dorsey Wright Short ETF	0.00%
Focused Equity ETF	100.00%
Gerber Kawasaki ETF	0.00%
Hotel ETF	32.46%
HVAC and Industrials ETF	100.00%
Insider Advantage ETF	100.00%
MSOS Daily Leveraged ETF	0.00%
Psychedelics ETF	1.75%
Pure Cannabis ETF	0.00%
Pure US Cannabis ETF	0.00%
Q Dynamic Growth ETF	0.00%
Ranger Equity Bear ETF	0.00%
STAR Global Buy-Write ETF	17.74%
Vice ETF	71.16%

Qualified Interest Income — For nonresident alien shareholders, the percentage of ordinary income distributions for the year ended June 30, 2026 that qualified interest income were as follows:

Fund	Percentage
Dorsey Wright ADR ETF	0.00%
Dorsey Wright FSM All Cap World ETF	0.00%
Dorsey Wright FSM US Core ETF	0.00%
Dorsey Wright Short ETF	0.00%
Focused Equity ETF	0.00%
Gerber Kawasaki ETF	0.00%
Hotel ETF	0.00%
HVAC and Industrials ETF	0.00%
Insider Advantage ETF	0.00%
MSOS Daily Leveraged ETF	0.00%
Psychedelics ETF	0.00%
Pure Cannabis ETF	0.00%
Pure US Cannabis ETF	0.00%
Q Dynamic Growth ETF	0.00%
Ranger Equity Bear ETF	0.00%
STAR Global Buy-Write ETF	0.00%
Vice ETF	0.00%

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

June 30, 2026

12. Unaudited Tax Information – (continued)

The following Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid were as follows:

Fund	Foreign Taxes Paid	Gross Foreign Income
Dorsey Wright ADR ETF	$82,882	$898,384
Dorsey Wright FSM All Cap World ETF	—	—
Dorsey Wright FSM US Core ETF	—	—
Dorsey Wright Short ETF	—	—
Focused Equity ETF	—	—
Gerber Kawasaki ETF	—	—
Hotel ETF	—	—
HVAC and Industrials ETF	—	—
Insider Advantage ETF	—	—
MSOS Daily Leveraged ETF	—	—
Psychedelics ETF	—	—
Pure Cannabis ETF	—	—
Pure US Cannabis ETF	—	—
Q Dynamic Growth ETF	—	—
Ranger Equity Bear ETF	—	—
STAR Global Buy-Write ETF	—	—
Vice ETF	—	—

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

of AdvisorShares Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Dorsey Wright ADR ETF, Dorsey Wright FSM All Cap World ETF, Dorsey Wright FSM US Core ETF, Dorsey Wright Short ETF, Focused Equity ETF, Gerber Kawasaki ETF, Hotel ETF, HVAC and Industrials ETF, Insider Advantage ETF, MSOS Daily Leveraged ETF (formerly, MSOS 2x Daily ETF), Psychedelics ETF, Pure Cannabis ETF, Pure US Cannabis ETF, Q Dynamic Growth ETF, Ranger Equity Bear ETF, STAR Global Buy-Write ETF, and Vice ETF, each a series of AdvisorShares Trust (the “Funds”), including the schedules of investments, as of June 30, 2026, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2026, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting AdvisorShares Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Dorsey Wright ADR ETF, Dorsey Wright FSM All Cap World ETF, Dorsey Wright FSM US Core ETF, Dorsey Wright Short ETF, Focused Equity ETF, Hotel ETF, Insider Advantage ETF, Pure Cannabis ETF, Pure US Cannabis ETF, Q Dynamic Growth ETF, Ranger Equity Bear ETF, STAR Global Buy-Write ETF, Vice ETF	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the five years in the period ended June 30, 2026

Gerber Kawasaki ETF	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the four years in the period ended June 30, 2026 and the period July 2, 2021 (commencement of operations) through June 30, 2022

Psychedelics ETF	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the four years in the period ended June 30, 2026 and the period September 16, 2021 (commencement of operations) through June 30, 2022

MSOS Daily Leveraged ETF	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the three years in the period ended June 30, 2026 and the period August 24, 2022 (commencement of operations) through June 30, 2023

HVAC and Industrials ETF	For the year ended June 30, 2026	For the year ended June 30, 2026 and for the period February 3, 2025 (commencement of operations) through June 30, 2025	For the year ended June 30, 2026 and for the period February 3, 2025 (commencement of operations) through June 30, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2009.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, brokers or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

/s/ TAIT, WELLER & BAKER LLP
TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 28, 2026

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of the Advisory Agreement for Each Fund and the Sub-Advisory Agreements for the
AdvisorShares Gerber Kawasaki ETF and AdvisorShares STAR Global Buy-Write ETF

At meetings of the Board of Trustees (the “Board”) of AdvisorShares Trust (the “Trust”) held on February 25, 2026 and May 28, 2026, the Board, including those trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered and approved the renewal of (a) separate sub-advisory agreements (together, the “Sub-Advisory Agreements”) between AdvisorShares Investments, LLC (the “Advisor”) and (1) Gerber Kawasaki, Inc., on behalf of the AdvisorShares Gerber Kawasaki ETF and (2) CreativeOne Wealth, LLC, on behalf of the AdvisorShares STAR Global Buy-Write ETF (together, the “Sub-Advisors”), pursuant to which the Sub-Advisors perform portfolio management and related services, and (b) the investment advisory agreement between the Advisor and the Trust (together with the Sub-Advisory Agreements, the “Advisory Agreements”), on behalf of each series of the Trust (each, a “Fund” and, collectively, the “Funds”).

Pursuant to Section 15 of the 1940 Act, to continue after their initial two-year term, the Advisory Agreements must be approved annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds meetings to decide whether to renew the Advisory Agreements for an additional one-year term. In preparation for the meetings, the Board requests and reviews a wide variety of information from the Advisor and Sub-Advisors. The Board uses this information, as well as other information that the Advisor, Sub-Advisors and other service providers may submit to the Board at the meetings and over the course of the prior year, to help evaluate the Advisor’s and each Sub-Advisor’s fee and other aspects of the Advisory Agreements and decide whether to renew the Advisory Agreements for an additional year.

As discussed in further detail below, prior to and at the meetings, the Board, including the Independent Trustees, was presented with information to help it evaluate the Advisor’s and each Sub-Advisor’s fee and other aspects of the Advisory Agreements. The Board reviewed written materials from the Advisor and each Sub-Advisor regarding, among other things, (i) the nature, extent and quality of the services provided by the Advisor and each Sub-Advisor; (ii) the performance by the Advisor and each Sub-Advisor of its duties; (iii) the investment performance of each Fund; (iv) the costs of the services provided and profits realized by the Advisor and each Sub-Advisor; (v) the potential for economies of scale for the benefit of each Fund’s shareholders; and (vi) any ancillary benefits to the Adviser and each Sub-Advisor. The Board received an overview of the Advisor’s and each Sub-Advisor’s operations and management of the Funds, including comparative fee data and profitability analysis for each Fund, and was also provided with information with respect to compliance oversight. The Board reviewed the management of each Fund, including the Fund’s strategy, the focus in the markets, the Fund’s positioning in the market, and its attractive and unique offering. The Board reviewed the Advisor’s and each Sub-Advisor’s overall business generally, including any noteworthy personnel changes.

The Board deliberated on the renewal of the Advisory Agreements in light of the written materials that it received before the meetings, information it received at the meetings, and information it had received at prior board meetings. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the Advisor and each Sub-Advisor and the renewal of each Advisory Agreement. The Board did not identify any single piece of information discussed below that was paramount, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services provided by the Advisor and each Sub-Advisor, the Board reviewed the services provided to each Fund by the Advisor and applicable Sub-Advisor, noting that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services, such as

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Funds. The Trustees reviewed the extensive responsibilities that the Advisor has as investment advisor to each Fund, including the oversight of the activities and operations of the Sub-Advisors, as applicable, and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds. The most recent Form ADV for the Advisor and each Sub-Advisor was provided to the Board, as were responses to a detailed series of questions that, among other things, requested information about their business, services, and financial condition. The Board considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Advisor and each Sub-Advisor, including those individuals responsible for portfolio management, the Advisor’s and each Sub-Advisor’s operational capabilities and resources, and their experience in managing investment portfolios. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Advisor and each Sub-Advisor.

Performance of the Funds. The Board was provided with information regarding each Fund’s performance for various periods, as well as comparative performance information. The Advisor and each Sub-Advisor provided information regarding factors impacting the performance of the Funds, outlining current market conditions, and explaining its expectations and strategies for the future. The Board noted that each Fund is actively managed and that it receives regular reports regarding each Fund’s performance at its quarterly meetings. Based on this information, the Board concluded that it was satisfied with the investment results that the Advisor and each Sub-Advisor had been able to achieve for its respective Fund.

Cost of Services and Profitability. In considering whether the advisory and sub-advisory fees payable with respect to each Fund are reasonable, the Board reviewed the advisory fee paid by each Fund to the Advisor, the sub-advisory fee paid by the Advisor to each Sub-Advisor, the fees waived and/or expenses reimbursed by the Advisor and each Sub-Advisor over the period, the costs and other expenses incurred by the Advisor and each Sub-Advisor in providing advisory services, and the Advisor’s and each Sub-Advisor’s profitability analysis with respect to each Fund, as applicable. In discussing the fee arrangements between the Advisor and each Sub-Advisor, the Board noted that the Advisor pays each Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board also reviewed information comparing each Fund’s fee to the fee paid by comparable funds. The Board also considered the Advisor’s contractual arrangement to waive its advisory fee and/or reimburse expenses in an effort to control the expense ratios of the Funds. Based on its review, in the context of its full deliberations, the Board concluded for each Fund that the advisory and sub-advisory fees appear to be reasonable in light of the services rendered.

Economies of Scale. The Board considered for each Fund whether economies of scale were realized, noting any fee waivers and/or expense reimbursements by the Advisor and Sub-Advisors and whether the Advisor’s and/or Sub-Advisors’ fees include breakpoints. The Board determined to continue to assess on an ongoing basis whether the aggregate advisory fee for each Fund appropriately takes into account any economies of scale that may be realized as a result of any significant asset growth of a Fund.

Ancillary Benefits. The Board noted the potential benefits to be received by the Advisor and each Sub-Advisor as a result of its relationship with a Fund (other than the advisory or sub-advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with a Fund’s performance.

Conclusion. Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously concluded that the terms of each Advisory Agreement are fair and reasonable and agreed to renew each Advisory Agreement for another year.

SUPPLEMENTAL INFORMATION

Quarterly Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available without charge on the SEC’s website at www.sec.gov.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-877-843-3831. This information is also available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.advisorshares.com.

ADVISORSHARES TRUST

Investment Advisor	Distributor

AdvisorShares Investments, LLC
4800 Montgomery Lane, Suite 150
Bethesda, MD 20814

Sub-Advisors

CreativeOne Wealth, LLC
6330 Sprint Parkway, Suite 400
Overland Park, KS 66211

Gerber Kawasaki, Inc.
2716 Ocean Park Boulevard
Santa Monica, CA 90405

Ranger Alternative Management, L.P.
1845 Woodall Rodgers Freeway, Suite 1050
Dallas, TX 75201

Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Custodian/Fund Administrator/Transfer Agent

The Bank of New York Mellon
 240 Greenwich Street
New York, NY 10286

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding a Fund’s risks, objectives, fees and expenses, experience of management and other information.

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, President
(principal executive officer)

Date	August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, President
(principal executive officer)

Date	August 31, 2026

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date	August 31, 2026

*	Print the name and title of each signing officer under his or her signature.